CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues
Sales	$ 7,234		$ 6,646		$ 8,325
Service, outsourcing and rentals	13,739		7,820		8,485
Finance income	660		713		798
Total Revenues	21,633		15,179		17,608
Costs and Expenses
Cost of sales	4,741		4,395		5,519
Cost of service, outsourcing and rentals	9,195		4,488		4,929
Equipment financing interest	246		271		305
Research, development and engineering expenses	781		840		884
Selling, administrative and general expenses	4,594		4,149		4,534
Restructuring and asset impairment charges	483		(8)		429
Acquisition-related costs	77		72		0
Amortization of intangible assets	316	[1],[2]	64	[1],[2]	58	[1],[2]
Other expenses, net	389		285		1,033
Total Costs and Expenses	20,818		14,552		17,687
Income tax expense (benefit)	256		152		(231)
Equity in net income of unconsolidated affiliates	78		41		113
Net Income	637		516		265
Less: Net income attributable to noncontrolling interests	31		31		35
Net Income Attributable to Xerox	$ 606		$ 485		$ 230
Basic Earnings per Share (in dollars per share)	$ 0.44		$ 0.56		$ 0.26
Diluted Earnings per Share (in dollars per share)	$ 0.43		$ 0.55		$ 0.26

[1]	(1) Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.
[2]	(2) Includes amortization of $4 for patents, which is included in cost of sales for each period presented.

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 1,211,000,000	$ 3,799,000,000
Accounts receivable, net	2,826,000,000	1,702,000,000
Billed portion of finance receivables, net	15,000,000	(226,000,000)
Finance receivables, net	(2,287,000,000)	(2,396,000,000)
Inventories	991,000,000	900,000,000
Other current assets	1,126,000,000	708,000,000
Total current assets	8,639,000,000	9,731,000,000
Finance receivables due after one year, net	4,135,000,000	4,405,000,000
Equipment on operating leases, net	530,000,000	551,000,000
Land, buildings and equipment, net	1,671,000,000	1,309,000,000
Investments in affiliates, at equity	1,291,000,000	1,056,000,000
Intangible assets, net	3,371,000,000	598,000,000
Goodwill	8,649,000,000	3,422,000,000
Deferred tax assets, long-term	540,000,000	1,640,000,000
Other long-term assets	1,774,000,000	1,320,000,000
Total Assets	30,600,000,000	24,032,000,000
Liabilities and Equity
Short-term debt and current portion of long-term debt	1,370,000,000	988,000,000
Accounts payable	1,968,000,000	1,451,000,000
Accrued compensation and benefits costs	901,000,000	695,000,000
Unearned income	371,000,000	201,000,000
Other current liabilities	1,807,000,000	1,126,000,000
Total current liabilities	6,417,000,000	4,461,000,000
Long-term debt	7,237,000,000	8,276,000,000
Liability to subsidiary trust issuing preferred securities	650,000,000	649,000,000
Pension and other benefit liabilities	2,071,000,000	1,884,000,000
Post-retirement medical benefits	920,000,000	999,000,000
Other long-term liabilities	797,000,000	572,000,000
Total Liabilities	18,092,000,000	16,841,000,000
Series A convertible preferred stock	349,000,000	0
Common stock	1,398,000,000	871,000,000
Additional paid-in capital	6,580,000,000	2,493,000,000
Retained earnings	6,016,000,000	5,674,000,000
Accumulated other comprehensive loss	(1,988,000,000)	(1,988,000,000)
Xerox shareholders' equity	12,006,000,000	7,050,000,000
Noncontrolling interests	153,000,000	141,000,000
Total Equity	12,159,000,000	7,191,000,000
Total Liabilities and Equity	$ 30,600,000,000	$ 24,032,000,000
Shares of common stock issued (in shares)	1,397,578,000	869,381,000
Shares of common stock outstanding (in shares)	1,397,578,000	1,738,762,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Cash Flows from Operating Activities:
Net income	$ 637		$ 516		$ 265
Adjustments required to reconcile net income to cash flows from operating activities:
Depreciation and amortization	1,097		698		669
Provision for receivables	180	[1]	289	[2]	199	[2]
Provision for inventory	31		52		115
Deferred tax expense (benefit)	(2)		120		(324)
Net gain on sales of businesses and assets	(18)		(16)		(21)
Undistributed equity in net income of unconsolidated affiliates	(37)		(25)		(53)
Stock-based compensation	123		85		85
Provision for litigation, net	36		0		781
Payments for litigation, net	(36)		(28)		(615)
Restructuring and asset impairment charges	483		(8)		429
Payments for restructurings	(213)		(270)		(131)
Contributions to pension benefit plans	(237)		(122)		(299)
(Increase) decrease in accounts receivable and billed portion of finance receivables	(118)		467		57
Collections of deferred proceeds from sales of receivables	218		0		0
(Increase) decrease in inventories	(151)		319		(114)
Increase in equipment on operating leases	(288)		(267)		(331)
Decrease in finance receivables	129		248		164
(Increase) decrease in other current and long-term assets	(98)		129		(8)
Increase in accounts payable and accrued compensation	615		157		211
Decrease in other current and long-term liabilities	(9)		(100)		(174)
Net change in income tax assets and liabilities	229		(18)		(92)
Net change in derivative assets and liabilities	85		(56)		230
Other operating, net	70		38		(104)
Net cash provided by operating activities	2,726		2,208		939
Cash Flows from Investing Activities:
Cost of additions to land, buildings and equipment	(355)		(95)		(206)
Proceeds from sales of land, buildings and equipment	52		17		38
Cost of additions to internal use software	(164)		(98)		(129)
Acquisitions, net of cash acquired	(1,734)		(163)		(155)
Net change in escrow and other restricted investments	20		(6)		8
Other investing, net	3		2		3
Net cash used in investing activities	(2,178)		(343)		(441)
Cash Flows from Financing Activities:
Net proceeds (payments) on secured financings	1		(57)		(227)
Net (payments) proceeds on other debt	(3,057)		923		926
Common stock dividends	(215)		(149)		(154)
Preferred stock dividends	(15)		0		0
Proceeds from issuances of common stock	183		1		6
Excess tax benefits from stock-based compensation	24		0		2
Payments to acquire treasury stock, including fees	0		0		(812)
Repurchases related to stock-based compensation	(15)		(12)		(33)
Other financing	(22)		(14)		(19)
Net cash (used in) provided by financing activities	(3,116)		692		(311)
Effect of exchange rate changes on cash and cash equivalents	(20)		13		(57)
(Decrease) increase in cash and cash equivalents	(2,588)		2,570		130
Cash and cash equivalents at beginning of year	3,799		1,229		1,099
Cash and Cash Equivalents at End of Year	$ 1,211		$ 3,799		$ 1,229

[1]	(1) Bad debt provisions relate to estimated losses due to credit and similar collectability issues. Other charges (credits) relate to adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.
[2]	(2) Includes amortization of $4 for patents, which is included in cost of sales for each period presented.

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions	Xerox Shareholders Equity [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]		Treasury Stock [Member]		Retained Earnings [Member]		AOCL [Member]		Non-controlling interests [Member]		Total
Balance at Dec. 31, 2007	$ 8,588		$ 920	[1]	$ 3,176		$ (31)	[1]	$ 5,288		$ (765)	[2]	$ 103		$ 8,691
Net income	230		0	[1]	0		0	[1]	230		0	[2]	35		265
Translation Adjustments	(1,364)		0	[1]	0		0	[1]	0		(1,364)	[2]	(3)		(1,367)
Cumulative affect of change in accounting principles	(25)		0	[1]	0		0	[1]	(25)		0	[2]	0		(25)
Changes in Defined Benefit Plans	(286)	[3]	0	[4]	0	[3]	0	[4]	0	[3]	(286)	[5]	0	[3]	(286)	[3]
Other unrealized gains (losses), net	(1)		0	[1]	0		0	[1]	0		(1)	[2]	0		(1)
Comprehensive (Loss) Income	(1,446)		0	[1]	0		0	[1]	0		0	[2]	32		(1,414)
Cash dividends declared - Common Stock	(152)	[6]	0	[7]	0	[6]	0	[7]	(152)	[6]	0	[8]	0	[6]	(152)	[6]
Stock option and incentive plans, net	60		5	[1]	55		0	[1]	0		0	[2]	0		60
Payments to acquire treasury stock, including fees	(812)		0	[1]	0		(812)	[1]	0		0	[2]	0		(812)
Cancellation of treasury stock	0		(59)	[1]	(784)		843	[1]	0		0	[2]	0		0
Distributions to noncontrolling interests	0		0	[1]	0		0	[1]	0		0	[2]	(15)		(15)
Balance at Dec. 31, 2008	6,238		866	[1]	2,447		0	[1]	5,341		(2,416)	[2]	120		6,358
Net income	485		0	[1]	0		0	[1]	485		0	[2]	31		516
Translation Adjustments	595		0	[1]	0		0	[1]	0		595	[2]	1		596
Changes in Defined Benefit Plans	(169)	[3]	0	[4]	0	[3]	0	[4]	0	[3]	(169)	[5]	0	[3]	(169)	[3]
Other unrealized gains (losses), net	2		0	[1]	0		0	[1]	0		2	[2]	0		2
Comprehensive (Loss) Income	913		0	[1]	0		0	[1]	0		0	[2]	32		945
Cash dividends declared - Common Stock	(152)	[6]	0	[7]	0	[6]	0	[7]	(152)	[6]	0	[6]	0	[6]	(152)	[6]
Stock option and incentive plans, net	72		5	[1]	67		0	[1]	0		0	[2]	0		72
Tax loss on stock option and incentive plans, net	(21)		0	[1]	(21)		0	[1]	0		0	[2]	0		(21)
Distributions to noncontrolling interests	0		0	[1]	0		0	[1]	0		0	[2]	(11)		(11)
Balance at Dec. 31, 2009	7,050		871	[1]	2,493		0	[1]	5,674		(1,988)	[2]	141		7,191
Net income	606		0	[1]	0		0	[1]	606		0	[2]	31		637
Translation Adjustments	(35)		0	[1]	0		0	[1]	0		(35)	[2]	0		(35)
Changes in Defined Benefit Plans	23	[3]	0	[4]	0	[3]	0	[4]	0	[3]	23	[3]	0	[3]	23	[3]
Other unrealized gains (losses), net	12		0	[1]	0		0	[1]	0		12	[2]	0		12
Comprehensive (Loss) Income	606		0	[1]	0		0	[1]	0		0	[2]	31		637
ACS Acquisition	4,315	[9]	490	[10]	3,825	[9]	0	[10]	0	[9]	0	[11]	0	[9]	4,315	[9]
Cash dividends declared - Common Stock	(243)	[6]	0	[7]	0	[6]	0	[7]	(243)	[6]	0	[8]	0	[6]	(243)	[6]
Cash dividends declared - preferred stock	(21)		0	[12]	0	[13]	0	[12]	(21)	[13]	0	[14]	0	[13]	(21)	[13]
Stock option and incentive plans, net	293		37	[1]	256		0	[1]	0		0	[2]	0		293
Tax loss on stock option and incentive plans, net	6		0	[1]	6		0	[1]	0		0	[2]	0		6
Distributions to noncontrolling interests	0		0	[1]	0		0	[1]	0		0	[2]	(19)		(19)
Balance at Dec. 31, 2010	$ 12,006		$ 1,398	[1]	$ 6,580		$ 0	[1]	$ 6,016		$ (1,988)	[2]	$ 153		$ 12,159

[1]	(6) Refer to Note 19 - Shareholders' Equity for rollforward of shares.
[2]	(1) Refer to Note 1 "Accumulated Other Comprehensive Loss (AOCL)" section for additional information.
[3]	(2) Refer to Note 15 - Employee Benefit Plans for additional information.
[4]	(6) (2) Refer to Note 19 - Shareholders' Equity for rollforward of shares. Refer to Note 15 - Employee Benefit Plans for additional information.
[5]	(1) (2) Refer to Note 1 "Accumulated Other Comprehensive Loss (AOCL)" section for additional information. Refer to Note 15 - Employee Benefit Plans for additional information.
[6]	(3) Cash dividends declared on common stock of $0.0425 in each of the four quarters in 2008, 2009 and 2010.
[7]	(6) (3) Refer to Note 19 - Shareholders' Equity for rollforward of shares. Cash dividends declared on common stock of $0.0425 in each of the four quarters in 2008, 2009 and 2010.
[8]	(1) (3) Refer to Note 1 "Accumulated Other Comprehensive Loss (AOCL)" section for additional information. Cash dividends declared on common stock of $0.0425 in each of the four quarters in 2008, 2009 and 2010.
[9]	(4) Refer to Note 3 - Acquisitions for additional information.
[10]	(6) (4) Refer to Note 19 - Shareholders' Equity for rollforward of shares. Refer to Note 3 - Acquisitions for additional information.
[11]	(1) (4) Refer to Note 1 "Accumulated Other Comprehensive Loss (AOCL)" section for additional information. Refer to Note 3 - Acquisitions for additional information.
[12]	(6) (5) Refer to Note 19 - Shareholders' Equity for rollforward of shares. Cash dividends declared on preferred stock of $12.22 per share in the first quarter of 2010 and $20 per share in each of the second, third and fourth quarters of 2010.
[13]	(5) Cash dividends declared on preferred stock of $12.22 per share in the first quarter of 2010 and $20 per share in each of the second, third and fourth quarters of 2010.
[14]	(1) (5) Refer to Note 1 "Accumulated Other Comprehensive Loss (AOCL)" section for additional information. Cash dividends declared on preferred stock of $12.22 per share in the first quarter of 2010 and $20 per share in each of the second, third and fourth quarters of 2010.

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010
Statement Of Stockholders Equity [Abstract]
Cash dividends declared per share - common stock (in dollars per share)	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425
Cash dividends declared per share - preferred stock (in dollars per share)	$ 20	$ 20	$ 20	$ 12.22

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Summary of Significant Accounting Policies
Note 1 – Summary of Significant Accounting Policies

References herein to “we,” “us,” “our,” the “Company,” and Xerox refer to Xerox Corporation and its consolidated subsidiaries unless the context specifically requires otherwise.

Description of Business and Basis of Presentation
We are a  $22 billion global enterprise for business process and document management. We provide essential back-office support through our broad portfolio of technology, services and outsourcing offerings.   We also offer extensive business process outsourcing and information technology outsourcing services through Affiliated Computer Services, Inc. (“ACS”), which we acquired in February 2010. We develop, manufacture, market, service and finance a complete range of document equipment, software, solutions and services.

Basis of Consolidation
The Consolidated Financial Statements include the accounts of Xerox Corporation and all of our controlled subsidiary companies. All significant intercompany accounts and transactions have been eliminated. Investments in business entities in which we do not have control, but we have the ability to exercise significant influence over operating and financial policies (generally 20% to 50% ownership) are accounted for using the equity method of accounting. Operating results of acquired businesses are included in the Consolidated Statements of Income from the date of acquisition.

We consolidate variable interest entities if we are deemed to be the primary beneficiary of the entity. Operating results for variable interest entities in which we are determined to be the primary beneficiary are included in the Consolidated Statements of Income from the date such determination is made.

For convenience and ease of reference, we refer to the financial statement caption “Income (Loss) before Income Taxes and Equity Income” as “pre-tax income” or “pre-tax loss” throughout the Notes to the Consolidated Financial Statements.

Use of Estimates
The preparation of our Consolidated Financial Statements, in accordance with accounting principles generally accepted in the United States of America, requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions are used for, but not limited to: (i) allocation of revenues and fair values in leases and other multiple element arrangements; (ii) accounting for residual values; (iii) economic lives of leased assets; (iv) revenue recognition for services under the percentage-of-completion method; (v) allowance for doubtful accounts; (vi) inventory valuation; (vii) restructuring and related charges; (viii) asset impairments; (ix) depreciable lives of assets; (x) useful lives of intangible assets; (xi) amortization period for customer contract costs (xii) pension and post-retirement benefit plans; (xiii) income tax reserves and valuation allowances; and (xiv) contingency and litigation reserves. Future events and their effects cannot be predicted with certainty; accordingly, our accounting estimates require the exercise of judgment. The accounting estimates used in the preparation of our Consolidated Financial Statements will change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Actual results could differ from those estimates.

The following table summarizes certain significant charges that require management estimates for the three years ended December 31, 2010:

	Years Ended December 31,
Expense/(Income)	2010	2009	2008
Restructuring provisions and asset impairments	$483	$(8)	$429
Provisions for receivables(1)	180	289	199
Provisions for litigation and regulatory matters	(4)	9	781
Provisions for obsolete and excess inventory	31	52	115
Depreciation and obsolescence of equipment on operating leases	313	329	298
Depreciation of buildings and equipment	379	247	257
Amortization of internal use software	70	53	56
Amortization of product software	7	5	—
Amortization of acquired intangible assets(2)	316	64	58
Amortization of customer contract costs	12	—	—
Defined pension benefits – net periodic benefit cost	304	232	174
Other post-retirement benefits – net periodic benefit cost	32	26	77
Deferred tax asset valuation allowance provisions	22	(11)	17

(1)	Includes net receivable adjustments of $(8), $(2) and $11 for 2010, 2009 and 2008, respectively.
(2)	Includes amortization of $4 for patents, which is included in cost of sales for each period presented.

Changes in Estimates
In the ordinary course of accounting for items discussed above, we make changes in estimates as appropriate and as we become aware of circumstances surrounding those estimates. Such changes and refinements in estimation methodologies are reflected in reported results of operations in the period in which the changes are made and, if material, their effects are disclosed in the Notes to the Consolidated Financial Statements.

New Accounting Standards and Accounting Changes

FASB Establishes Accounting Standards Codification™
In 2009, the FASB established the Accounting Standards Codification (“the Codification” or “ASC”) as the official single source of authoritative U.S. generally accepted accounting principles (“GAAP”). All existing accounting standards are superseded. All other accounting guidance not included in the Codification is considered non-authoritative. The Codification also includes all relevant Securities and Exchange Commission (“SEC”) guidance organized using the same topical structure in separate sections within the Codification. The FASB updates the Codification by issuing Accounting Standard Updates (“ASU’s”).

The Codification did not change GAAP, but only the way GAAP is organized and presented. In order to ease the transition to the Codification, we are providing the Codification cross-reference alongside the references to the standards issued and adopted prior to the adoption of the Codification.

Fair Value Accounting
In 2010, the FASB issued ASU No. 2010-06 which amended Fair Value Measurements and Disclosures – Overall (ASC Topic 820-10). This update required a gross presentation of activities within the Level 3 rollforward and added a new requirement to disclose transfers in and out of Level 1 and 2 measurements. The update also clarified the following existing disclosure requirements in ASC 820-10 regarding: i) the level of disaggregation of fair value measurements; and ii) the disclosures regarding inputs and valuation techniques. This update was effective for our fiscal year beginning January 1, 2010 except for the gross presentation of the Level 3 rollforward information, which is effective for our fiscal year beginning January 1, 2011. The principle impact from this update is to expand disclosures regarding our fair value measurements.

In 2009, the FASB issued the following updates that provide additional application guidance and require enhanced disclosures regarding fair value measurements:

•
FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (ASC Topic 820-10-65).

•	FSP FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (ASC Topic 320-10-65).
•	FSP FAS 107-1 and APB 28-1, “Interim Disclosures about Fair Value of Financial Instruments” (ASC Topic 320-10-65).
•	ASU No. 2009-05, “Fair Value Measurements and Disclosures (Topic 820)—Measuring Liabilities at Fair Value.”

We adopted these updates in 2009 and the adoptions did not have a material effect on our financial condition or results of operations.

In 2006, the FASB issued SFAS No. 157, “Fair Value Measurements” (ASC Topic 820) which defined fair value, established a market-based framework or hierarchy for measuring fair value and expanded disclosures about fair value measurements. This guidance is applicable whenever another accounting pronouncement requires or permits assets and liabilities to be measured at fair value. It did not expand or require any new fair value measures; however the application of this statement may change current practice. We adopted this guidance for financial assets and liabilities effective January 1, 2008 and for non-financial assets and liabilities effective January 1, 2009.  The adoption of this guidance, which primarily affected the valuation of our derivative contracts, did not have a material effect on our financial condition or results of operations.

Business Combinations
In 2007, the FASB issued SFAS No. 141 (revised 2007), “Business Combinations” (ASC Topic 805). This guidance requires the acquiring entity in a business combination to recognize the full fair value of assets acquired and liabilities assumed in the transaction (whether a full or partial acquisition); establishes the acquisition date fair value as the measurement objective for all assets acquired and liabilities assumed; requires expensing of most transaction and restructuring costs; and requires the acquirer to disclose the information needed to evaluate and understand the nature and financial effect of the business combination. We adopted this guidance effective January 1, 2009 and have applied it to all business combinations prospectively from that date. The impact of ASC Topic 805 on our consolidated financial statements depends upon the nature, terms and size of the acquisitions we consummate in the future.

Revenue Recognition
In 2009, the FASB issued the following ASUs:

•
ASU No. 2009-13, Revenue Recognition (ASC Topic 605) - Multiple-Deliverable Revenue Arrangements, a consensus of the FASB Emerging Issues Task Force. This guidance modified previous requirements by allowing the use of the "best estimate of selling price" in the absence of vendor-specific objective evidence (“VSOE”) or verifiable objective evidence (“VOE”) (now referred to as TPE standing for third-party evidence) for determining the selling price of a deliverable. A vendor is now required to use its best estimate of the selling price when more objective evidence of the selling price cannot be determined. In addition, the residual method of allocating arrangement consideration is no longer permitted.

•
ASU No. 2009-14, Software (ASC Topic 985) - Certain Revenue Arrangements That Include Software Elements, a consensus of the FASB Emerging Issues Task Force. This guidance modified the scope of ASC subtopic 985-605 Software-Revenue Recognition to exclude from its requirements (a) non-software components of tangible products and (b) software components of tangible products that are sold, licensed or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality.

We adopted these updates effective for our fiscal year beginning January 1, 2010 and are applying them prospectively from that date for new or materially modified arrangements. The adoption of these updates did not have a material effect on our financial condition or results of operations. See “Summary of Accounting Policies- Revenue recognition – Multiple Element Arrangements” for further information regarding our adoption of ASU No. 2009-13.

With respect to the new software guidance in ASU No. 2009-14, the modification in the scope of the industry-specific software revenue recognition guidance did not result in a change in the recognition of revenue for our equipment and services.  Software included within our equipment and services has generally been considered incidental and therefore has been, and will continue to be, accounted for as part of the sale of equipment or services.  Most of our equipment have both software and non-software components that function together to deliver the equipment’s essential functionality. The software scope modification is also not expected to change the recognition of revenue for software accessories sold in connection with our equipment or free-standing software sales as these transactions will continue to be accounted for under the industry-specific software revenue recognition guidance as separate software elements. See “Summary of Accounting Policies- Revenue recognition – Software” for further information.

Other Accounting Changes
In 2010, the FASB issued the following codification updates:

•
ASU 2010-19 which amended Foreign Currency (ASC Topic 830). The purpose of this update was to codify the SEC staff’s view on certain foreign currency issues related to investments in Venezuela. See “Foreign Currency Translation and Re-measurement” section below for further information regarding our operations in Venezuela.

•
ASU 2010-20 which amended Receivables (ASC Topic 310) and requires significantly increased disclosures regarding the credit quality of an entity’s financing receivables and its allowance for credit losses. In addition, this update requires an entity to disclose credit quality indicators past due information, and modifications of its financing receivables. The disclosures are first effective for our 2010 Annual Report. The principal impact from this update was increased disclosures concerning the details of finance receivables and the related provisions and reserves for credit losses. See Note 4 – Receivables, Net for the disclosures required by this update.

In 2009, the FASB issued the following codification updates:

•
ASU 2009-16 which amended Transfers and Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets.  This update removed the concept of a qualifying special-purpose entity and removed the exception from applying consolidation guidance to these entities.  This update also clarified the requirements for isolation and limitations on portions of financial assets that are eligible for sale accounting.  We adopted this update effective for our fiscal year beginning January 1, 2010. Certain accounts receivable sale arrangements were modified in order to qualify for sale accounting under this updated guidance. The adoption of this update did not have a material effect on our financial condition or results of operations.

•
ASU 2009-17 which amended Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.  This update required an analysis to determine whether a variable interest gives the entity a controlling financial interest in a variable interest entity.  It also required an ongoing reassessment and eliminates the quantitative approach previously required for determining whether an entity is the primary beneficiary.  We adopted this update effective for our fiscal year beginning January 1, 2010 and the adoption did not have a material effect on our financial condition or results of operations.

Since the implementation of the codification, the FASB has issued several ASU’s. Except for the ASU’s discussed above, the remaining ASU’s issued by the FASB entail technical corrections to existing guidance or affect guidance related to unique/infrequent transactions or specialized industries/entities and therefore have minimal, if any, impact on the Company.

Summary of Accounting Policies

Revenue Recognition
We generate revenue through services, the sale and rental of equipment, supplies and income associated with the financing of our equipment sales. Revenue is recognized when earned. More specifically, revenue related to services and sales of our products is recognized as follows:

Equipment: Revenues from the sale of equipment, including those from sales-type leases, are recognized at the time of sale or at the inception of the lease, as appropriate. For equipment sales that require us to install the product at the customer location, revenue is recognized when the equipment has been delivered and installed at the customer location. Sales of customer installable products are recognized upon shipment or receipt by the customer according to the customer’s shipping terms. Revenues from equipment under other leases and similar arrangements are accounted for by the operating lease method and are recognized as earned over the lease term, which is generally on a straight-line basis.

Services: Technical service revenues are derived primarily from maintenance contracts on our equipment sold to customers and are recognized over the term of the contracts. A substantial portion of our products are sold with full service maintenance agreements for which the customer typically pays a base service fee plus a variable amount based on usage. As a consequence, other than the product warranty obligations associated with certain of our low end products, we do not have any significant product warranty obligations, including any obligations under customer satisfaction programs.

Revenues associated with outsourcing services are generally recognized as services are rendered, which is generally on the basis of the number of accounts or transactions processed. Information technology processing revenues are recognized as services are provided to the customer, generally at the contractual selling prices of resources consumed or capacity utilized by our customers. In those service arrangements where final acceptance of a system or solution by the customer is required, revenue is deferred until all acceptance criteria have been met. Revenues on cost reimbursable contracts are recognized by applying an estimated factor to costs as incurred, determined by the contract provisions and prior experience. Revenues on unit-price contracts are recognized at the contractual selling prices as work is completed and accepted by the customer. Revenues on time and material contracts are recognized at the contractual rates as the labor hours and direct expenses are incurred.

In connection with our services arrangements, we incur costs to originate these long-term contracts and to perform the migration, transition and setup activities necessary to enable us to perform under the terms of the arrangement. We capitalize certain incremental direct costs that are related to the contract origination or transition, implementation and setup activities and amortize them over the term of the arrangement. From time to time, we also provide certain inducements to customers in the form of various arrangements, including contractual credits, which are capitalized and amortized as a reduction of revenue over the term of the contract. Customer-related deferred set-up/transition and inducement costs are being amortized over a weighted average period of approximately 8 years. Initial direct costs of an arrangement are capitalized and amortized over the contractual service period.

Long-lived assets used in the fulfillment of the arrangements are capitalized and depreciated over the shorter of their useful life or the term of the contract if an asset is contract specific.

Revenues on certain fixed price contracts where we provide information technology system development and implementation services are recognized over the contract term based on the percentage of development and implementation services that are provided during the period compared with the total estimated development and implementation services to be provided over the entire contract. These services require that we perform significant, extensive and complex design, development, modification or implementation of our customers’ systems. Performance will often extend over long periods, and our right to receive future payment depends on our future performance in accordance with the agreement. During 2010, we recognized approximately  $270 of revenue using the percentage-of-completion accounting method.

The percentage-of-completion methodology involves recognizing probable and reasonably estimable revenue using the percentage of services completed, on a current cumulative cost to estimated total cost basis, using a reasonably consistent profit margin over the period. Due to the long-term nature of these projects, developing the estimates of costs often requires significant judgment. Factors that must be considered in estimating the progress of work completed and ultimate cost of the projects include, but are not limited to, the availability of labor and labor productivity, the nature and complexity of the work to be performed and the impact of delayed performance. If changes occur in delivery, productivity or other factors used in developing the estimates of costs or revenues, we revise our cost and revenue estimates, which may result in increases or decreases in revenues and costs, and such revisions are reflected in income in the period in which the facts that give rise to that revision become known.

Revenues earned in excess of related billings are accrued, whereas billings in excess of revenues earned are deferred until the related services are provided. We recognize revenues for non-refundable, upfront implementation fees on a straight-line basis over the period between the initiations of the ongoing services through the end of the contract term.

Sales to distributors and resellers: We utilize distributors and resellers to sell certain of our products to end-user customers. We refer to our distributor and reseller network as our two-tier distribution model. Sales to distributors and resellers are generally recognized as revenue when products are sold to such distributors and resellers. Distributors and resellers participate in various cooperative marketing and other programs, and we record provisions for these programs as a reduction to revenue when the sales occur. Similarly, we account for our estimates of sales returns and other allowances when the sales occur based on our historical experience.

In certain instances, we may provide lease financing to end-user customers who purchased equipment we sold to distributors or resellers. We compete with other third party leasing companies with respect to the lease financing provided to these end-user customers.

Supplies: Supplies revenue generally is recognized upon shipment or utilization by customers in accordance with the sales terms.

Software: Most of our equipment has both software and non-software components that function together to deliver the equipment’s essential functionality and therefore they are accounted for together as part of the equipment sales or services revenues. Software accessories sold in connection with our equipment sales, as well as free-standing software sales are accounted for as separate deliverables or elements. In most cases, these software products are sold as part of multiple element arrangements and include software maintenance agreements for the delivery of technical service, as well as unspecified upgrades or enhancements on a when-and-if-available basis. In those software accessory and free-standing software arrangements that include more than one element, we allocate the revenue among the elements based on vendor-specific objective evidence (“VSOE”) of fair value. VSOE of fair value is based on the price charged when the deliverable is sold separately by us on a regular basis and not as part of the multiple-element arrangement. Revenue allocated to software is normally recognized upon delivery while revenue allocated to the software maintenance element is recognized ratably over the term of the arrangement.

Leases: The two primary accounting provisions which we use to classify transactions as sales-type or operating leases are: 1) a review of the lease term to determine if it is equal to or greater than 75% of the economic life of the equipment and 2) a review of the present value of the minimum lease payments to determine if they are equal to or greater than 90% of the fair market value of the equipment at the inception of the lease. Our leases in our Latin America operations have historically been recorded as operating leases given the cancellable nature of the contract or because the recoverability of the lease investment is deemed not to be predictable at lease inception.

For purposes of determining the economic life, we consider the most objective measure to be the original contract term, since most equipment is returned by lessees at or near the end of the contracted term. The economic life of most of our products is five years, since this represents the most frequent contractual lease term for our principal products and only a small percentage of our leases have original terms longer than five years. We continually evaluate the economic life of both existing and newly introduced products for purposes of this determination. Residual values, if any, are established at lease inception using estimates of fair value at the end of the lease term.

The vast majority of our leases that qualify as sales-type are non-cancelable and include cancellation penalties approximately equal to the full value of the lease receivables. A portion of our business involves sales to governmental units. Governmental units are those entities that have statutorily defined funding or annual budgets that are determined by their legislative bodies. Certain of our governmental contracts may have cancellation provisions or renewal clauses that are required by law, such as 1) those dependant on fiscal funding outside of a governmental unit’s control, 2) those that can be cancelled if deemed in the best interest of the governmental unit’s taxpayers or 3) those that must be renewed each fiscal year, given limitations that may exist on entering into multi-year contracts that are imposed by statute. In these circumstances, we carefully evaluate these contracts to assess whether cancellation is remote. The evaluation of a lease agreement with a renewal option includes an assessment as to whether the renewal is reasonably assured based on the apparent intent and our experience of such governmental unit. We further ensure that the contract provisions described above are offered only in instances where required by law. Where such contract terms are not legally required, we consider the arrangement to be cancelable and account for the lease as an operating lease.

After the initial lease of equipment to our customers, we may enter subsequent transactions with the same customer whereby we extend the term. Revenue from such lease extensions is typically recognized over the extension period.

Bundled Lease Arrangements: We sell our products and services under bundled lease arrangements, which typically include equipment, service, supplies and financing components for which the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual lease term. Approximately 40% of our equipment sales revenue is related to sales made under bundled lease arrangements. These arrangements also typically include an incremental, variable component for page volumes in excess of contractual page volume minimums, which are often expressed in terms of price-per-page. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed minimum payments that the customer is obligated to make (“fixed payments”) over the lease term. The payments associated with page volumes in excess of the minimums are contingent on whether or not such minimums are exceeded (“contingent payments”). In applying our lease accounting methodology, we only consider the fixed payments for purposes of allocating to the relative fair value elements of the contract. Contingent payments, if any, are recognized as revenue in the period when the customer exceeds the minimum copy volumes specified in the contract. Revenues under bundled arrangements are allocated considering the relative selling prices of the lease and non-lease deliverables included in the bundled arrangement. Lease deliverables include maintenance and executory costs, equipment and financing, while non-lease deliverables generally consist of the supplies and non-maintenance services. The allocation for the lease deliverables begins by allocating revenues to the maintenance and executory costs plus profit thereon. These elements are generally recognized over the term of the lease as service revenue. The remaining amounts are allocated to the equipment and financing elements which are subjected to the accounting estimates noted above under “Leases.”

Multiple Element Arrangements: We enter into the following revenue arrangements that may consist of multiple deliverables:

•	Bundled lease arrangements, which typically include both lease deliverables and non-lease deliverables as described above.
•	Sales of equipment with a related full-service maintenance agreement.
•
Contracts for multiple types of outsourcing services, as well as professional and value-added services.  For instance, we may contract for an implementation or development project and also provide services to operate the system over a period of time; or we may contract to scan, manage and store customer documents.

If a deliverable in a multiple-element arrangement is subject to specific guidance, such as leased equipment in our bundled lease arrangements (which is subject to specific leasing guidance) or accessory software (which is subject to software revenue recognition guidance), that deliverable is separated from the arrangement based on its relative selling price (the relative selling price method – see below) and accounted for in accordance with such specific guidance. The remaining deliverables in a multiple-element arrangement are accounted for based on the following guidance.

A multiple-element arrangement is separated into more than one unit of accounting if both of the following criteria are met:

•	The delivered item(s) has value to the customer on a stand-alone basis; and
•
If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in our control. If these criteria are not met, the arrangement is accounted for as one unit of accounting and the recognition of revenue is generally upon delivery/completion or ratably as a single unit of accounting over the contractual service period.

Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price. When applying the relative selling price method, the selling price for each deliverable is determined using VSOE of the selling price, or TPE of the selling price. If neither VSOE nor TPE of the selling price exists for a deliverable, we will use our best estimate of the selling price for that deliverable.

The new guidance with respect to multiple-element arrangements did not change the allocation of arrangement consideration to the units of accounting or the pattern and timing of revenue recognition for those units. Normally our equipment and services will qualify as separate units of accounting, which are the majority of our multiple-element arrangements. In addition, under previous guidance, consideration for multiple-element arrangements was allocated based on VSOE or TPE, since products and services are generally sold separately or the selling price is determinable based on competitor prices for similar deliverables.  As a result, for substantially all of our multiple-element arrangements, we will continue using VSOE or TPE to allocate the arrangement consideration to each respective deliverable.

Although infrequent, under previous guidance with respect to multiple-element arrangements, if we were unable to establish the selling price using VSOE or TPE, arrangement consideration was allocated using the residual method or recognized ratably over the contractual service period.  However, since the new guidance allows for the use of our best estimate of the selling price in our allocation of arrangement consideration if VSOE or TPE is not determinable, we now use our best estimate of selling price in those infrequent situations.  The objective of using estimated selling price based methodology is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis.  Accordingly, we determine our best estimate of selling price considering multiple factors including, but not limited to, geographies, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices. Estimated selling price based methodology generally will apply to an insignificant proportion of our arrangements with multiple deliverables.

Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand, including money-market funds, and investments with original maturities of three months or less.

Restricted Cash and Investments
As more fully discussed in Note 17 – Contingencies, various litigation matters in Brazil require us to make cash deposits as a condition of continuing the litigation. In addition, several of our secured financing arrangements and other contracts require us to post cash collateral or maintain minimum cash balances in escrow. These cash amounts are classified in our Consolidated Balance Sheets based on when the cash will be contractually or judicially released (refer to Note 10 – Supplementary Financial Information for classification of amounts).

Restricted cash amounts at December 31, 2010 and 2009 were as follows:

	2010	2009
Tax and labor litigation deposits in Brazil	$276	$240
Escrow and cash collections related to receivable sales	88	29
Other restricted cash	7	20
Total Restricted Cash and Investments	$371	$289

Inventories
Inventories are carried at the lower of average cost or market. Inventories also include equipment that is returned at the end of the lease term. Returned equipment is recorded at the lower of remaining net book value or salvage value. Salvage value consists of the estimated market value (generally determined based on replacement cost) of the salvageable component parts, which are expected to be used in the remanufacturing process. We regularly review inventory quantities and record a provision for excess and/or obsolete inventory based primarily on our estimated forecast of product demand, production requirements and servicing commitments. Several factors may influence the realizability of our inventories, including our decision to exit a product line, technological changes and new product development. The provision for excess and/or obsolete raw materials and equipment inventories is based primarily on near term forecasts of product demand and include consideration of new product introductions, as well as changes in remanufacturing strategies. The provision for excess and/or obsolete service parts inventory is based primarily on projected servicing requirements over the life of the related equipment populations.

Land, Buildings and Equipment and Equipment on Operating Leases
Land, buildings and equipment are recorded at cost. Buildings and equipment are depreciated over their estimated useful lives. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life. Equipment on operating leases is depreciated to estimated salvage value over the lease term. Depreciation is computed using the straight-line method. Significant improvements are capitalized and maintenance and repairs are expensed. Refer to Note 5 – Inventories and Equipment on Operating Leases, Net and Note 6 – Land, Buildings and Equipment, Net for further discussion.

Software – Internal Use and Product
We capitalize direct costs associated with developing, purchasing or otherwise acquiring software for internal use and amortize these costs on a straight-line basis over the expected useful life of the software, beginning when the software is implemented (“Internal Use Software”). Costs incurred for upgrades and enhancements that will not result in additional functionality are expensed as incurred. Useful lives of Internal Use Software generally vary from three to ten years.

We also capitalize certain costs related to the development of software solutions to be sold to our customers upon reaching technological feasibility and amortize these costs based on estimated future revenues (“Product Software”). In recognition of the uncertainties involved in estimating revenue, that amortization is not less than straight-line amortization over the software’s remaining estimated economic life. Useful lives of Product Software generally vary from three to ten years. Amounts capitalized for Product Software are included in Cash Flows from Operations.

Additions to:	2010	2009	2008
Internal use software	$164	$98	$129
Product software	70	1	1

	As of December 31,
Capitalized costs, net:	2010	2009
Internal use software	$468	$354
Product software	145	10

Goodwill and Other Intangible Assets
Goodwill is tested for impairment annually or more frequently if an event or circumstance indicates that an impairment loss may have been incurred. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units and determination of the fair value of each reporting unit. We estimate the fair value of each reporting unit using a discounted cash flow methodology. This requires us to use significant judgment including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for our business, the useful life over which cash flows will occur, determination of our weighted average cost of capital and relevant market data.

Other intangible assets primarily consist of assets obtained in connection with business acquisitions, including installed customer base and distribution network relationships, patents on existing technology and trademarks. We apply an impairment evaluation whenever events or changes in business circumstances indicate that the carrying value of our intangible assets may not be recoverable. Other intangible assets are amortized on a straight-line basis over their estimated economic lives. We believe that the straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained annually by the Company. Refer to Note 8 – Goodwill and Intangible Assets, Net for further information.

Impairment of Long-Lived Assets
We review the recoverability of our long-lived assets, including buildings, equipment, internal-use software and other intangible assets, when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on our ability to recover the carrying value of the asset from the expected future pre-tax cash flows (undiscounted and without interest charges) of the related operations. If these cash flows are less than the carrying value of such asset, an impairment loss is recognized for the difference between estimated fair value and carrying value. Our primary measure of fair value is based on discounted cash flows.

Treasury Stock
We account for repurchased common stock under the cost method and include such treasury stock as a component of our Common shareholders’ equity. Retirement of Treasury stock is recorded as a reduction of Common stock and Additional paid-in capital at the time such retirement is approved by our Board of Directors.

Research, Development and Engineering (“RD&E”)
Research, development and engineering costs are expensed as incurred. Sustaining engineering costs are incurred with respect to on-going product improvements or environmental compliance after initial product launch. Our RD&E expense for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
R&D	$653	$713	$750
Sustaining engineering	128	127	134
Total RD&E Expense	$781	$840	$884

Restructuring Charges
Costs associated with exit or disposal activities, including lease termination costs and certain employee severance costs associated with restructuring, plant closing or other activity, are recognized when they are incurred. In those geographies where we have either a formal severance plan or a history of consistently providing severance benefits representing a substantive plan, we recognize severance costs when they are both probable and reasonably estimable. Refer to Note 9 – Restructuring and Asset Impairment Charges for further information.

Pension and Post-Retirement Benefit Obligations
We sponsor defined benefit pension plans in various forms in several countries covering employees who meet eligibility requirements. Retiree health benefit plans cover U.S. and Canadian employees for retiree medical costs. We employ a delayed recognition feature in measuring the costs of pension and post-retirement benefit plans. This requires changes in the benefit obligations and changes in the value of assets set aside to meet those obligations to be recognized not as they occur, but systematically and gradually over subsequent periods. All changes are ultimately recognized as components of net periodic benefit cost, except to the extent they may be offset by subsequent changes. At any point, changes that have been identified and quantified but not recognized as components of net periodic benefit cost, are recognized in Accumulated Other Comprehensive Loss, Net of tax.

Several statistical and other factors that attempt to anticipate future events are used in calculating the expense, liability and asset values related to our pension and retiree health benefit plans. These factors include assumptions we make about the discount rate, expected return on plan assets, rate of increase in healthcare costs, the rate of future compensation increases, and mortality. Actual returns on plan assets are not immediately recognized in our income statement, due to the delayed recognition requirement. In calculating the expected return on the plan asset component of our net periodic pension cost, we apply our estimate of the long-term rate of return to the plan assets that support our pension obligations, after deducting assets that are specifically allocated to Transitional Retirement Accounts (which are accounted for based on specific plan terms).

For purposes of determining the expected return on plan assets, we utilize a calculated value approach in determining the value of the pension plan assets, rather than a fair market value approach. The primary difference between the two methods relates to systematic recognition of changes in fair value over time (generally two years) versus immediate recognition of changes in fair value. Our expected rate of return on plan assets is applied to the calculated asset value to determine the amount of the expected return on plan assets to be used in the determination of the net periodic pension cost. The calculated value approach reduces the volatility in net periodic pension cost that would result from using the fair market value approach.

The discount rate is used to present value our future anticipated benefit obligations. In estimating our discount rate, we consider rates of return on high-quality fixed-income investments included in various published bond indexes, adjusted to eliminate the effects of call provisions and differences in the timing and amounts of cash outflows related to the bonds, as well as the expected timing of pension and other benefit payments. In the U.S. and the U.K., which comprise approximately 75% of our projected benefit obligation, we consider the Moody’s Aa Corporate Bond Index and the International Index Company’s iBoxx Sterling Corporate AA Cash Bond Index, respectively, in the determination of the appropriate discount rate assumptions. Refer to Note 15 - Employee Benefit Plans for further information.

Each year, the difference between the actual return on plan assets and the expected return on plan assets, as well as increases or decreases in the benefit obligation as a result of changes in the discount rate are added to or subtracted from any cumulative actuarial gain or loss that arose in prior years. This resultant amount is the net actuarial gain or loss recognized in Accumulated other comprehensive loss and is subject to subsequent amortization to net periodic pension cost in future periods over the remaining service lives of the employees participating in the pension plan.

Foreign Currency Translation and Re-measurement
The functional currency for most foreign operations is the local currency. Net assets are translated at current rates of exchange and income, expense and cash flow items are translated at average exchange rates for the applicable period. The translation adjustments are recorded in Accumulated other comprehensive loss.

The U.S. Dollar is used as the functional currency for certain foreign subsidiaries that conduct their business in U.S. Dollars. A combination of current and historical exchange rates is used in re-measuring the local currency transactions of these subsidiaries and the resulting exchange adjustments are included in income.

Foreign currency losses were  $11,  $26 and  $34 in 2010, 2009 and 2008, respectively, and are included in Other expenses, net in the accompanying Consolidated Statements of Income.

We sold our Venezuelan subsidiary during the fourth quarter of 2010 as part of our restructuring actions – refer to Note 9 – Restructuring and Asset Impairment Charges for further information. Prior to the sale, the U.S. Dollar was the functional currency of our Venezuelan operations.  In January 2010, Venezuela announced a devaluation of the Bolivar to an official rate of 4.30 Bolivars to the U.S. Dollar for the majority of our products. As a result of this devaluation, we recorded a currency loss of  $21 in the first quarter of 2010 for the re-measurement of our net Bolivar denominated monetary assets. During 2010, the ability to obtain U.S. Dollars remained severely restricted. As a result, during 2010 we re-measured our net Bolivar denominated monetary transactions based on exchange rates available through alternative markets. The average rate during 2010 was approximately 5.77 Bolivars to the U.S. Dollar. The impact of this change in the exchange rate was not material to our results for the year since we derived less than 0.5% of our total revenues from Venezuela.

Accumulated Other Comprehensive Loss (“AOCL”)
AOCL is composed of the following for the three years ending December 31, 2010:

	2010	2009	2008
Cumulative translation adjustments	$(835)	$(800)	$(1,395)
Benefit plans net actuarial losses and prior service credits(1)	(1,167)	(1,190)	(1,021)
Other unrealized gains, net	14	2	—
Total Accumulated Other Comprehensive Loss	$(1,988)	$(1,988)	$(2,416)

(1)	Includes our share of Fuji Xerox.

Segment Reporting	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Segment Reporting
Note 2 – Segment Reporting

Our reportable segments are aligned with how we manage the business and view the markets we serve. In 2010, as a result of our acquisition of ACS, we realigned our internal financial reporting structure (refer to Note 3 – Acquisitions for information regarding the ACS acquisition). We now report our financial performance based on the following two primary reportable segments – Technology and Services. The Technology segment represents the combination of our former Production and Office segments excluding the document outsourcing business, which was previously included in these reportable segments. The Services segment represents the combination of our document outsourcing business and ACS’s business process outsourcing (“BPO”) and information technology outsourcing (“ITO”) businesses. We believe this realignment will help us to better manage our business and view the markets we serve, which are primarily centered around equipment systems and outsourcing services. Our Technology segment operations involve the sale and support of a broad range of document systems from entry level to the high-end. Our Services segment operations involve delivery of a broad range of outsourcing services including document, business processing and IT outsourcing services.  Our 2009 and 2008 segment disclosures have been restated to reflect our new 2010 internal reporting structure.

Our Technology segment is centered on strategic product groups, which share common technology, manufacturing and product platforms.  This segment includes the sale of document systems and supplies, technical services and product financing.   Our products range from:

•	“Entry,” which includes A4 devices and desktop printers.
•
“Mid-Range,” which includes A3 devices that generally serve workgroup environments in mid to large enterprises. Mid-Range includes products that fall into the following market categories: Color 41+ ppm priced at less than  $100K and Light Production 91+ppm priced at less than  $100K.

•	“High-End,” which includes production printing and publishing systems that generally serve the graphic communications marketplace and large enterprises.

The Services segment comprises three outsourcing service offerings:
•	Document Outsourcing (which includes Managed Print Services)
•	Business Process Outsourcing
•	Information Technology Outsourcing.

Document outsourcing services include service arrangements that allow customers to streamline, simplify and digitize their document-intensive business processes through automation and deployment of software applications and tools and the management of their printing needs. Business process outsourcing services include service arrangements where we manage a customer’s business activity or process. Information technology outsourcing services include service arrangements where we manage a customer’s IT-related activities, such as application management and application development, data center operations or testing and quality assurance.

The segment classified as Other includes several units, none of which meets the threshold for separate segment reporting. This group primarily includes Xerox Supplies Business Group (predominantly paper sales), Wide Format Systems, licensing revenues, GIS network integration solutions and electronic presentation systems, non-allocated Corporate items including non-financing interest, as well as other items included in Other expenses, net.

Selected financial information for our Operating segments for the three years ended December 31, 2010 was as follows:

	Technology	Services	Other	Total
2010(1)
Revenues	$9,790	$9,548	$1,635	$20,973
Finance income	559	89	12	660
Total Segment Revenues	$10,349	$9,637	$1,647	$21,633
Interest expense	$212	$28	$352	$592
Segment profit (loss) (2)	1,085	1,132	(342)	1,875
Equity in net income of unconsolidated affiliates	62	16	—	78

2009(1)
Revenues	$9,470	$3,373	$1,623	$14,466
Finance income	597	103	13	713
Total Segment Revenues	$10,067	$3,476	$1,636	$15,179
Interest expense	$229	$36	$262	$527
Segment profit (loss) (2)	949	231	(342)	838
Equity in net income of unconsolidated affiliates	33	8	—	41

2008(1)
Revenues	$11,041	$3,718	$2,051	$16,810
Finance income	673	110	15	798
Total Segment Revenues	$11,714	$3,828	$2,066	$17,608
Interest expense	$293	$5	$269	$567
Segment profit (loss) (2)	1,288	302	(245)	1,345
Equity in net income of unconsolidated affiliates	90	23	—	113

(1)	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.
(2)
Depreciation and amortization expense, which is recorded in cost of sales, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.

The following is a reconciliation of segment profit to pre-tax income (loss) for the three years ended December 31, 2010:

	2010	2009	2008
Total Segment Profit	$1,875	$838	$1,345
Reconciling items:
Restructuring and asset impairment charges	(483)	8	(429)
Restructuring charges of Fuji Xerox	(38)	(46)	(16)
Acquisition-related costs	(77)	(72)	—
Amortization of intangible assets	(312)	(60)	(54)
Venezuelan devaluation costs	(21)	—	—
ACS shareholders' litigation settlement	(36)	—	—
Litigation matters (1)	—	—	(774)
Loss on early extinguishment of debt	(15)	—	—
Equity in net income of unconsolidated affiliates	(78)	(41)	(113)
Equipment write-off and other	—	—	(38)
Pre-tax Income (Loss)	$815	$627	$(79)

(1)
The 2008 provision for litigation represents  $670 for the Carlson v. Xerox Corporation court approved settlement, as well as provisions for other litigation matters including  $36 for the probable loss related to the Brazil labor related contingencies.

Geographic area data is based upon the location of the subsidiary reporting the revenue or long-lived assets and is as follows for the three years ended December 31, 2010:

	Revenues			Long-Lived Assets (1)
	2010	2009	2008	2010	2009	2008
United States	$13,801	$8,156	$9,122	$1,764	$1,245	$1,386
Europe	5,332	4,971	6,011	741	717	680
Other areas	2,500	2,052	2,475	309	262	248
Total Revenues and Long-Lived Assets	$21,633	$15,179	$17,608	$2,814	$2,224	$2,314

(1)	Long-lived assets are comprised of (i) land, buildings and equipment, net, (ii) equipment on operating leases, net, (iii) internal use software, net and (iv) product software, net.

Acquisitions	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Acquisitions
Note 3 – Acquisitions

Affiliated Computer Services, Inc.

On February 5, 2010 (“the acquisition date”), we acquired all of the outstanding equity of ACS in a cash-and-stock transaction valued at approximately  $6.5 billion. ACS provides business process outsourcing and information technology (“ITO”) services and solutions to commercial and government clients worldwide. ACS delivers a full range of BPO and IT services, as well as end-to-end solutions to the public and private sectors and supports a variety of industries including education, energy, financial, government, healthcare, retail and transportation. ACS’s revenues for the calendar year ended December 31, 2009 were  $6.6 billion and they employed 78,000 people and operated in over 100 countries on the acquisition date.

Equity transaction: Each outstanding share of ACS Class A and Class B common stock was converted into a combination of 4.935 shares of Xerox common stock and  $18.60 in cash for a combined value of  $60.40 per share, or approximately  $6.0 billion based on the closing price of Xerox common stock of  $8.47 on the acquisition date. 489,802 thousand shares of Xerox common stock were issued. We also issued convertible preferred stock with a liquidation value of  $300 and a fair value of  $349 as of the acquisition date to ACS’s Class B shareholder.

All ACS stock options outstanding at closing were assumed by Xerox and converted into Xerox stock options. ACS stock options issued prior to August 2009, whether or not then vested and exercisable, became fully vested and exercisable in accordance with preexisting change-in-control provisions.  ACS stock options issued in August 2009 will continue to vest and become exercisable for Xerox common stock in accordance with their original terms.  For the August 2009 options, the portion of the estimated fair value associated with service prior to the close was recorded as part of the acquisition fair value with the remainder to be recorded as future compensation cost over the remaining vesting period. Each assumed ACS option became exercisable for 7.085289 Xerox common shares for a total of 96,662 thousand shares at a weighted average exercise price of  $6.79 per option. The estimated fair value associated with the Xerox options issued in exchange for the ACS options was approximately  $222 based on a Black-Scholes valuation model (refer to Note 19 – Shareholders’ Equity for assumptions). Approximately  $168 of the estimated fair value is associated with options issued prior to August 2009, which became fully vested and exercisable upon the acquisition in accordance with preexisting change-in-control provisions, was recorded as part of the acquisition fair value. The remaining  $54 is associated with options issued in August 2009 which continue to vest according to their original terms and therefore is being expensed as compensation cost over the remaining vesting period which is estimated to be approximately 3.9 years.

Fair value of consideration transferred: The table below details the consideration transferred to acquire ACS (certain amounts reflect rounding adjustments):

(shares in millions)	Conversion Calculation	Estimated Fair Value	Form of Consideration
ACS Class A shares outstanding as of the acquisition date	92.7
ACS Class B shares outstanding as of the acquisition date	6.6
Total ACS Shares Outstanding	99.3

Xerox stock price as of the acquisition date	$8.47
Multiplied by the exchange ratio	4.935
Equity Consideration per Common Share Outstanding	$41.80	$4,149	Xerox common stock

Cash Consideration per Common Share Outstanding	$18.60	$1,846	Cash

ACS stock options exchanged for a Xerox equivalent stock option	13.6
Multiplied by the option exchange ratio	7.085289
Total Xerox Equivalent Stock Options	96.7	$168	Xerox stock options

Xerox Preferred Stock Issued to ACS Class B Shareholder		$349	Xerox preferred stock

Total Fair Value of Consideration Transferred		$6,512

Recording of assets acquired and liabilities assumed: The transaction has been accounted for using the acquisition method of accounting which requires, among other things, that most assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date. The following table summarizes the assets acquired and liabilities assumed as of the acquisition date:

February 5, 2010
Assets
Cash and cash equivalents	$351
Accounts receivable	1,344
Other current assets	389
Land, buildings and equipment	416
Intangible assets	3,035
Goodwill	5,127
Other long-term assets	258

Liabilities
Other current liabilities	645
Deferred revenue	161
Deferred tax liability	990
Debt	2,310
Pension liabilities	39
Other long-term liabilities	263

Net Assets Acquired	$6,512

Intangible assets: The following table is a summary of the fair value estimates of the identifiable intangible assets and their weighted-average useful lives:

	Estimated Fair Value	Estimated Useful Life
Customer relationships/contracts	$2,920	11.6 years
ACS tradename	100	4 years
Buck tradename	10	(1)
Title plant	5	(2)
Total Identifiable Intangible Assets	$3,035

(1)	Determined to be an indefinite-lived asset.
(2)
Title plant is not subject to depreciation or charged to earnings based on ASC Topic 950 – Financial Services – Title Plant, unless   circumstances indicate that the carrying amount of the title plant has been impaired.

Deferred revenue: As part of our purchase price allocation, we revalued ACS’s existing deferred revenue to fair value based on the remaining post-acquisition service obligation. The total revaluation adjustment was  $133 ( $53 current;  $80 non-current) and represented the value for services already rendered for which no future obligation to provide services remains. Post acquisition, revenue will accordingly be reduced for the value of this adjustment. Accordingly, the remaining balance of deferred revenue included in the above of  $161 ( $145 current;  $16 non-current) primarily represents our estimate of the fair value for the remaining service obligation.

Deferred taxes:  We provided deferred taxes and recorded other tax adjustments as part of the accounting for the acquisition primarily related to the estimated fair value adjustments for acquired intangible assets, as well as the elimination of a previously recorded deferred tax liability associated with ACS’s historical goodwill that was tax deductible. In addition, we also provided deferred taxes of  $48 for the outside basis difference associated with certain foreign subsidiaries of ACS for which no taxes have been previously provided. We expect to reverse the outside basis difference primarily through repatriating earnings from those subsidiaries in lieu of permanently reinvesting them as well as through the reorganization of those subsidiaries.

Debt: We repaid  $1.7 billion of ACS’s debt and assumed an additional  $0.6 billion.  The following is a summary of the third-party debt assumed and not repaid in connection with the close of the acquisition:

4.70% Senior Notes due June 2010	$250
5.20% Senior Notes due June 2015	250
Capital lease obligations and other debt	64
Principal debt balance	564
Fair value adjustments	13
Total Debt Assumed But Not Repaid	$577
Pension obligations: We assumed several defined benefit pension plans covering the employees of ACS’s human resources consulting and outsourcing business in the U.S., U.K., Germany and Canada. The plans in the U.S. and Canada are both funded and unfunded; the plan in the U.K. is funded; and the plan in Germany is unfunded.

The following is a summary of the funded position of the assumed ACS plans as of the acquisition date, as well as associated weighted-average assumptions used to determine benefit obligations:

Estimated Fair Value
Projected benefit obligation	$142
Fair value of plan assets	111
Net Unfunded Status	$(31)

Amounts recognized in the Consolidated Balance Sheets:

Other long-term assets	$8
Pension liabilities	(39)
Net Amount Recognized	$(31)

Weighted average assumption used to determine benefit obligations at the acquisition date and net periodic benefit cost from the acquisition date through December 31, 2010:

Discount rate	5.7%
Expected rate of return on plan assets	6.9%
Rate of compensation increase	3.9%

Change-in-control liabilities: We assumed liabilities due under contractual change-in-control provisions in employment agreements of certain ACS employees and its Chairman of approximately  $95 ( $15 current;  $80 non-current). The liabilities include accruals for related excise and other taxes we are obligated to pay on these obligations.

Contingent consideration: Although there is no contingent consideration associated with our acquisition of ACS, ACS is obligated to make contingent payments in connection with prior acquisitions upon satisfaction of certain contractual criteria.  Contingent consideration obligations must be recorded at their respective fair value.  As of the acquisition date, the maximum aggregate amount of ACS’s outstanding contingent obligations to former shareholders of acquired entities was approximately  $46, of which  $11 was recorded representing the estimated fair value of this obligation. We made contingent payments of  $8 in 2010 which are reflected within investing activities in the Consolidated Statements of Cash Flows. As of December 31, 2010, the maximum aggregate amount of the outstanding contingent obligations to former shareholders of acquired entities was approximately  $5.

Goodwill: Goodwill in the amount of  $5.1 billion was recognized for this acquisition and is calculated as the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Specifically, the goodwill recorded as part of the acquisition of ACS includes:

•	the expected synergies and other benefits that we believe will result from combining the operations of ACS with the operations of Xerox;
•	any intangible assets that do not qualify for separate recognition such as the assembled workforce; and
•	the value of the going-concern element of ACS’s existing businesses (the higher rate of return on the assembled collection of net assets versus acquiring all of the net assets separately).

Goodwill of  $2.3 billion is deductible for tax purposes as a result of previous taxable acquisitions made by ACS. While the allocation of goodwill among reporting units is not complete, we expect the majority of the goodwill will be related to our Services segment.

Pro-forma impact of the acquisition: The unaudited pro-forma results presented below include the effects of the ACS acquisition as if it had been consummated as of January 1, 2010 and 2009. The pro-forma results include the amortization associated with an estimate for the acquired intangible assets and interest expense associated with debt used to fund the acquisition, as well as fair value adjustments for unearned revenue, software and land, buildings and equipment. To better reflect the combined operating results, material non-recurring charges directly attributable to the transaction have been excluded.  In addition, the pro-forma results do not include any anticipated synergies or other expected benefits of the acquisition. Accordingly, the unaudited pro-forma financial information below is not necessarily indicative of future results of operations or results that might have been achieved had the acquisition been consummated as of January 1, 2010 or 2009.

	2010	2009
Revenue	$22,252	$21,781
Net income – Xerox	592	795
Basic earnings per-share	0.41	0.57
Diluted earnings per-share	0.41	0.56

Note: The pro-forma information presented above is on a different basis than the pro-forma information provided in Management’s Discussion and Analysis of Financial Condition and Results of Operations of this Annual Report for the year ended December 31, 2010.

Other Acquisitions

Irish Business Systems Limited: In January 2010, we acquired Irish Business Systems Limited (“IBS”) for approximately  $29 net of cash acquired. This acquisition expands our reach into the small and mid-size business market in Ireland. IBS has eight offices located throughout Ireland and is a managed print services provider and the largest independent supplier of digital imaging and printing solutions in Ireland.

Veenman B.V.: In 2008, we acquired Veenman B.V. (“Veenman”), expanding our reach into the small and mid-sized business market in Europe, for approximately  $69 (€44 million) in cash, including transaction costs.  Veenman is the Netherlands’ leading independent distributor of office printers, copiers and multifunction devices serving small and mid-size businesses.

ACS Acquisitions

In November 2010, ACS acquired Spur Information Solutions, one of the United Kingdom’s leading providers of computer software used for parking enforcement, for  $12 in cash. The acquisition strengthens ACS's broad portfolio of services that support the transportation industry.

In October 2010, ACS acquired TMS Health (“TMS”), a U.S. based teleservices company that provides customer care services to the pharmaceutical, biotech and healthcare industries, for approximately  $48 in cash. Through TMS, ACS improves communication between pharmaceutical companies, physicians, consumers and pharmacists. By providing customer education, product sales and marketing and clinical trial solutions, ACS builds on the IT and BPO services it already delivers to the healthcare and pharmaceutical industries.

In July 2010, ACS acquired ExcellerateHRO, LLP (“EHRO”), a global benefits administration and relocation services provider, for  $125 net of cash acquired.  This acquisition establishes ACS as one of the world’s largest pension plan administrators and as a leading provider of outsourced health and welfare and relocation services. The purchase price was primarily allocated to intangible assets (consisting of customer relationships of  $32 and software of  $8) and goodwill of  $77 based on third-party valuations and management’s estimates.

GIS Acquisitions

In September 2010, GIS acquired Georgia Duplicating Products, an office equipment supplier, for approximately  $21 net of cash acquired.

In February 2009, GIS acquired ComDoc, Inc. (“ComDoc”) for approximately  $145 in cash. ComDoc is one of the larger independent office technology dealers in the U.S. and expands GIS’s coverage in Ohio, Pennsylvania, New York and West Virginia. GIS also acquired another business in 2009 for  $18 in cash.

In 2008, GIS acquired Saxon Business Systems, an office equipment supplier in Florida, for approximately  $69 in cash, including transaction costs. GIS acquired three other similar businesses in 2008 for a total of  $17 in cash.

These acquisitions continue the development of GIS’s national network of office technology suppliers to serve its expanding base of small and mid-size businesses.

Summary – Other Acquisitions

The operating results of the acquisitions described above are not material to our financial statements and are included within our results from the respective acquisition dates. Excluding ACS, our remaining 2010 acquisitions contributed aggregate revenues of approximately  $140 to our 2010 total revenues from their respective acquisition dates. The ACS acquisitions are included within our Services segment while the other acquisitions, including the GIS acquisitions, are primarily included within our Technology segment. The purchase prices were primarily allocated to intangible assets and goodwill based on third-party valuations and management’s estimates.

Receivables, Net	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Receivables, net
Note 4 – Receivables, Net

Accounts Receivable
Accounts receivable, net at December 31, 2010 and 2009 were as follows:

	2010	2009
Amounts billed or billable	$2,491	$1,850
Unbilled amounts	447	—
Allowance for doubtful accounts	(112)	(148)
Accounts Receivable, net	$2,826	$1,702

Unbilled amounts include amounts associated with percentage-of-completion accounting, and other earned revenues not currently billable due to contractual provisions. Amounts to be invoiced in the subsequent month for current services provided are included in amounts billable, and at December 31, 2010 and 2009 were approximately  $1,066 and  $603, respectively.

Finance Receivables
Finance receivables result from installment arrangements and sales-type leases arising from the marketing of our equipment. These receivables are typically collateralized by a security interest in the underlying assets. Finance receivables, net at December 31, 2010 and 2009 were as follows:

	2010	2009
Gross receivables	$7,914	$8,427
Unearned income	(1,093)	(1,197)
Subtotal	6,821	7,230
Residual values	11	19
Allowance for doubtful accounts	(212)	(222)
Finance receivables, net	6,620	7,027
Less: Billed portion of finance receivables, net	(198)	(226)
Less: Current portion of finance receivables not billed, net	(2,287)	(2,396)
Finance Receivables Due After One Year, net	$4,135	$4,405

Contractual maturities of our gross finance receivables as of December 31, 2010 were as follows (including those already billed of  $198):

2011	2012	2013	2014	2015	Thereafter	Total
$2,978	$2,178	$1,527	$862	$330	$39	$7,914

Provisions for Losses on Uncollectible Receivables
Accounts Receivable: The allowance for uncollectible accounts receivables is determined principally on the basis of past collection experience as well as consideration of current economic conditions and changes in our customer collection trends.

Finance Receivables: Finance receivables include sales-type leases, direct financing leases and installment loans.  Our finance receivable portfolios are primarily in the US, Canada and Europe.  We generally establish customer credit limits and estimate the allowance for credit losses on a country or geographic basis.

We establish credit limits based upon an initial evaluation of the customer’s credit quality and adjust that limit accordingly based upon ongoing credit evaluations of the customer including payment history and changes in credit quality.

The allowance for doubtful accounts and credit losses represents an estimate of the losses expected to be incurred from the Company’s finance receivable portfolio. The level of the allowance is determined on a collective basis by applying projected loss rates to our different portfolios by country, which represent our portfolio segments. This is the level at which we develop and document our methodology to determine allowance for credit losses. This loss rate is primarily based upon historical loss experience adjusted for judgments about the probable effects of relevant observable data including current economic conditions as well as delinquency trends, resolution rates, the aging of receivables, credit quality indicators and the financial health of specific customer classes or groups.  The allowance for doubtful finance receivables is inherently more difficult to estimate than the allowance for trade accounts receivable because the underlying lease portfolio has an average maturity, at any time, of approximately two to three years and contains past due billed amounts, as well as unbilled amounts. We consider all available information in our quarterly assessments of the adequacy of the allowance for doubtful accounts.  The identification of account-specific exposure is not a significant factor in establishing the allowance for doubtful finance receivables. Our policy and methodology used to establish our allowance for doubtful accounts has been consistently applied over all periods presented.

Since our allowance for doubtful Finance receivables is determined by country, the risk characteristics in our finance receivable portfolio segments will generally be consistent with the risk factors associated with the economies of those countries/regions.  The economies of the U.S., Canada and Europe continue to recover from the financial economic crises and recession which began in late 2008. Although loss rates across all our portfolio segments have declined in 2010, loss rates continue to be elevated as compared to prior years. Since Europe is composed of varied countries and regional economies, the risk profile within our European portfolio segment is somewhat more diversified due to the varying economic conditions among the countries.  Credit losses have increased within southern Europe given the current economic difficulties facing the countries in this region.

The following table is a rollforward of the allowance for doubtful finance receivables for the years ended December 31, 2010 and 2009, as well as the related investment in finance receivables:

	United States	Canada	Europe	Other (2)	Total
Allowance for Credit Losses:
Balance December 31, 2008	$93	$24	$78	$3	$198
Provision	77	21	78	1	177
Charge-offs	(79)	(19)	(73)	—	(171)
Recoveries and other(1)	8	7	4	(1)	18
Balance December 31, 2009	$99	$33	$87	$3	$222
Provision	47	22	59	—	128
Charge-offs	(58)	(23)	(59)	—	(140)
Recoveries and other(1)	3	5	(6)	—	2
Balance December 31, 2010	$91	$37	$81	$3	$212
Finance receivables collectively evaluated for impairment:
December 31, 2009	$3,474	$873	$2,832	$51	$7,230
December 31, 2010	$3,177	$872	$2,706	$66	$6,821

(1)	Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.
(2)	Includes developing market countries and smaller units.

In the U.S. and Canada, customers are further evaluated or segregated by class based on industry sector. The primary customer classes are Finance & Other Services, Government & Education; Graphic Arts; Industrial; Healthcare and Other. In Europe, customers are further grouped by class based on the country or region of the customer.  The primary customer classes include the U.K./Ireland, France and the following European regions - Central, Nordic, and Southern. These groupings or classes are used to understand the nature and extent of our exposure to credit risk arising from finance receivables.

We evaluate our customers based on the following credit quality indicators:

•
Investment grade:  This rating includes accounts with excellent to good business credit, asset quality and the capacity to meet financial obligations. These customers are less susceptible to adverse effects due to shifts in economic conditions or changes in circumstance. The rating generally equates to a Standard & Poors (S&P) rating of BBB- or better.  Loss rates in this category are normally minimal at less than 1%.

•
Non-investment grade:   This rating includes accounts with average credit risk that are more susceptible to loss in the event of adverse business or economic conditions. This rating generally equates to a S&P rating below BBB-.  Although we experience higher loss rates associated with this customer class, we believe the risk is somewhat mitigated by the fact that our leases are fairly well dispersed across a large and diverse customer base.  In addition, the higher loss rates are largely offset by the higher rates of return we obtain with such leases.  Loss rates in this category are generally in the range of 2% to 4%.

•
Substandard: This rating includes accounts that have marginal credit risk such that the customer’s ability to make repayment is impaired or may likely become impaired. We use numerous strategies to mitigate risk including higher rates of interest, prepayments, personal guarantees, etc. Accounts in this category include customers who were downgraded, during the term of the lease, from investment and non-investment grade evaluation when the lease was originated. Accordingly there is a distinct possibility for a loss of principal and interest or customer default.  The loss rates in this category are around 10%.

The credit quality indicators are updated at least annually. The credit quality of any given customer can significantly change during the life of the portfolio. Details about our finance receivables portfolio based by industry and by credit quality indicators are as follows:

	As of December 31, 2010
	Investment Grade	Non-Investment Grade	Substandard	Total Finance Receivables
United States:
Finance and Other Services	$360	$401	$190	$951
Government and Education	849	21	7	877
Graphics Arts	147	217	156	520
Industrial	206	91	38	335
Healthcare	134	48	32	214
Other	102	109	69	280
Total United States	1,798	887	492	3,177
Canada:
Finance and Other Services	150	127	56	333
Government and Education	127	12	3	142
Graphics Arts	32	35	48	115
Industrial	57	47	30	134
Other	88	47	13	148
Total Canada	454	268	150	872
Europe:
France	219	374	82	675
U.K./Ireland	206	164	51	421
Central(1)	297	551	65	913
Southern(2)	263	237	81	581
Nordics(3)	50	63	3	116
Total Europe	1,035	1,389	282	2,706
Other	33	33	—	66
Total	$3,320	$2,577	$924	$6,821

(1)	Switzerland, Germany, Austria, Belgium, Holland.
(2)	Italy, Greece, Spain, Portugal.
(3)	Sweden, Norway, Denmark, Finland.

The aging of our receivables portfolio is based upon the number of days an invoice is past due. Receivables that were more than 90 days past due are considered delinquent. Receivable losses are charged against the allowance when management believes the uncollectibility of the receivable is confirmed and is generally based on individual credit evaluations, results of collection efforts and specific circumstances of the customer. Subsequent recoveries, if any, are credited to the allowance.

We generally continue to maintain equipment on lease and provide services to customers that have invoices for finance receivables that are 90 days or more past due and, as a result of the bundled nature of billings, we also continue to accrue interest on those receivables.  However, interest revenue for such billings is only recognized if collectability is deemed reasonably assured. The aging of our billed finance receivables is as follows:

	As of December 31, 2010
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
United States:
Finance and Other Services	$23	$5	$2	$30	$921	$951	$23
Government and Education	26	6	3	35	842	877	40
Graphics Arts	21	3	1	25	495	520	16
Industrial	11	2	1	14	321	335	10
Healthcare	6	2	1	9	205	214	9
Other	8	2	—	10	270	280	8
Total United States	95	20	8	123	3,054	3,177	106
Total Canada	3	3	1	7	865	872	28
Europe:
France	1	1	—	2	673	675	5
U.K./Ireland	4	1	1	6	415	421	7
Central	9	2	4	15	898	913	39
Southern	32	10	15	57	524	581	99
Nordics	1	—	—	1	115	116	2
Total Europe	47	14	20	81	2,625	2,706	152
Other	2	—	—	2	64	66	—
Total	$147	$37	$29	$213	$6,608	$6,821	$286

Accounts Receivable Sales Arrangements
We have facilities in the U.S., Canada and several countries in Europe that enable us to sell to third-parties, on an on-going basis, certain accounts receivable without recourse. The accounts receivables sold are generally short-term trade receivables with payment due dates of less than 60 days. The agreements involve the sale of entire groups of accounts receivable for cash. In certain instances, a portion of the sales proceeds is held back and deferred until collection of the related receivables by the purchaser. Such holdbacks are not considered legal securities nor are they certificated. Deferred proceeds on accounts receivable sales in 2010 amounted to  $307. We report collections on such receivables as operating cash flows in the Consolidated Statements of Cash Flows, because such receivables are the result of an operating activity and the associated interest rate risk is de minimis due to its short-term nature.  These receivables are included in the caption “Other current assets” in the accompanying Consolidated Balance Sheets and were  $90 at December 31, 2010. Under most of the agreements, we also continue to service the sold accounts receivable. When applicable, a servicing liability is recorded for the estimated fair value of the servicing. The amounts associated with the servicing liability were not material.

Accounts receivable sales for the three years ended December 31, 2010 were as follows:

	2010	2009	2008
Accounts receivable sales	$2,374	$1,566	$717
Deferred proceeds	307	—	—
Fees associated with sales	15	13	4
Estimated increase on operating cash flows (1)	106	309	51

(1)
Represents the difference between current and prior year fourth quarter accounts receivable sales adjusted for the effects of: (i) the deferred proceeds, (ii) collections prior to the end of the year and (iii) currency.

Inventories and Equipment on Operating Leases, Net	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Inventories and Equipment on Operating Leases, Net
Note 5 – Inventories and Equipment on Operating Leases, Net

Inventories at December 31, 2010 and 2009 were as follows:

	2010	2009
Finished goods	$858	$772
Work-in-process	46	43
Raw materials	87	85
Total Inventories	$991	$900

The transfer of equipment from our inventories to equipment subject to an operating lease is presented in our Consolidated Statements of Cash Flows in the operating activities section as a non-cash adjustment. Equipment on operating leases and similar arrangements consists of our equipment rented to customers and depreciated to estimated salvage value at the end of the lease term. We recorded  $31,  $52 and  $115 in inventory write-down charges for the years ended December 31, 2010, 2009 and 2008, respectively.

Equipment on operating leases and the related accumulated depreciation at December 31, 2010 and 2009 were as follows:

	2010	2009
Equipment on operating leases	$1,561	$1,583
Accumulated depreciation	(1,031)	(1,032)
Equipment on Operating Leases, net	$530	$551

Depreciable lives generally vary from three to four years consistent with our planned and historical usage of the equipment subject to operating leases. Depreciation and obsolescence expense for equipment on operating leases was  $313,  $329 and  $298 for the years ended December 31, 2010, 2009 and 2008, respectively. Our equipment operating lease terms vary, generally from 12 to 36 months. Scheduled minimum future rental revenues on operating leases with original terms of one year or longer are:

2011	2012	2013	2014	2015	Thereafter
$389	$279	$180	$87	$41	$14

Total contingent rentals on operating leases, consisting principally of usage charges in excess of minimum contracted amounts, for the years ended December 31, 2010, 2009 and 2008 amounted to  $133,  $125 and  $117, respectively.

Land, Buildings and Equipment, Net	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Land, Buildings and Equipment, Net
Note 6 – Land, Buildings and Equipment, Net

Land, buildings and equipment, net at December 31, 2010 and 2009 were as follows:

	Estimated Useful Lives (Years)	2010	2009
Land	—	$63	$45
Buildings and building equipment	25 to 50	1,133	1,192
Leasehold improvements	Varies	455	328
Plant machinery	5 to 12	1,607	1,686
Office furniture and equipment	3 to 15	1,306	994
Other	4 to 20	115	100
Construction in progress	—	67	33
Subtotal		4,746	4,378
Accumulated depreciation		(3,075)	(3,069)
Land, Buildings and Equipment, net		$1,671	$1,309

Depreciation expense and operating lease rent expense for the years ended December 31, 2010, 2009 and 2008 were as follows:

	2010	2009	2008
Depreciation expense	$379	$247	$257
Operating lease rent expense (1)	632	267	252

(1)	We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases.

Future minimum operating lease commitments that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2010 were as follows:

2011	2012	2013	2014	2015	Thereafter
$669	$486	$337	$171	$118	$106

We have an information management contract with HP Enterprise Services (“HPES”), the legal successor to Electronic Data Systems Corp. through March 2014.  Services to be provided under this contract include support for European mainframe system processing, as well as workplace, service desk and voice and data network management. Although the HPES contract runs through March 2014, we may choose to transfer some of the services to internal Xerox providers before the HPES contract ends. There are no minimum payments required under this contract. We can terminate the contract for convenience without paying a termination fee by providing sixty days prior notice. Should we terminate the contract for convenience, we have an option to purchase the assets placed in service under the HPES contract. Payments to HPES, which are primarily recorded in selling, administrative and general expenses, were  $98,  $198 and  $279 for the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010 and 2009 we terminated several agreements with HPES for information management services and either terminated the services or entered into new agreements for similar services with several alternative providers. Services provided under these new contracts include mainframe application processing, development and support and mid-range applications processing and support. These contracts have various terms through 2015. Some of the contracts require minimum payments and include termination penalties. Payments for information management services which are primarily recorded in selling, administrative and general expenses were  $44 and  $26 for the years ended December 31, 2010 and 2009, respectively.

Investments in Affiliates, at Equity	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Investment in Affiliates, at Equity
Note 7 – Investments in Affiliates, at Equity

Investments in corporate joint ventures and other companies in which we generally have a 20% to 50% ownership interest at December 31, 2010 and 2009 were as follows:

	2010	2009
Fuji Xerox	$1,217	$998
All other equity investments	74	58
Investments in Affiliates, at Equity	$1,291	$1,056

Our equity in net income of our unconsolidated affiliates for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
Fuji Xerox	$63	$30	$101
Other investments	15	11	12
Total Equity in Net Income of Unconsolidated Affiliates	$78	$41	$113

Fuji Xerox
Fuji Xerox is headquartered in Tokyo and operates in Japan, China, Australia, New Zealand and other areas of the Pacific Rim. Our investment in Fuji Xerox of  $1,217 at December 31, 2010, differs from our implied 25% interest in the underlying net assets, or  $1,335 due primarily to our deferral of gains resulting from sales of assets by us to Fuji Xerox, partially offset by goodwill related to the Fuji Xerox investment established at the time we acquired our remaining 20% of Xerox Limited from The Rank Group plc.

Equity in net income of Fuji Xerox is affected by certain adjustments to reflect the deferral of profit associated with intercompany sales. These adjustments may result in recorded equity income that is different than that implied by our 25% ownership interest. Equity income for 2010 and 2009 includes after-tax restructuring charges of  $38 and  $46, respectively, primarily reflecting employee-related costs as part of Fuji Xerox’s continued cost-reduction actions to improve its competitive position.

Condensed financial data of Fuji Xerox for the three calendar years ended December 31, 2010 was as follows:

	2010	2009	2008
Summary of Operations
Revenues	$11,276	$9,998	$11,190
Costs and expenses	10,659	9,781	10,451
Income before income taxes	617	217	739
Income tax expense	291	67	287
Net Income	326	150	452
Less: Net income - noncontrolling interests	5	1	7
Net Income - Fuji Xerox	$321	$149	$445

Balance Sheet
Assets:
Current assets	$4,884	$4,111	$4,734
Long-term assets	5,978	5,457	5,470
Total Assets	$10,862	$9,568	$10,204
Liabilities and Equity:
Current liabilities	$3,534	$2,643	$3,534
Long-term debt	1,260	1,368	996
Other long-term liabilities	707	1,104	1,095
Noncontrolling interests	22	19	23
Fuji Xerox Shareholders’ equity	5,339	4,434	4,556
Total Liabilities and Equity	$10,862	$9,568	$10,204

Yen/U.S. Dollar exchange rates used to translate are as follows:

	Exchange Basis	2010	2009	2008
Summary of Operations	Weighted Average Rate	87.64	93.51	103.31
Balance Sheet	Year-End Rate	81.66	92.46	90.28

Transactions with Fuji Xerox
We receive dividends from Fuji Xerox, which are reflected as a reduction in our investment. Additionally, we have a Technology Agreement with Fuji Xerox whereby we receive royalty payments for their use of our Xerox brand trademark, as well as rights to access their patent portfolio in exchange for access to our patent portfolio. These payments are included in Service, outsourcing and rental revenues in the Consolidated Statements of Income. We also have arrangements with Fuji Xerox whereby we purchase inventory from and sell inventory to Fuji Xerox. Pricing of the transactions under these arrangements is based upon terms the Company believes to be conducted at arm’s length. Our purchase commitments with Fuji Xerox are in the normal course of business and typically have a lead time of three months. In addition, we pay Fuji Xerox and they pay us for unique research and development costs.

Transactions with Fuji Xerox for the three years ended December 31, 2010 were as follows:

	2010	2009	2008
Dividends received from Fuji Xerox	$36	$10	$56
Royalty revenue earned	116	106	112
Inventory purchases from Fuji Xerox	2,098	1,590	2,150
Inventory sales to Fuji Xerox	147	133	162
R&D payments received from Fuji Xerox	1	3	5
R&D payments paid to Fuji Xerox	30	33	34

As of December 31, 2010 and 2009, net amounts due to Fuji Xerox were  $109 and  $114, respectively.

Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Goodwill and Intangible Assets, Net
Note 8 – Goodwill and Intangible Assets, Net

Goodwill

In 2010, as a result of our acquisition of ACS, we realigned our internal reporting structure (see Note 2 – Segments for additional information). Our December 31, 2010 goodwill balance was reallocated to properly reflect our new segments and to align goodwill to the reporting units benefiting from the synergies of our acquisitions.

The following table presents the changes in the carrying amount of goodwill, by reportable segment, for the three years ended December 31, 2010:

	Technology	Services	Other	Total
Balance at December 31, 2007	$2,317	$1,122	$9	$3,448
Foreign currency translation	(200)	(193)	(2)	(395)
Acquisition of Veenman B.V.	44	—	—	44
GIS acquisitions	73	—	—	73
Purchase Price allocation adjustment – GIS	12	—	—	12
Balance at December 31, 2008	$2,246	$929	$7	$3,182
Foreign currency translation	61	60	1	122
GIS acquisitions	118	—	—	118
Balance at December 31, 2009	$2,425	$989	$8	$3,422
Foreign currency translation	(25)	(22)	—	(47)
Acquisition of Affiliated Computer Services, Inc. (“ACS”)	—	5,127	—	5,127
ACS acquisitions	—	124	—	124
GIS acquisitions	11	—	—	11
Acquisition of Irish Business Systems, Ltd.	14	—	—	14
Other	—	(2)	—	(2)
Balance at December 31, 2010	$2,425	$6,216	$8	$8,649

Intangible Assets, Net

Intangible assets primarily relate to the Services operating segment. Intangible assets were comprised of the following as of December 31, 2010 and 2009:

		December 31, 2010			December 31, 2009
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Customer base	12 years	$3,487	$464	$3,023	$525	$198	$327
Distribution network	25 years	123	54	69	123	49	74
Trademarks(1)	15 years	325	59	266	210	25	185
Technology, patents and non-compete(1)	6 years	47	34	13	40	28	12
Total Intangible Assets		$3,982	$611	$3,371	$898	$300	$598

(1)	Includes $10 and $5 of non-amortizable assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.

Amortization expense related to intangible assets was  $316,  $64, and  $58 for the years ended December 31, 2010, 2009 and 2008, respectively. Excluding the impact of additional acquisitions, amortization expense is expected to approximate  $345 in 2011;  $335 in 2012 and 2013 and  $312 in 2014 and 2015.

Restructuring and Asset Impairment Charges	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Restructuring and Asset Impairment Charges
Note 9 – Restructuring and Asset Impairment Charges

The net restructuring and asset impairment charges (credits) in the Consolidated Statements of Income totaled  $483  $(8) and  $429 in 2010, 2009 and 2008, respectively. Detailed information related to restructuring program activity during the three years ended December 31, 2010 is outlined below:

Restructuring Activity	Severance and Related Costs	Lease Cancellation and Other Costs	Asset Impairments(1)	Total
Balance December 31, 2007	$71	$38	$—	$109
Restructuring provision	363	20	53	436
Reversals of prior accruals	(6)	(1)	—	(7)
Net current year charges(2)	357	19	53	429
Charges against reserve and currency	(108)	(25)	(53)	(186)
Balance December 31, 2008	320	32	—	352
Restructuring provision	28	9	—	37
Reversals of prior accruals	(39)	(6)	—	(45)
Net current year charges(2)	(11)	3	—	(8)
Charges against reserve and currency	(255)	(15)	—	(270)
Balance December 31, 2009	54	20	—	74
Restructuring provision	470	28	26	524
Reversals of prior accruals	(32)	(9)	—	(41)
Net current year charges(2)	438	19	26	483
Charges against reserve and currency	(194)	(14)	(26)	(234)
Balance December 31, 2010	$298	$25	$—	$323

(1)	Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.
(2)	Represents amount recognized within the Consolidated Statements of Income for the years shown.

The following table summarizes the reconciliation to the Consolidated Statements of Cash Flows for the three years ended December 31, 2010:

	2010	2009	2008
Charges to reserve	$(234)	$(270)	$(186)
Asset impairments	26	—	53
Effects of foreign currency and other non-cash items	(5)	—	2
Cash Payments for Restructurings	$(213)	$(270)	$(131)

The following table summarizes the total amount of costs incurred in connection with these restructuring programs by segment for the three years ended December 31, 2010:

	2010	2009	2008
Technology	$325	$(5)	$288
Services	104	(2)	85
Other	54	(1)	56
Total Net Restructuring Charges	$483	$(8)	$429

Over the past several years, we have engaged in a series of restructuring programs related to downsizing our employee base, exiting certain activities, outsourcing certain internal functions and engaging in other actions designed to reduce our cost structure and improve productivity. These initiatives primarily include severance actions and impact all major geographies and segments. Management continues to evaluate our business and, therefore, in future years, there may be additional provisions for new plan initiatives, as well as changes in estimates to amounts previously recorded, as payments are made or actions are completed. However, we do not expect that there will be significant new restructuring initiatives in 2011. Asset impairment charges were also incurred in connection with these restructuring actions for those assets made obsolete as a result of these programs.

2010 Activity
During 2010, we recorded  $483 of net restructuring and asset impairment charges, which included the following:
•
 $470 of severance costs related to headcount reductions of approximately 9,000 employees. The costs associated with these actions applied about equally to North America and Europe, with approximately 20% related to our developing market countries. Approximately  50% of the costs were focused on gross margin improvements, 40% on SAG and 10% on the optimization of RD&E investments and impacted the following functional areas:

-	Services
-	Supply chain and manufacturing
-	Back office administration
-	Development and engineering costs.
•	$28 for lease termination costs primarily reflecting the continued rationalization and optimization of our worldwide operating locations, particularly in light of our recent acquisition of ACS.
•
 $19 loss associated with the sale of our Venezuelan subsidiary. The loss primarily reflects the write-off of our Venezuelan net assets including working capital and long-lived assets. We will continue to sell equipment, parts and supplies to the acquiring company through a distribution arrangement but will no longer have any direct or local operations in Venezuela. The sale of our operations and change in business model follows a decision by management in the fourth quarter of 2010 to reduce the Company’s future exposure and risk associated with operating in this unpredictable economy.

The above charges were partially offset by  $41 of net reversals for changes in estimated reserves from prior period initiatives.

The restructuring reserve balance as of December 31, 2010, for all programs was  $323, of which approximately  $309 is expected to be spent over the next twelve months.

2009 Activity
Restructuring activity was minimal in 2009 and the related charges primarily reflected changes in estimates in severance costs from previously recorded actions.

2008 Activity
During 2008, we recorded  $357 of net restructuring charges predominantly consisting of severance and costs related to the elimination of approximately 4,900 positions primarily in both North America and Europe. Focus areas for the actions include the following:

•	Improving efficiency and effectiveness of infrastructure including: marketing, finance, human resources & training.
•	Capturing efficiencies in technical services, managed services and supply chain and manufacturing infrastructure.
•	Optimizing product development and engineering resources.

In addition, related to these activities, we also recorded lease cancellation and other costs of  $19 and asset impairment charges of  $53.  The lease termination and asset impairment charges primarily related to: (i) the relocation of certain manufacturing operations including the closing of our toner plant in Oklahoma City and the consolidation of our manufacturing operations in Ireland; and (ii) the exit from certain leased and owned facilities as a result of the actions noted above.

Supplementary Financial Information	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Supplementary Financial Information
Note 10 – Supplementary Financial Information

The components of other current assets and other current liabilities at December 31, 2010 and 2009 were as follows:

	2010	2009
Other Current Assets
Deferred taxes and income taxes receivable	$345	$328
Royalties, license fees and software maintenance	155	23
Restricted cash	91	31
Prepaid expenses	133	86
Derivative instruments	45	16
Deferred purchase price from sale of receivables	90	—
Advances and deposits	23	19
Other	244	205
Total Other Current Assets	$1,126	$708
Other Current Liabilities
Deferred taxes and income taxes payable	$59	$68
Other taxes payable	177	161
Interest payable	122	114
Restructuring reserves	309	64
Derivative instruments	19	15
Product warranties	17	19
Dividends payable	74	41
Distributor and reseller rebates/commissions	105	127
Other	925	517
Total Other Current Liabilities	$1,807	$1,126

The components of other long-term assets and other long-term liabilities at December 31, 2010 and 2009 were as follows:

	2010	2009
Other Long-term Assets
Prepaid pension costs	$92	$155
Net investment in discontinued operations (1)	224	240
Internal use software, net	468	354
Product software, net	145	10
Restricted cash	280	258
Debt issuance costs, net	42	62
Customer contract costs, net	134	—
Derivative instruments	11	10
Other	378	231
Total Other Long-term Assets	$1,774	$1,320
Other Long-term Liabilities
Deferred and other tax liabilities	$200	$167
Derivative instruments	—	9
Environmental reserves	20	23
Unearned income	36	—
Restructuring reserves	14	10
Other	527	363
Total Other Long-term Liabilities	$797	$572

(1)
At December 31, 2010, our net investment in discontinued operations primarily consists of a  $245 performance-based instrument relating to the 1997 sale of The Resolution Group (“TRG”) net of remaining net liabilities associated with our discontinued operations of  $21. The recovery of the performance-based instrument is dependent on the sufficiency of TRG’s available cash flows, as guaranteed by TRG’s ultimate parent, which are expected to be recovered in annual cash distributions through 2017.

Debt	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Debt
Note 11 – Debt

Short-term borrowings at December 31, 2010 and 2009 were as follows:

	2010	2009
Commercial paper	$300	$—
Current maturities of long-term debt	1,070	988
Total Short-term Debt	$1,370	$988

The weighted-average interest rate for commercial paper at December 31, 2010, including issuance costs, was 1.02 percent and had maturities ranging from 18 to 32 days.

We classify our debt based on the contractual maturity dates of the underlying debt instruments or as of the earliest put date available to the debt holders. We defer costs associated with debt issuance over the applicable term, or to the first put date in the case of convertible debt or debt with a put feature. These costs are amortized as interest expense in our Consolidated Statements of Income.

Long-term debt at December 31, 2010 and 2009 was as follows:

	Weighted Average Interest Rates at December 31, 2010(2)	2010	2009
Xerox Corporation
Senior Notes due 2010	—%	$—	$700
Notes due 2011	0.09%	1	1
Notes due 2011	—%	—	50
Senior Notes due 2011	6.59%	750	750
Senior Notes due 2012	5.59%	1,100	1,100
Senior Notes due 2013	5.65%	400	400
Senior Notes due 2013	—%	—	550
Convertible Notes due 2014	9.00%	19	19
Senior Notes due 2014	8.25%	750	750
Senior Notes due 2015	4.29%	1,000	1,000
Notes due 2016	7.20%	250	250
Senior Notes due 2016	6.48%	700	700
Senior Notes due 2017	6.83%	500	500
Senior Notes due 2018	6.37%	1,000	1,000
Senior Notes due 2019	5.66%	650	650
Zero Coupon Notes due 2023	5.41%	283	267
Senior Notes due 2039	6.78%	350	350
Subtotal		$7,753	$9,037
Xerox Credit Corporation
Notes due 2013	—%	—	10
Notes due 2014	—%	—	50
Subtotal		—	60
ACS
Notes due 2015	4.25%	250	—
Borrowings secured by other assets	6.62%	71	—
Subtotal		321	—
Other U.S. Operations
Borrowings secured by finance receivables	—%	—	2
Borrowings secured by other assets	12.39%	4	5
Subtotal		4	7
Total U.S. Operations		8,078	9,104
International Operations
Other debt due 2011-2013	0.86%	2	18
Total International Operations		2	18
Principal Debt Balance		8,080	9,122
Unamortized discount		(1)	(11)
Fair value adjustments (1)		228	153
Less: current maturities		(1,070)	(988)
Total Long-term Debt		$7,237	$8,276

(1)
Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.

(2)	Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.

Scheduled principal payments due on our long-term debt for the next five years and thereafter are as follows:

2011		2012	2013	2014	2015	Thereafter	Total
$1,070	(1)	$1,126	$412	$771	$1,251	$3,450	$8,080

(1)	Quarterly total debt maturities for 2011 are $11, $9, $1,041 and $9 for the first, second, third and fourth quarters, respectively.

Commercial Paper
In October 2010, Xerox’s Board of Directors authorized the company to issue commercial paper (“CP”). Aggregate CP and Credit Facility borrowings may not exceed  $2 billion outstanding at any time. Under the company's current private placement CP program, we may issue CP up to a maximum amount of  $1.0 billion outstanding at any time. The maturities of the CP Notes will vary, but may not exceed 390 days from the date of issue. The CP Notes are sold at a discount from par or, alternatively, sold at par and bear interest at market rates.

Credit Facility
The Credit Facility is a  $2.0 billion unsecured revolving credit facility including a  $300 letter of credit subfacility. At December 31, 2010 we had no outstanding borrowings or letters of credit. Approximately  $1.8 billion, or 90% of the Credit Facility, has a maturity date of April 30, 2013. The remaining portion of the Credit Facility has a maturity date of April 30, 2012.

The Credit Facility is available, without sublimit, to certain of our qualifying subsidiaries and includes provisions that would allow us to increase the overall size of the Credit Facility up to an aggregate amount of  $2.5 billion. Our obligations under the Credit Facility are unsecured and are not currently guaranteed by any of our subsidiaries. Any domestic subsidiary that guarantees more than  $100 of Xerox Corporation debt must also guaranty our obligations under the Credit Facility. In the event that any of our subsidiaries borrows under the Credit Facility, its borrowings thereunder would be guaranteed by us.

Borrowings under the Credit Facility bear interest at our choice, at either (a) a Base Rate as defined in our Credit Facility agreement, plus an all-in spread that varies between 1.5% and 3.5% depending on our credit rating at the time of borrowing, or (b) LIBOR plus an all-in spread that varies between 2.5% and 4.5% depending on our credit rating at the time of borrowing. Based on our credit rating as of December 31, 2010, the applicable all-in spreads for the Base Rate and LIBOR borrowing were 2.5% and 3.5%, respectively.

The Credit Facility contains various conditions to borrowing and affirmative, negative and financial maintenance covenants. Certain of the more significant covenants are summarized below:

(a)	Maximum leverage ratio (a quarterly test that is calculated as principal debt divided by consolidated EBITDA, as defined) of 3.75x.
(b)	Minimum interest coverage ratio (a quarterly test that is calculated as consolidated EBITDA divided by consolidated interest expense) may not be less than 3.00x.
(c)
Limitations on (i) liens of Xerox and certain of our subsidiaries securing debt, (ii) certain fundamental changes to corporate structure, (iii) changes in nature of business and (iv) limitations on debt incurred by certain subsidiaries.

The Credit Facility also contains various events of default, the occurrence of which could result in a termination by the lenders and the acceleration of all our obligations under the Credit Facility. These events of default include, without limitation: (i) payment defaults, (ii) breaches of covenants under the Credit Facility (certain of which breaches do not have any grace period), (iii) cross-defaults and acceleration to certain of our other obligations and (iv) a change of control of Xerox.

Capital Market Activity
During 2010, we redeemed the following Notes prior to their scheduled maturity:

•	7.625% Senior Notes due in 2013 for $550;
•	6.00% Medium-term Notes due 2011 for $25;
•	7.41% Medium-term Notes due 2011 for $25;
•	6.50% Medium-term Notes due 2013 for $10;
•	6.00% Medium-term Notes due 2014 for $25; and
•	6.125% Medium-term Notes due 2014 for $25.

We incurred a loss on extinguishment of approximately  $16, representing the call premium of approximately  $7 on the Senior Notes as well as the write-off of unamortized debt costs of  $9.

Interest
Interest paid on our short-term debt, long-term debt and liability to subsidiary trust issuing preferred securities amounted to  $586,  $531 and  $527 for the years ended December 31, 2010, 2009 and 2008, respectively.

Interest expense and interest income for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
Interest expense (1)	$592	$527	$567
Interest income (2)	679	734	833

(1)	Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.
(2)	Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.

Equipment financing interest is determined based on an estimated cost of funds, applied against the estimated level of debt required to support our net finance receivables. The estimated cost of funds is based on our overall corporate cost of borrowing adjusted to reflect a rate that would be paid by a typical BBB rated leasing company. The estimated level of debt is based on an assumed 7 to 1 leverage ratio of debt/equity as compared to our average finance receivable balance during the applicable period.

Net cash (payments) proceeds on debt other than secured borrowings as shown on the Consolidated Statements of Cash Flows for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
Net proceeds (payments) on short-term debt	$300	$(61)	$(38)
Net payments on Credit Facility	—	(246)	(354)
Net proceeds from issuance of long-term debt	—	2,725	1,650
Net payments on long-term debt	(3,357)	(1,495)	(332)
Net (Payments) Proceeds on Other Debt	$(3,057)	$923	$926

Liability to Subsidiary Trust Issuing Preferred Securities	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Liability to Subsidiary Trust Issuing Preferred Securities
Note 12 – Liability to Subsidiary Trust Issuing Preferred Securities

The Liability to Subsidiary Trust Issuing Preferred Securities included in our Consolidated Balance Sheets of  $650 and  $649 as of December 31, 2010 and 2009, respectively, reflects our obligations to Xerox Capital Trust I (“Trust I”) as a result of their loans to us from proceeds related to their issuance of preferred securities. This subsidiary is not consolidated in our financial statements because we are not the primary beneficiary of the trust.

In 1997, Trust I issued 650 thousand of 8.0% preferred securities (the “Preferred Securities”) to investors for  $644 ( $650 liquidation value) and 20,103 shares of common securities to us for  $20. With the proceeds from these securities, Trust I purchased  $670 principal amount of 8.0% Junior Subordinated Debentures due 2027 of the Company (“the Debentures”). The Debentures represent all of the assets of Trust I. On a consolidated basis, we received net proceeds of  $637 which was net of fees and discounts of  $13. Interest expense, together with the amortization of debt issuance costs and discounts, was  $54 in 2010, 2009 and 2008. We have guaranteed, on a subordinated basis, distributions and other payments due on the Preferred Securities. The guarantee, our obligations under the Debentures, the indenture pursuant to which the Debentures were issued and our obligations under the Amended and Restated Declaration of Trust governing the trust, taken together, provide a full and unconditional guarantee of amounts due on the Preferred Securities. The Preferred Securities accrue and pay cash distributions semiannually at a rate of 8% per year of the stated liquidation amount of one thousand dollars per Preferred Security. The Preferred Securities are mandatorily redeemable upon the maturity of the Debentures on February 1, 2027, or earlier to the extent of any redemption by us of any Debentures. The redemption price in either such case will be one thousand dollars per share plus accrued and unpaid distributions to the date fixed for redemption.

Financial Instruments	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Financial Instruments
Note 13 – Financial Instruments

We are exposed to market risk from changes in foreign currency exchange rates and interest rates, which could affect operating results, financial position and cash flows. We manage our exposure to these market risks through our regular operating and financing activities and, when appropriate, through the use of derivative financial instruments. These derivative financial instruments are utilized to hedge economic exposures, as well as to reduce earnings and cash flow volatility resulting from shifts in market rates. We enter into limited types of derivative contracts, including interest rate swap agreements, foreign currency spot, forward and swap contracts and net purchased foreign currency options to manage interest rate and foreign currency exposures. Our primary foreign currency market exposures include the Japanese Yen, Euro and U.K. Pound Sterling. The fair market values of all our derivative contracts change with fluctuations in interest rates and/or currency exchange rates and are designed so that any changes in their values are offset by changes in the values of the underlying exposures. Derivative financial instruments are held solely as risk management tools and not for trading or speculative purposes. The related cash flow impacts of all of our derivative activities are reflected as cash flows from operating activities.

We do not believe there is significant risk of loss in the event of non-performance by the counterparties associated with our derivative instruments because these transactions are executed with a diversified group of major financial institutions. Further, our policy is to deal with counterparties having a minimum investment grade or better credit rating. Credit risk is managed through the continuous monitoring of exposures to such counterparties.

Interest Rate Risk Management

We use interest rate swap agreements to manage our interest rate exposure and to achieve a desired proportion of variable and fixed rate debt. These derivatives may be designated as fair value hedges or cash flow hedges depending on the nature of the risk being hedged.

Fair Value Hedges
As of December 31, 2010 and 2009, pay variable/receive fixed interest rate swaps with notional amounts of  $950 and  $2,350 and net asset fair value of  $11 and  $1, respectively, were designated and accounted for as fair value hedges. No ineffective portion was recorded to earnings during 2010, 2009, or 2008.

The following is a summary of our fair value hedges at December 31, 2010:

Debt Instrument	Year First Designated as Hedge	Notional Amount	Net Fair Value	Weighted Average Interest Rate Paid	Interest Rate Received	Basis	Maturity
Senior Notes due 2013	2010	$400	$—	4.71%	5.65%	Libor	2013
Senior Notes due 2014	2009	450	10	6.19%	8.25%	Libor	2014
Senior Notes due 2016	2010	100	1	3.96%	6.40%	Libor	2016
Total Fair Value Hedges		$950	$11

Terminated Swaps
During the period from 2004 to 2010, we terminated early several interest rate swaps that were designated as fair value hedges of certain debt instruments.  The associated net fair value adjustments to the debt instruments are being amortized to interest expense over the remaining term of the related notes.  In 2010, 2009 and 2008, the amortization of these fair value adjustments reduced interest expense by  $28,  $17 and  $12, respectively, and we expect to record a net decrease in interest expense of  $199 in future years through 2027.

Foreign Exchange Risk Management

We are exposed to foreign currency exchange rate fluctuations in the normal course of business. As a part of our foreign exchange risk management strategy, we use derivative instruments, primarily forward contracts and purchase option contracts, to hedge the following foreign currency exposures, thereby reducing volatility of earnings and protecting fair values of assets and liabilities:

•	Foreign currency-denominated assets and liabilities

•	Forecasted purchases and sales in foreign currency

Summary of Foreign Exchange Hedging Positions
At December 31, 2010, we had outstanding forward exchange and purchased option contracts with gross notional values of  $2,968 which is reflective of the amounts that are normally outstanding at any point during the year. These contracts generally mature in 12 months or less.

The following is a summary of the primary hedging positions and corresponding fair values held as of December 31, 2010:

Currency Hedged (Buy/Sell)	Gross Notional Value	Fair Value Asset (Liability) (1)
U.K. Pound Sterling/Euro	$217	$(1)
Euro/U.S. Dollar	370	(3)
U.S. Dollar/Euro	585	9
Swedish Kronor/Euro	93	2
Swiss Franc/Euro	194	8
Japanese Yen/U.S. Dollar	397	8
Japanese Yen/Euro	367	11
Euro/U.K. Pound Sterling	211	1
U.K. Pound Sterling/Swiss Franc	74	(7)
Danish Krone/Euro	57	—
Mexican Peso/U.S. Dollar	52	—
All Other	351	(2)
Total Foreign Exchange Hedging	$2,968	$26
________

(1)	Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at December 31, 2010.

Foreign Currency Cash Flow Hedges
We designate a portion of our foreign currency derivative contracts as cash flow hedges of our foreign currency-denominated inventory purchases, sales and expenses. No amount of ineffectiveness was recorded in the Consolidated Statements of Income for these designated cash flow hedges and all components of each derivative’s gain or loss was included in the assessment of hedge effectiveness. As of December 31, 2010, the net asset fair value of these contracts was  $18.

Summary of Derivative Instruments Fair Values

The following table provides a summary of the fair value amounts of derivative instruments at December 31, 2010 and 2009, respectively.

		Fair Value
Designation of Derivatives	Balance Sheet Location	2010	2009

Derivatives Designated as Hedging Instruments
Foreign exchange contracts - forwards	Other current assets	$19	$4
	Other current liabilities	(1)	(3)
Interest rate swaps	Other long-term assets	11	10
	Other long-term liabilities	—	(9)
	Net Designated Assets	$29	$2

Derivatives NOT Designated as Hedging Instruments
Foreign exchange contracts - forwards	Other current assets	$26	$12
	Other current liabilities	(18)	(12)
	Net Undesignated Assets	$8	$—

Summary of Derivatives	Total Derivative Assets	$56	$26
	Total Derivative Liabilities	(19)	(24)
	Net Derivative Asset	$37	$2

Summary of Derivative Instruments Gains (Losses)

Derivative gains and losses affect the income statement based on whether such derivatives are designated as hedges of underlying exposures. The following is a summary of derivative gains and losses.

Designated Derivative Instruments Gains (Losses)
The following table provides a summary of the gains and losses on designated derivative instruments for the three years ended December 31, 2010:

		Derivative Gain (Loss) Recognized in Income			Hedged Item Gain (Loss) Recognized in Income
Derivatives in Fair Value Hedging Relationships	Location of Gain (Loss) Recognized In Income	2010	2009	2008	2010	2009	2008
Interest rate contracts	Interest expense	$99	$(18)	$206	$(99)	$18	$(206)

	Derivative Gain (Loss) Recognized in OCI (Effective Portion)				Gain (Loss) Reclassified from AOCI to Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships	2010	2009	2008	Location of Derivative Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	2010	2009	2008
Interest rate contracts	$—	$—	$(2)	Interest expense	$—	$—	$—
Foreign exchange contracts – forwards	46	(1)	4	Cost of sales	28	2	2
Total Cash Flow Hedges	$46	$(1)	$2		$28	$2	$2

No amount of ineffectiveness was recorded in the Consolidated Statements of Income for these designated cash flow hedges and all components of each derivative’s gain or loss was included in the assessment of hedge effectiveness.

Non-Designated Derivative Instruments Gains (Losses)
Non-designated derivative instruments are primarily instruments used to hedge foreign currency denominated assets and liabilities. They are not designated as hedges because there is a natural offset for the re-measurement of the underlying foreign currency denominated asset or liability.

The following table provides a summary of gains (losses) on non-designated derivative instruments for the three years ended December 31, 2010:

Derivatives NOT Designated as Hedging Instruments	Location of Derivative Gain (Loss)	2010	2009	2008
Foreign exchange contracts	Other expense – Currency losses, net	$113	$49	$(147)

During the three years ended December 31, 2010, we recorded total Currency losses, net of  $11,  $26 and  $34, respectively.  Currency losses, net includes the mark-to-market of the derivatives not designated as hedging instruments and the related cost of those derivatives, as well as the re-measurement of foreign currency denominated assets and liabilities.

Accumulated Other Comprehensive Loss (“AOCL”)

The following table provides a summary of the activity associated with all of our designated cash flow hedges (interest rate and foreign currency) reflected in AOCL for the three years ended December 31, 2010:

	2010	2009	2008
Beginning cash flow hedges balance, net of tax	$1	$—	$—
Changes in fair value gain (loss)	31	(1)	1
Reclass to earnings	(18)	2	(1)
Ending Cash Flow Hedges Balance, Net of Tax	$14	$1	$—

Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Fair Value of Financial Assets and Liabilities

Note 14 – Fair Value of Financial Assets and Liabilities

The following table represents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009 and the basis for that measurement:

	Total Fair Value Measurement December 31, 2010	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts-forwards	$45	$—	$45	$—
Interest rate swaps	11	—	11	—
Deferred compensation investments in cash surrender life insurance	70	—	70	—
Deferred compensation investments in mutual funds	22	—	22	—
Total	$148	$—	$148	$—

Liabilities:
Foreign exchange contracts-forwards	$19	$—	$19	$—
Deferred compensation plan liabilities	98	—	98	—
Total	$117	$—	$117	$—

	Total Fair Value Measurement December 31, 2009	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts-forwards	$16	$—	$16	$—
Interest rate swaps	10	—	10	—
Total	$26	$—	$26	$—

Liabilities:
Foreign exchange contracts-forwards	$15	$—	$15	$—
Interest rate swaps	9	—	9	—
Total	$24	$—	$24	$—

We utilized the income approach to measure fair value for our derivative assets and liabilities. The income approach uses pricing models that rely on market observable inputs such as yield curves, currency exchange rates and forward prices, and therefore are classified as Level 2.

Fair value for our deferred compensation plan investments in Company-owned life insurance is reflected at cash surrender value. Fair value for our deferred compensation plan investments in mutual funds is based on quoted market prices for actively traded investments similar to those held by the plan. Fair value for deferred compensation plan liabilities is based on the fair value of investments corresponding to employees’ investment selections, based on quoted prices for similar assets in actively traded markets.

Summary of Other Financial Assets & Liabilities Not Measured at Fair Value on a Recurring Basis

The estimated fair values of our other financial assets and liabilities not measured at fair value on a recurring basis at December 31, 2010 and 2009 were as follows:

	2010		2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$1,211	$1,211	$3,799	$3,799
Accounts receivable, net	2,826	2,826	1,702	1,702
Short-term debt	1,370	1,396	988	1,004
Long-term debt	7,237	7,742	8,276	8,569
Liability to subsidiary trust issuing preferred securities	650	670	649	663

The fair value amounts for Cash and cash equivalents and Accounts receivable, net approximate carrying amounts due to the short maturities of these instruments. The fair value of Short and Long-term debt, as well as our Liability to subsidiary trust issuing preferred securities, was estimated based on quoted market prices for publicly traded securities or on the current rates offered to us for debt of similar maturities. The difference between the fair value and the carrying value represents the theoretical net premium or discount we would pay or receive to retire all debt at such date.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Employee Benefit Plans
Note 15 – Employee Benefit Plans

We sponsor numerous pension and other post-retirement benefit plans, primarily retiree health, in our domestic and international operations. December 31 is the measurement date for all of our other post-retirement benefit plans.

	Pension Benefits		Retiree Health
	2010	2009	2010	2009
Change in Benefit Obligation:
Benefit obligation, January 1	$9,194	$8,495	$1,102	$1,002
Service cost	178	173	8	7
Interest cost	575	508	54	60
Plan participants’ contributions	11	9	26	36
Plan amendments(3)	(19)	4	(86)	1
Actuarial loss (gain)	477	209	13	124
Acquisitions(2)	140	1	1	—
Currency exchange rate changes	(154)	373	6	15
Curtailments	(1)	—	—	—
Benefits paid/settlements	(670)	(578)	(118)	(143)
Benefit obligation, December 31	9,731	9,194	1,006	1,102

Change in Plan Assets:
Fair value of plan assets, January 1	7,561	6,923	—	—
Actual return on plan assets	846	720	—	—
Employer contribution	237	122	92	107
Plan participants’ contributions	11	9	26	36
Acquisitions(3)	107	—	—	—
Currency exchange rate changes	(144)	349	—	—
Benefits paid/settlements	(669)	(578)	(118)	(143)
Other	(9)	16	—	—
Fair value of plan assets, December 31	7,940	7,561	—	—

Net funded status at December 31(1)	$(1,791)	$(1,633)	$(1,006)	$(1,102)

Amounts recognized in the Consolidated Balance Sheets:
Other long-term assets	$92	$155	$—	$—
Accrued compensation and benefit costs	(44)	(47)	(86)	(103)
Pension and other benefit liabilities	(1,839)	(1,741)	—	—
Post-retirement medical benefits	—	—	(920)	(999)
Net Amounts Recognized	$(1,791)	$(1,633)	$(1,006)	$(1,102)

(1)	Includes under-funded and non-funded plans.
(2)	Primarily ACS’s acquired balances.
(3)	Refer to the “Plan Amendment” section for additional information.

Benefit plans pre-tax amounts recognized in AOCL:

	Pension Benefits		Retiree Health
	2010	2009	2010	2009
Net actuarial loss (gain)	$1,867	$1,834	$54	$40
Prior service (credit) cost	(167)	(169)	(200)	(144)
Total Pre-tax Loss (Gain)	$1,700	$1,665	$(146)	$(104)

The Accumulated benefit obligation for all defined benefit pension plans was  $9,256 and  $8,337 at December 31, 2010 and 2009, respectively.

Aggregate information for pension plans with an Accumulated benefit obligation in excess of plan assets is presented below:

	2010	2009
Projected benefit obligation	$5,726	$5,134
Accumulated benefit obligation	5,533	4,864
Fair value of plan assets	3,883	3,697

Our domestic retirement defined benefit plans provide employees a benefit, depending on eligibility, at the greater of (i) the benefit calculated under a highest average pay and years of service formula, (ii) the benefit calculated under a formula that provides for the accumulation of salary and interest credits during an employee’s work life, or (iii) the individual account balance from the Company’s prior defined contribution plan (Transitional Retirement Account or TRA).

	Pension Benefits			Retiree Health
	2010	2009	2008	2010	2009	2008
Components of Net Periodic Benefit Cost:
Service cost	$178	$173	$209	$8	$7	$14
Interest cost (1)	575	508	(5)	54	60	84
Expected return on plan assets (2)	(570)	(523)	(80)	—	—	—
Recognized net actuarial loss	71	25	36	—	—	—
Amortization of prior service credit	(22)	(21)	(20)	(30)	(41)	(21)
Recognized settlement loss	72	70	34	—	—	—
Defined Benefit Plans	304	232	174	32	26	77
Defined contribution plans	51	38	80	—	—	—
Total Net Periodic Benefit Costs	355	270	254	32	26	77

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net actuarial loss (gain) (3)	$198	$8	$1,062	$13	$126	$(244)
Prior service cost (credit) (4)	(19)	—	1	(86)	1	(219)
Amortization of net actuarial (loss) gain	(143)	(95)	(70)	—	—	—
Amortization of prior service (cost) credit	22	21	20	30	41	21
Total Recognized in Other Comprehensive Income	58	(66)	1,013	(43)	168	(442)

Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$413	$204	$1,267	$(11)	$194	$(365)

(1)
Interest cost includes interest expense on non-TRA obligations of  $381,  $390 and  $408 and interest expense (income) directly allocated to TRA participant accounts of  $194,  $118 and  $(413) for the years ended December 31, 2010, 2009 and 2008, respectively.

(2)
Expected return on plan assets includes expected investment income on non-TRA assets of  $376,  $405 and  $493 and actual investment income (expense) on TRA assets of  $194,  $118 and  $(413) for the years ended December 31, 2010, 2009 and 2008, respectively.

(3)
Includes adjustments as a result of the plan amendments as well as the actual valuation results based on January 1, 2010 plan census data for the U.S. and Canadian defined benefit plans and the U.S. retiree medical plan. Refer to the “Plan Amendment” section for additional information.

(4)	Refer to “Plan Amendments” for additional information.

The following table provides a summary of the components of the Net change in benefit plans included within Other comprehensive income as reported in the Consolidated Statement of Shareholders’ Equity

(Expense)/Benefit	2010	2009	2008
Other changes in plan assets and benefit obligations	$(15)	$(102)	$(571)
Income tax	(12)	61	183
Fuji Xerox changes in defined benefit plans(1)	28	(36)	(75)
Currency, net(2)	22	(90)	175
Other, net	—	(2)	2
Net Change in Benefit Plans	$23	$(169)	$(286)

(1)	Represents our share of Fuji Xerox’s benefit plan changes.
(2)	Represents currency impact on cumulative amount of benefit plan net actuarial losses and prior service credits included in AOCL.

The net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are  $71 and  $(24), respectively. The net actuarial loss and prior service credit for the retiree health benefit plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are zero and  $(41), respectively.

Pension plan assets consist of both defined benefit plan assets and assets legally restricted to the TRA accounts. The combined investment results for these plans, along with the results for our other defined benefit plans, are shown above in the “actual return on plan assets” caption. To the extent that investment results relate to TRA, such results are charged directly to these accounts as a component of interest cost.

Plan Amendments

In 2010, we amended our domestic retiree health benefit plan to eliminate the use of the Retiree Drug Subsidy that the Company receives from Medicare as an offset to retiree contributions. This amendment is effective January 1, 2011. The Company will instead use this subsidy to reduce its retiree healthcare costs. The amendment resulted in a net decrease of  $55 to the retiree medical benefit obligation and a corresponding  $34 after tax increase to equity. This amendment will reduce 2011 expenses by approximately  $13.

In 2010, as a result of a renegotiation of the contract with our largest union, we amended our union pension plan for this population to freeze the final average pay formula of the pension plan effective January 1, 2013 and our union retiree health benefits plan to eliminate a portion of the subsidy currently paid to current and future Medicare-eligible retirees effective January 1, 2011. These amendments are generally consistent with amendments previously made to our salaried employee retirement plans.

In 2009, the U.K. Final Salary Pension Plan was amended to close the plan to future accrual effective January 1, 2014. Benefits earned up to January 1, 2014 will not be affected; therefore, the amendment does not result in a material change to the projected benefit obligation at the re-measurement date, December 31, 2009. The amendment results in substantially all participants becoming inactive; therefore, the amortization period for actuarial gains and losses changes from the average remaining service period of active members (approximately 10 years) to the average remaining life expectancy of all members (approximately 27 years). As of December 31, 2010, the accumulated actuarial losses for our U.K. plan amounted to  $707.

In 2008, we amended our domestic retiree health benefit plan to eliminate the subsidy currently paid to current and future Medicare-eligible retirees effective January 1, 2010. The amendment resulted in a net decrease of approximately  $225 in the benefit obligation and a corresponding after-tax increase to equity.

Plan Assets

Current Allocation
As of the 2010 and 2009 measurement dates, the global pension plan assets were  $7.9 billion and  $7.6 billion, respectively. These assets were invested among several asset classes. None of the investments include debt or equity securities of Xerox Corporation.

The following table presents the defined benefit plans assets measured at fair value at December 31, 2010 and the basis for that measurement:

	Valuation Based On:
Asset Class	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value December 31, 2010	% of Total
Cash and Cash Equivalents	$640	$—	$—	$640	8%
Equity Securities:
U.S. Large Cap	507	54	—	561	7%
U.S. Mid Cap	84	—	—	84	1%
U.S. Small Cap	60	62	—	122	2%
International Developed	1,513	514	—	2,027	26%
Emerging Markets	324	—	—	324	4%
Global Equity	8	25	—	33	—%
Total Equity Securities	2,496	655	—	3,151	40%
Debt Securities:
U.S. Treasury Securities	4	209	—	213	3%
Debt Security Issued by Government Agency	75	1,011	—	1,086	14%
Corporate Bonds	167	1,412	—	1,579	20%
Asset Backed Securities	2	15	—	17	—%
Total Debt Securities	248	2,647	—	2,895	37%
Common/Collective Trust	4	69	—	73	1%
Derivatives:
Interest Rate Contracts	—	123	—	123	2%
Foreign Exchange Contracts	5	(12)	—	(7)	—%
Equity Contracts	—	53	—	53	—%
Credit Contracts	—	—	—	—	—%
Other Contracts	66	3	—	69	1%
Total Derivatives	71	167	—	238	3%
Hedge Funds	—	2	4	6	—%
Real Estate	103	73	275	451	6%
Private Equity/Venture Capital	—	—	308	308	4%
Guaranteed Insurance Contracts	—	—	96	96	1%
Other	7	49	(1)	55	—%
Total Defined Benefit Plans Assets(1)	$3,569	$3,662	$682	$7,913	100%

(1)	Total fair value assets exclude $27 of other net non-financial assets (liabilities) such as due to/from broker, interest receivables and accrued expenses.

The following table presents the defined benefit plans assets measured at fair value at December 31, 2009 and the basis for that measurement:

	Valuation Based On:
Asset Class	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value December 31, 2009	% of Total
Cash and Cash Equivalents	$748	$—	$—	$748	10%
Equity Securities:
U.S. Large Cap	768	46	—	814	11%
U.S. Mid Cap	31	—	—	31	—%
U.S. Small Cap	90	70	—	160	2%
International Developed	1,292	493	—	1,785	24%
Emerging Markets	299	—	—	299	4%
Global Equity	12	—	—	12	—%
Total Equity Securities	2,492	609	—	3,101	41%
Debt Securities:
U.S. Treasury Securities	4	185	—	189	3%
Debt Security Issued by Government Agency	114	798	—	912	12%
Corporate Bonds	145	1,570	—	1,715	23%
Asset Backed Securities	3	23	—	26	—%
Total Debt Securities	266	2,576		2,842	38%
Common/Collective Trust	2	26		28	—%
Derivatives:
Interest Rate Contracts	—	52	—	52	—%
Foreign Exchange Contracts	15	(77)	—	(62)	(1)%
Equity Contracts	—	(24)	—	(24)	—%
Credit Contracts	—	(2)	—	(2)	—%
Other Contracts	—	(6)	—	(6)	—%
Total Derivatives	15	(57)	—	(42)	(1)%
Hedge Funds	—	—	4	4	—%
Real Estate	62	119	237	418	6%
Private Equity/Venture Capital	—	—	286	286	4%
Guaranteed Insurance Contracts	—	—	130	130	2%
Other	8	9	—	17	—%
Total Defined Benefit Plans Assets(1)	$3,593	$3,282	$657	$7,532	100%

(1)	Total fair value assets exclude $29 of other net non-financial assets (liabilities) such as due to/from broker, interest receivables and accrued expenses.

The following table represents a roll-forward of the defined benefit plans assets measured using significant unobservable inputs (Level 3 assets):

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Hedge Funds	Real Estate	Private Equity/Venture Capital	Guaranteed Insurance Contracts	Other	Total
December 31, 2008	$3	$279	$331	$104	$—	$717
Net payments, purchases and sales	1	5	16	1	—	23
Net transfers in (out)	—	—	—	16	—	16
Realized gains (losses)	—	—	8	3	(1)	10
Unrealized gains (losses)	—	(66)	(69)	2	1	(132)
Currency translation	—	19	—	4	—	23
December 31, 2009	4	237	286	130	—	657
Net payments, purchases and sales	—	7	(8)	(12)	—	(13)
Net transfers in (out)	—	—	—	1	—	1
Realized gains (losses)	—	5	28	(2)	—	31
Unrealized gains (losses)	—	22	—	(2)	—	20
Currency translation	—	(6)	—	(9)	—	(15)
Other	—	10	1	(9)	(1)	1
December 31, 2010	$4	$275	$307	$97	$(1)	$682

Our pension plan assets and benefit obligations at December 31, 2010 were as follows:

(in billions)	Fair Value of Pension Plan Assets	Pension Benefit Obligations	Net Funded Status
U.S.	$3.2	$4.4	$(1.2)
U.K.	2.9	2.9	—
Canada	0.6	0.8	(0.2)
Other	1.2	1.6	(0.4)
Total	$7.9	$9.7	$(1.8)

Investment Strategy

The target asset allocations for our worldwide plans for 2010 and 2009 were:

	2010	2009
Equity investments	42%	41%
Fixed income investments	45%	45%
Real estate	7%	7%
Private equity	4%	4%
Other	2%	3%
Total Investment Strategy	100%	100%

We employ a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. The intent of this strategy is to minimize plan expenses by exceeding the interest growth in long-term plan liabilities. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. This consideration involves the use of long-term measures that address both return and risk. The investment portfolio contains a diversified blend of equity and fixed income investments. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, as well as growth, value and small and large capitalizations. Other assets such as real estate, private equity, and hedge funds are used to improve portfolio diversification. Derivatives may be used to hedge market exposure in an efficient and timely manner; however, derivatives may not be used to leverage the portfolio beyond the market value of the underlying investments. Investment risks and returns are measured and monitored on an ongoing basis through annual liability measurements and quarterly investment portfolio reviews.

Expected Long-term Rate of Return

We employ a “building block” approach in determining the long-term rate of return for plan assets. Historical markets are studied and long-term relationships between equities and fixed income are assessed. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established giving consideration to investment diversification and rebalancing. Peer data and historical returns are reviewed periodically to assess reasonableness and appropriateness.

Contributions

2010 contributions for our defined benefit pension plans were  $237 and  $92 for our retiree health plans. In 2011 we expect, based on current actuarial calculations, to make contributions of approximately  $500 to our defined benefit pension plans and approximately  $90 to our retiree health benefit plans.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the following years:

	Pension Benefits	Retiree Health
2011	$749	$87
2012	647	86
2013	644	85
2014	653	85
2015	668	84
Years 2016-2020	3,473	396

Assumptions

Weighted-average assumptions used to determine benefit obligations at the plan measurement dates:

	Pension Benefits			Retiree Health
	2010	2009	2008	2010		2009		2008
Discount rate	5.2%	5.7%	6.3%	4.9%		5.4%		6.3%
Rate of compensation increase	3.1%	3.6%	3.9%	—	(1)	—	(1)	—	(1)

(1)	Rate of compensation increase is not applicable to the retiree health benefits as compensation levels do not impact earned benefits.

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

	Pension Benefits				Retiree Health
	2011	2010	2009	2008	2011		2010		2009		2008
Discount rate	5.2%	5.7%	6.3%	5.9%	4.9%		5.4%		6.3%		6.2%
Expected return on plan assets	7.2%	7.3%	7.4%	7.6%	—	(1)	—	(1)	—	(1)	—	(1)
Rate of compensation increase	3.1%	3.6%	3.9%	4.1%	—	(2)	—	(2)	—	(2)	—	(2)

(1)	Expected return on plan assets is not applicable to retiree health benefits as these plans are not funded.
(2)	Rate of compensation increase is not applicable to retiree health benefits as compensation levels do not impact earned benefits.

Assumed health care cost trend rates at December 31,

	2010	2009
Health care cost trend rate assumed for next year	9.0%	9.8%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.9%	4.9%
Year that the rate reaches the ultimate trend rate	2017	2017

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total service and interest cost components	$6	$(5)
Effect on post-retirement benefit obligation	82	(68)

Income and Other Taxes	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Income and Other Taxes
Note 16 – Income and Other Taxes

Income (loss) before income taxes for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
Domestic income (loss)	$433	$45	$(622)
Foreign income	382	582	543
Income (Loss) Before Income Taxes	$815	$627	$(79)

Provisions (benefits) for income taxes for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
Federal income taxes
Current	$153	$(50)	$(26)
Deferred	(17)	109	(285)
Foreign income taxes
Current	59	84	118
Deferred	8	11	4
State income taxes
Current	46	(2)	1
Deferred	7	—	(43)
Total Provision (Benefits)	$256	$152	$(231)

A reconciliation of the U.S. federal statutory income tax rate to the consolidated effective income tax rate for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Nondeductible expenses	6.3	3.2	(19.5)
Effect of tax law changes	(0.2)	—	16.1
Change in valuation allowance for deferred tax assets	2.6	(1.7)	(21.0)
State taxes, net of federal benefit	2.0	(0.2)	36.7
Audit and other tax return adjustments	(4.2)	(8.7)	84.4
Tax-exempt income	(0.4)	(0.5)	8.5
Other foreign, including earnings taxed at different rates	(8.1)	(3.7)	148.9
Other	(1.6)	0.8	3.3
Effective Income Tax Rate	31.4%	24.2%	292.4%

On a consolidated basis, we paid a total of  $49,  $78 and  $194 in income taxes to federal, foreign and state jurisdictions during the three years ended December 31, 2010, 2009 and 2008, respectively.

Total income tax expense (benefit) for the three years ended December 31, 2010 was allocated as follows:

	2010	2009	2008
Pre-tax income	$256	$152	$(231)
Common shareholders’ equity:
Changes in defined benefit plans	12	(61)	(183)
Stock option and incentive plans, net	(6)	21	(2)
Translation adjustments and other	11	(13)	10
Total Income Tax Expense (Benefit)	$273	$99	$(406)

Unrecognized Tax Benefits and Audit Resolutions

Due to the extensive geographical scope of our operations, we are subject to ongoing tax examinations in numerous jurisdictions. Accordingly, we may record incremental tax expense based upon the more-likely-than-not outcomes of any uncertain tax positions. In addition, when applicable, we adjust the previously recorded tax expense to reflect examination results when the position is effectively settled. Our ongoing assessments of the more-likely-than-not outcomes of the examinations and related tax positions require judgment and can increase or decrease our effective tax rate, as well as impact our operating results. The specific timing of when the resolution of each tax position will be reached is uncertain. As of December 31, 2010, we do not believe that there are any positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009	2008
Balance at January 1	$148	$170	$303
Additions from acquisitions	46	—	—
Additions related to current year	38	6	12
Additions related to prior years positions	24	27	13
Reductions related to prior years positions	(16)	(33)	(65)
Settlements with taxing authorities (1)	(19)	(7)	(28)
Reductions related to lapse of statute of limitations	(35)	(29)	(45)
Currency	—	14	(20)
Balance at December 31	$186	$148	$170

(1)	Majority of settlements did not result in the utilization of cash.

Included in the balances at December 31, 2010, 2009 and 2008 are  $39,  $67 and  $67, respectively, of tax positions that are highly certain of realizability but for which there is uncertainty about the timing or may be reduced through an indirect benefit from other taxing jurisdictions. Because of the impact of deferred tax accounting, other than for the possible incurrence of interest and penalties, the disallowance of these positions would not affect the annual effective tax rate.

We have filed claims in certain jurisdictions to assert our position should the law be clarified by judicial means. At this point in time, we believe it is unlikely that we will receive any benefit from these types of claims but we will continue to analyze as the issues develop. Accordingly, we have not included any benefit for these types of claims in the amount of unrecognized tax benefits.

We recognized interest and penalties accrued on unrecognized tax benefits, as well as interest received from favorable settlements within income tax expense. We had  $31,  $13 and  $22 accrued for the payment of interest and penalties associated with unrecognized tax benefits at December 31, 2010, 2009 and 2008, respectively.

We file income tax returns in the U.S. federal jurisdiction and various foreign jurisdictions. In the U.S., with the exception of ACS, we are no longer subject to U.S. federal income tax examinations for years before 2007. ACS is no longer subject to such examinations for years before 2004. With respect to our major foreign jurisdictions, we are no longer subject to tax examinations by tax authorities for years before 2000.

Deferred Income Taxes

In substantially all instances, deferred income taxes have not been provided on the undistributed earnings of foreign subsidiaries and other foreign investments carried at equity. The amount of such earnings at December 31, 2010 was approximately  $7 billion. These earnings have been indefinitely reinvested and we currently do not plan to initiate any action that would precipitate the payment of income taxes thereon. It is not practicable to estimate the amount of additional tax that might be payable on the foreign earnings. Our 2001 sale of half of our ownership interest in Fuji Xerox resulted in our investment no longer qualifying as a foreign corporate joint venture. Accordingly, deferred taxes are required to be provided on the undistributed earnings of Fuji Xerox, arising subsequent to such date, as we no longer have the ability to ensure indefinite reinvestment.

The tax effects of temporary differences that give rise to significant portions of the deferred taxes at December 31, 2010 and 2009 were as follows:

.	2010	2009
Deferred Tax Assets:
Research and development	$855	$752
Post-retirement medical benefits	373	421
Depreciation	200	246
Net operating losses	634	576
Other operating reserves	172	261
Tax credit carryforwards	409	525
Deferred compensation	340	233
Allowance for doubtful accounts	97	93
Restructuring reserves	78	16
Pension	437	403
Other	156	132
Subtotal	3,751	3,658
Valuation allowance	(735)	(672)
Total	$3,016	$2,986
Deferred Tax Liabilities:
Unearned income and installment sales	$(1,025)	$(996)
Intangibles and goodwill	(1,207)	(154)
Other	(54)	(38)
Total	$(2,286)	$(1,188)

Total Deferred Taxes, Net	$730	$1,798

The above amounts are classified as current or long-term in the Consolidated Balance Sheets in accordance with the asset or liability to which they relate or, when applicable, based on the expected timing of the reversal. Current deferred tax assets at December 31, 2010 and 2009 amounted to  $298 and  $290, respectively.

The deferred tax assets for the respective periods were assessed for recoverability and, where applicable, a valuation allowance was recorded to reduce the total deferred tax asset to an amount that will, more-likely-than-not, be realized in the future. The net change in the total valuation allowance for the years ended December 31, 2010 and 2009 was an increase of  $63 and a increase of  $44, respectively. The valuation allowance relates primarily to certain net operating loss carryforwards, tax credit carryforwards and deductible temporary differences for which we have concluded it is more-likely-than-not that these items will not be realized in the ordinary course of operations.

Although realization is not assured, we have concluded that it is more-likely-than-not that the deferred tax assets, for which a valuation allowance was determined to be unnecessary, will be realized in the ordinary course of operations based on the available positive and negative evidence, including scheduling of deferred tax liabilities and projected income from operating activities. The amount of the net deferred tax assets considered realizable, however, could be reduced in the near term if actual future income or income tax rates are lower than estimated, or if there are differences in the timing or amount of future reversals of existing taxable or deductible temporary differences.

At December 31, 2010, we had tax credit carryforwards of  $409 available to offset future income taxes, of which  $109 are available to carryforward indefinitely while the remaining  $300 will expire 2011 through 2027 if not utilized. We also had net operating loss carryforwards for income tax purposes of  $1,236 that will expire 2011 through 2029, if not utilized, and  $2,478 billion available to offset future taxable income indefinitely.

Contingencies	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Contingencies
Note 17 – Contingencies

Brazil Tax and Labor Contingencies

Our Brazilian operations are involved in various litigation matters and have received or been the subject of numerous governmental assessments related to indirect and other taxes, as well as disputes associated with former employees and contract labor. The tax matters, which comprise a significant portion of the total contingencies, principally relate to claims for taxes on the internal transfer of inventory, municipal service taxes on rentals and gross revenue taxes. We are disputing these tax matters and intend to vigorously defend our positions. Based on the opinion of legal counsel and current reserves for those matters deemed probable of loss, we do not believe that the ultimate resolution of these matters will materially impact our results of operations, financial position or cash flows. The labor matters principally relate to claims made by former employees and contract labor for the equivalent payment of all social security and other related labor benefits, as well as consequential tax claims, as if they were regular employees. As of December 31, 2010, the total amounts related to the unreserved portion of the tax and labor contingencies, inclusive of any related interest, amounted to approximately  $1,274, with the increase from December 31, 2009 balance of approximately  $1,225 primarily related to currency and current year interest indexation partially offset by matters that have been closed. With respect to the unreserved balance of  $1,274, the majority has been assessed by management as being remote as to the likelihood of ultimately resulting in a loss to the Company. In connection with the above proceedings, customary local regulations may require us to make escrow cash deposits or post other security of up to half of the total amount in dispute. As of December 31, 2010 we had  $276 of escrow cash deposits for matters we are disputing and there are liens on certain Brazilian assets with a net book value of  $19 and additional letters of credit of approximately  $160. Generally, any escrowed amounts would be refundable and any liens would be removed to the extent the matters are resolved in our favor. We routinely assess all these matters as to probability of ultimately incurring a liability against our Brazilian operations and record our best estimate of the ultimate loss in situations where we assess the likelihood of an ultimate loss as probable.

Legal Matters

As more fully discussed below, we are involved in a variety of claims, lawsuits, investigations and proceedings concerning securities law, intellectual property law, environmental law, employment law and the Employee Retirement Income Security Act (“ERISA”).  We determine whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated.  We assess our potential liability by analyzing our litigation and regulatory matters using available information.  We develop our views on estimated losses in consultation with outside counsel handling our defense in these matters, which involves an analysis of potential results, assuming a combination of litigation and settlement strategies.  Should developments in any of these matters cause a change in our determination as to an unfavorable outcome and result in the need to recognize a material accrual, or should any of these matters result in a final adverse judgment or be settled for significant amounts, they could have a material adverse effect on our results of operations, cash flows and financial position in the period or periods in which such change in determination, judgment or settlement occurs.

Litigation Against the Company

In re Xerox Corporation Securities Litigation: A consolidated securities law action (consisting of 17 cases) is pending in the United States District Court for the District of Connecticut. Defendants are the Company, Barry Romeril, Paul Allaire and G. Richard Thoman. The consolidated action is a class action on behalf of all persons and entities who purchased Xerox Corporation common stock during the period October 22, 1998 through October 7, 1999 inclusive (“Class Period”) and who suffered a loss as a result of misrepresentations or omissions by Defendants as alleged by Plaintiffs (the “Class”).  The Class alleges that in violation of Section 10(b) and/or 20(a) of the Securities Exchange Act of 1934, as amended (“1934 Act”), and SEC Rule 10b-5 thereunder, each of the defendants is liable as a participant in a fraudulent scheme and course of business that operated as a fraud or deceit on purchasers of the Company’s common stock during the Class Period by disseminating materially false and misleading statements and/or concealing material facts relating to the defendants’ alleged failure to disclose the material negative impact that the April 1998 restructuring had on the Company’s operations and revenues. The complaint further alleges that the alleged scheme: (i) deceived the investing public regarding the economic capabilities, sales proficiencies, growth, operations and the intrinsic value of the Company’s common stock; (ii) allowed several corporate insiders, such as the named individual defendants, to sell shares of privately held common stock of the Company while in possession of materially adverse, non-public information; and (iii) caused the individual plaintiffs and the other members of the purported class to purchase common stock of the Company at inflated prices. The complaint seeks unspecified compensatory damages in favor of the plaintiffs and the other members of the purported class against all defendants, jointly and severally, for all damages sustained as a result of defendants’ alleged wrongdoing, including interest thereon, together with reasonable costs and expenses incurred in the action, including counsel fees and expert fees. In 2001, the Court denied the defendants’ motion for dismissal of the complaint. The plaintiffs’ motion for class certification was denied by the Court in 2006, without prejudice to refiling.  In February 2007, the Court granted the motion of the International Brotherhood of Electrical Workers Welfare Fund of Local Union No. 164, Robert W. Roten, Robert Agius (“Agius”) and Georgia Stanley to appoint them as additional lead plaintiffs. In July 2007, the Court denied plaintiffs’ renewed motion for class certification, without prejudice to renewal after the Court holds a pre-filing conference to identify factual disputes the Court will be required to resolve in ruling on the motion.  After that conference and Agius’s withdrawal as lead plaintiff and proposed class representative, in February 2008 plaintiffs filed a second renewed motion for class certification.  In April 2008, defendants filed their response and motion to disqualify Milberg LLP as a lead counsel.  On September 30, 2008, the Court entered an order certifying the class and denying the appointment of Milberg LLP as class counsel.  Subsequently, on April 9, 2009, the Court denied defendants’ motion to disqualify Milberg LLP. On November 6, 2008, the defendants filed a motion for summary judgment.  Briefing with respect to the motion is complete. The Court has not yet rendered a decision.  The parties also filed motions to exclude the testimony of certain expert witnesses. On April 22, 2009, the Court denied plaintiffs’ motions to exclude the testimony of two of defendants’ expert witnesses. On September 30, 2010, the Court denied plaintiffs’ motion to exclude the testimony of another of defendants’ expert witnesses.  The Court also granted defendants’ motion to exclude the testimony of one of plaintiffs’ expert witnesses, and granted in part and denied in part defendants’ motion to exclude the testimony of plaintiffs’ two remaining expert witnesses. The individual defendants and we deny any wrongdoing and are vigorously defending the action. In the course of litigation, we periodically engage in discussions with plaintiffs’ counsel for possible resolution of this matter. Should developments cause a change in our determination as to an unfavorable outcome, or result in a final adverse judgment or a settlement for a significant amount, there could be a material adverse effect on our results of operations, cash flows and financial position in the period in which such change in determination, judgment or settlement occurs.

Merger Agreement Between Xerox and Affiliated Computer Services, Inc.: In late September and early October 2009, nine purported class action complaints were filed by ACS shareholders challenging ACS’s proposed merger with Xerox. Two actions were filed in the Delaware Court of Chancery which subsequently were consolidated into one action. Seven actions were filed in state courts in Texas, which subsequently were consolidated into one action in the Dallas County Court at Law No. 3. The operative complaints in the Delaware and Texas actions named as defendants ACS and/or the members of ACS’s board of directors (the “Individual Defendants”) and Xerox Corporation and/or Boulder Acquisition Corp., a wholly owned subsidiary of Xerox (“Boulder”) (ACS, the Individual Defendants, Xerox Corporation and Boulder, collectively, the “Xerox Defendants”). A class of ACS shareholders was certified in the Delaware action.  Pursuant to a stipulation entered into by all parties in the Delaware and Texas actions prosecution of the Texas action was stayed and further prosecution of the Delaware and Texas actions would proceed in the Delaware action.

The plaintiffs in the Delaware action alledged, among other  things, that (i) the Individual Defendants breached their fiduciary duties to ACS and its shareholders by authorizing the sale of ACS to Xerox for what plaintiffs deemed was inadequate consideration and pursuant to inadequate process, and the Xerox Defendants aided and abetted those alleged breaches; (ii) the Individual Defendants breached their fiduciary duties to ACS and its shareholders by agreeing to the provisions of the merger agreement relating to the consideration to be paid to the holders of Class B shares which the Delaware plaintiffs alleged violated the ACS certificate of incorporation and was, therefore, void, and the Xerox Defendants aided and abetted those alleged breaches; and (iii) the Individual Defendants breached their fiduciary duties by failing to disclose material facts in the October 23, 2009 Form S-4 filed with the SEC in connection with the merger. The plaintiffs sought, among other things, to enjoin the defendants from consummating the merger on the agreed-upon terms, and unspecified compensatory damages, together with the costs and disbursements of the action.

On May 19, 2010, the parties in the Delaware and Texas Actions entered into a Stipulation and Agreement of Compromise and Settlement (“Settlement”) resolving all claims by ACS shareholders arising out of Xerox’s acquisition of ACS, including all claims in the Delaware and Texas Actions.  The defendants in the Delaware and Texas Actions did not admit to any wrongdoing as part of the Settlement, which provided for an aggregate payment of  $69 on behalf of all defendants, including a payment of approximately  $36 by Xerox, net of insurance proceeds. The Delaware court approved the Settlement at a hearing held on August 24, 2010.  In light of the Delaware court’s approval of the Settlement, on October 13, 2010, the Texas court signed an order dismissing the Texas action.

Other Contingencies

Guarantees, Indemnifications and Warranty Liabilities
Guarantees and claims arise during the ordinary course of business from relationships with suppliers, customers and nonconsolidated affiliates when the Company undertakes an obligation to guarantee the performance of others if specified triggering events occur. Nonperformance under a contract could trigger an obligation of the Company. These potential claims include actions based upon alleged exposures to products, real estate, intellectual property such as patents, environmental matters, and other indemnifications. The ultimate effect on future financial results is not subject to reasonable estimation because considerable uncertainty exists as to the final outcome of these claims. However, while the ultimate liabilities resulting from such claims may be significant to results of operations in the period recognized, management does not anticipate they will have a material adverse effect on the Company’s consolidated financial position or liquidity. As of December 31, 2010, we have accrued our estimate of liability incurred under our indemnification arrangements and guarantees.

Indemnifications Provided as Part of Contracts and Agreements
We are a party to the following types of agreements pursuant to which we may be obligated to indemnify the other party with respect to certain matters:
•
Contracts that we entered into for the sale or purchase of businesses or real estate assets, under which we customarily agree to hold the other party harmless against losses arising from a breach of representations and covenants, including obligations to pay rent. Typically, these relate to such matters as adequate title to assets sold, intellectual property rights, specified environmental matters and certain income taxes arising prior to the date of acquisition.

•	Guarantees on behalf of our subsidiaries with respect to real estate leases. These lease guarantees may remain in effect subsequent to the sale of the subsidiary.
•
Agreements to indemnify various service providers, trustees and bank agents from any third party claims related to their performance on our behalf, with the exception of claims that result from third-party’s own willful misconduct or gross negligence.

•
Guarantees of our performance in certain sales and services contracts to our customers and indirectly the performance of third parties with whom we have subcontracted for their services. This includes indemnifications to customers for losses that may be sustained as a result of the use of our equipment at a customer’s location.

In each of these circumstances, our payment is conditioned on the other party making a claim pursuant to the procedures specified in the particular contract, which procedures typically allow us to challenge the other party’s claims. In the case of lease guarantees, we may contest the liabilities asserted under the lease. Further, our obligations under these agreements and guarantees may be limited in terms of time and/or amount, and in some instances, we may have recourse against third parties for certain payments we made.

Patent Indemnifications
In most sales transactions to resellers of our products, we indemnify against possible claims of patent infringement caused by our products or solutions. In addition, we indemnify certain software providers against claims that may arise as a result of our use or our subsidiaries’, customers’ or resellers’ use of their software in our products and solutions. These indemnifications usually do not include limits on the claims, provided the claim is made pursuant to the procedures required in the sales contract.

Indemnification of Officers and Directors
Our corporate by-laws require that, except to the extent expressly prohibited by law, we must indemnify Xerox Corporation’s officers and directors against judgments, fines, penalties and amounts paid in settlement, including legal fees and all appeals, incurred in connection with civil or criminal action or proceedings, as it relates to their services to Xerox Corporation and our subsidiaries. Although the by-laws provide no limit on the amount of indemnification, we may have recourse against our insurance carriers for certain payments made by us. However, certain indemnification payments may not be covered under our directors’ and officers’ insurance coverage. In addition, we indemnify certain fiduciaries of our employee benefit plans for liabilities incurred in their service as fiduciary whether or not they are officers of the Company.

Product Warranty Liabilities
In connection with our normal sales of equipment, including those under sales-type leases, we generally do not issue product warranties. Our arrangements typically involve a separate full service maintenance agreement with the customer. The agreements generally extend over a period equivalent to the lease term or the expected useful life under a cash sale. The service agreements involve the payment of fees in return for our performance of repairs and maintenance. As a consequence, we do not have any significant product warranty obligations including any obligations under customer satisfaction programs. In a few circumstances, particularly in certain cash sales, we may issue a limited product warranty if negotiated by the customer. We also issue warranties for certain of our entry level products, where full service maintenance agreements are not available. In these instances, we record warranty obligations at the time of the sale. Aggregate product warranty liability expenses for the three years ended December 31, 2010 were  $33,  $34 and  $39, respectively. Total product warranty liabilities as of December 31, 2010 and 2009 were  $18 and  $20, respectively.

Other Contingencies
We have issued or provided the following guarantees as of December 31, 2010:
•
 $270 for letters of credit issued i) to guarantee our performance under certain services contracts; ii) support certain insurance programs; and iii) to support out obligations related to the Brazil tax and labor contingencies.

•
 $666 for outstanding surety bonds. Certain contracts, primarily those involving public sector customers, require us to provide a surety bond as a guarantee of our performance of contractual obligations.

In general, we would only be liable for the amount of these guarantees in the event of default in our performance of our obligations under each contract; the probability of which we believe is remote. We believe that our capacity in the surety markets as well as under various credit arrangements (including our Credit Facility) is sufficient to allow us to respond to future requests for proposals that require such credit support.

We have service arrangements where we service third party student loans in the Federal Family Education Loan program (“FFEL”) on behalf of various financial institutions. We service these loans for investors under outsourcing arrangements and do not acquire any servicing rights that are transferable by us to a third party. At December 31, 2010, we serviced a FFEL portfolio of approximately 3.6 million loans with an outstanding principal balance of approximately  $51.4 billion. Some servicing agreements contain provisions that, under certain circumstances, require us to purchase the loans from the investor if the loan guaranty has been permanently terminated as a result of a loan default caused by our servicing error. If defaults caused by us are cured during an initial period, any obligation we may have to purchase these loans expires. Loans that we purchase may be subsequently cured, the guaranty reinstated and the loans repackaged for sale to third parties. We evaluate our exposure under our purchase obligations on defaulted loans and establish a reserve for potential losses, or default liability reserve, through a charge to the provision for loss on defaulted loans purchased. The reserve is evaluated periodically and adjusted based upon management’s analysis of the historical performance of the defaulted loans. As of December 31, 2010, other current liabilities include reserves of less than  $1 for losses on defaulted loans purchased.

In connection with the acquisition of ACS, the Company agreed to provide certain tax and prior employment agreement-related indemnities to former officers and directors of ACS.  Management does not anticipate any potential claims under these indemnities would have a material adverse effect on the Company’s financial statements taken as a whole and accordingly no value has been assigned for financial reporting purposes.

Preferred Stock	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Preferred Stock
Note 18 – Preferred Stock

Series A Convertible Preferred Stock
In connection with the acquisition of ACS in February 2010 (see Note 3 – Acquisitions for additional information), we issued 300,000 shares of Series A convertible perpetual preferred stock with an aggregate liquidation preference of  $300 and a fair value of  $349 as of the acquisition date to the holder of ACS Class B common stock. The convertible preferred stock pays quarterly cash dividends at a rate of 8 percent per year and has a liquidation preference of  $1,000 per share. Each share of convertible preferred stock is convertible at any time, at the option of the holder, into 89.8876 shares of common stock for a total of 26,966 thousand shares (reflecting an initial conversion price of approximately  $11.125 per share of common stock and is a 25% premium over  $8.90, the average closing price of Xerox common stock over the 7-trading day period ended on September 14, 2009 and the number used for calculating the conversion price in the ACS merger agreement), subject to customary anti-dilution adjustments. On or after the fifth anniversary of the issue date, we have the right to cause, under certain circumstances, any or all of the convertible preferred stock to be converted into shares of common stock at the then applicable conversion rate. The convertible preferred stock is also convertible, at the option of the holder, upon a change in control, at the applicable conversion rate plus an additional number of shares determined by reference to the price paid for our common stock upon such change in control. In addition, upon the occurrence of certain fundamental change events, including a change in control or the delisting of Xerox’s common stock, the holder of convertible preferred stock has the right to require us to redeem any or all of the convertible preferred stock in cash at a redemption price per share equal to the liquidation preference and any accrued and unpaid dividends to, but not including the redemption date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the contingent redemption feature.

Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Shareholders' Equity
Note 19 – Shareholders’ Equity

Preferred Stock
As of December 31, 2010 we had one class of preferred stock outstanding.  See Note 18 – Preferred Stock for further information. We are authorized to issue approximately 22 million shares of cumulative preferred stock,  $1.00 par value per share.

Common Stock
We have 1.75 billion authorized shares of common stock,  $1 par value per share. At December 31, 2010, 167 million shares were reserved for issuance under our incentive compensation plans, 48 million shares were reserved for debt to equity exchanges, 27 million shares were reserved for conversion of the Series A convertible preferred stock and 2 million shares were reserved for the conversion of convertible debt.

In connection with the acquisition of ACS in February 2010 (see Note 3 – Acquisitions for further information), we issued 489,802 thousand shares of common stock to holders of ACS Class A and Class B common stock.

Treasury Stock
Our Board of Directors has authorized programs for repurchase of the Company’s common stock. During the year ended December 31, 2010, we did not purchase any common stock.

The following provides cumulative information relating to our share repurchase programs from their inception in October 2005 through December 31, 2010 (shares in thousands):

Authorized share repurchase	$4,500
Share repurchases	$2,941
Share repurchase fees	$4
Number of shares repurchased	194,093

The following table reflects the changes in Common and Treasury stock shares for the three years ended December 31, 2010 (shares in thousand):

	Common Stock Shares	Treasury Stock Shares
Balance at December 31, 2007	919,013	(1,836)
Stock option and incentive plans, net	4,442	—
Acquisition of Treasury stock	—	(56,842)
Cancellation of Treasury stock	(58,678)	58,678
Balance at December 31, 2008	864,777	—
Stock option and incentive plans, net	4,604	—
Balance at December 31, 2009	869,381	—
ACS acquisition (1)	489,802	—
Stock option and incentive plans, net	38,395	—
Balance at December 31, 2010	1,397,578	—

(1)	Refer to Note 3 – Acquisitions for additional information.

Stock-Based Compensation
We have a long-term incentive plan whereby eligible employees may be granted restricted stock units (“RSUs”), performance shares (“PSs”) and non-qualified stock options.

We grant PSs and RSUs in order to continue to attract and retain employees and to better align employees’ interests with those of our shareholders. Each of these awards is subject to settlement with newly issued shares of our common stock. At December 31, 2010 and 2009, 30 million and 15 million shares, respectively, were available for grant of awards.

Stock-based compensation expense for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
Stock-based compensation expense, pre-tax	$123	$85	$85
Income tax benefit recognized in earnings	47	33	33

Restricted stock units: Compensation expense is based upon the grant date market price for most awards and a Monte Carlo simulation pricing model for a grant in 2009 that included a market condition; the expense is recorded over the vesting period, which ranges from three to five years from the date of grant.  A summary of the activity for RSUs as of December 31, 2010, 2009 and 2008, and changes during the years then ended, is presented below (shares in thousands):

	2010		2009		2008
Nonvested Restricted Stock Units	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1	25,127	$10.18	14,037	$15.43	11,696	$16.78
Granted	11,845	8.56	15,268	6.69	5,923	13.63
Vested	(3,671)	18.22	(3,764)	15.17	(3,350)	16.92
Cancelled	(870)	10.36	(414)	13.94	(232)	15.98
Outstanding at December 31	32,431	8.68	25,127	10.18	14,037	15.43

At December 31, 2010, the aggregate intrinsic value of RSUs outstanding was  $374. The total intrinsic value and actual tax benefit realized for the tax deductions for vested RSUs for the three years ended December 31, 2010 were as follows:

Vested Restricted Stock Units	2010	2009	2008
Total intrinsic value of vested RSUs	$31	$19	$54
Tax benefit realized for vested RSUs tax deductions	10	6	18

At December 31, 2010, there was  $135 of total unrecognized compensation cost related to nonvested RSUs, which is expected to be recognized ratably over a remaining weighted-average contractual term of 1.7 years.

Performance shares: We grant officers and selected executives PSs that vest contingent upon meeting pre-determined Earnings per Share (“EPS”) and Cash Flow from Operations targets. These shares entitle the holder to one share of common stock, payable after a three-year period and the attainment of the stated goals. If the cumulative three-year actual results for EPS and Cash Flow from Operations exceed the stated targets, then the plan participants have the potential to earn additional shares of common stock. This overachievement can not exceed 50% for officers and 25% for non-officers of the original grant.

In connection with the ACS acquisition, selected ACS executives received a special one-time grant of PSs that vest over a three-year period contingent upon ACS meeting pre-determined annual earnings targets. These shares entitle the holder to one share of common stock, payable after the three-year period and the attainment of the targets. The aggregate number of shares that may be delivered based on achievement of the targets was determined on the date of grant and ranges in value as follows: 50% of base salary (threshold); 100% of base salary (target); and 200% of base salary plus 50% of the value of the August 2009 options (maximum).

A summary of the activity for PSs as of December 31, 2010, 2009 and 2008, and changes during the years then ended, is presented below (shares in thousands):

	2010		2009		2008
Nonvested Performance Shares	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1	4,874	$15.49	7,378	$15.39	6,585	$16.16
Granted	5,364	8.10	718	15.17	3,696	13.67
Vested	(1,566)	18.48	(3,075)	15.17	(2,734)	14.87
Cancelled	(901)	15.51	(147)	15.52	(169)	16.05
Outstanding at December 31	7,771	9.78	4,874	15.49	7,378	15.39

At December 31, 2010, the aggregate intrinsic value of PSs outstanding was  $90. The total intrinsic value of PSs and the actual tax benefit realized for the tax deductions for vested PSs for the three years ended December 31, 2010 was as follows:

Vested Performance Shares	2010	2009	2008
Total intrinsic value of vested PSs	$12	$15	$41
Tax benefit realized for vested PSs tax deductions	5	6	13

We account for PSs using fair value determined as of the grant date. If the stated targets are not met, any recognized compensation cost would be reversed. As of December 31, 2010, there was  $45 of total unrecognized compensation cost related to nonvested PSs; this cost is expected to be recognized ratably over a remaining weighted-average contractual term of 1.8 years.

Stock options

Employee stock options: With the exception of the stock options issued in connection with the ACS acquisition (see below), we have not issued any new stock options associated with our employee long-term incentive plan since 2004. All stock options previously issued under our employee long-term incentive plan and currently outstanding are fully vested and exercisable and generally expire between eight and ten years from the date of grant.

ACS Acquisition: In connection with the acquisition of ACS (see Note 3 – Acquisitions for further information), outstanding ACS options were converted into 96,662 thousand Xerox options. The Xerox options have a weighted average exercise price of  $6.79 per option. The estimated fair value associated with the options issued was approximately  $222 based on a Black-Scholes valuation model utilizing the assumptions stated below. Approximately  $168 of the estimated fair value is associated with ACS options issued prior to August 2009, which became fully vested and exercisable upon the acquisition in accordance with preexisting change-in-control provisions, was recorded as part of the acquisition fair value. The remaining  $54 is associated with ACS options issued in August 2009 which continue to vest according to their original terms and, therefore, is being expensed as compensation cost over the remaining vesting period. The options generally expire 10 years from date of grant.

Assumptions	Pre-August 2009 Options	August 2009 Options
Strike price	$6.89	$6.33
Expected volatility	37.90%	38.05%
Risk-free interest rate	0.23%	1.96%
Dividend yield	1.97%	1.97%
Expected term	0.75 years	4.2 years

The following table provides information relating to the status of, and changes in, outstanding stock options for each of the three years ended December 31, 2010 (stock options in thousands):

	2010		2009		2008
Employee Stock Options	Stock Options	Weighted Average Option Price	Stock Options	Weighted Average Option Price	Stock Options	Weighted Average Option Price
Outstanding at January 1	28,363	$10.13	45,185	$15.49	52,424	$19.73
Granted – ACS acquisition	96,662	6.79	—	—	—	—
Cancelled/Expired	(2,735)	7.33	(16,676)	24.68	(6,559)	50.08
Exercised	(51,252)	6.92	(146)	5.88	(680)	8.89
Outstanding at December 31	71,038	8.00	28,363	10.13	45,185	15.49
Exercisable at December 31	57,985	8.38	28,363	10.13	45,185	15.49

As of December 31, 2010, there was  $35 of total unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized ratably over a remaining weighted-average vesting period of 3 years.

Information relating to options outstanding and exercisable at December 31, 2010 was as follows:

	Options Outstanding	Options Exercisable
Aggregate intrinsic value	$267	$199
Weighted-average remaining contractual life in years	4.42	3.46

The following table provides information relating to stock option exercises for the three years ended December 31, 2010:

	2010	2009	2008
Total intrinsic value of stock options	$155	$—	$4
Cash received	183	1	6
Tax benefit realized for stock option tax deductions	56	—	2

Earnings per Share	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Earnings per Share
Note 20 – Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share of common stock for the three years ended December 31, 2010 (shares in thousands):

	2010	2009	2008
Basic Earnings per Share:
Net income attributable to Xerox	$606	$485	$230
Accrued dividends on preferred stock	(21)	—	—
Adjusted Net Income Available to Common Shareholders	$585	$485	$230
Weighted average common shares outstanding	1,323,431	869,979	885,471
Basic Earnings per Share	$0.44	$0.56	$0.26

Diluted Earnings per Share:
Net income attributable to Xerox	$606	$485	$230
Accrued dividends on Preferred stock	(21)	—	—
Interest on Convertible securities, net	—	1	—
Adjusted Net Income Available to Common Shareholders	$585	$486	$230

Weighted-average common shares outstanding	1,323,431	869,979	885,471
Common shares issuable with respect to:
Stock options	13,497	462	3,885
Restricted stock and performance shares	13,800	7,087	6,186
Convertible securities	—	1,992	—
Adjusted Weighted Average Shares Outstanding	1,350,728	879,520	895,542
Diluted Earnings per Share	$0.43	$0.55	$0.26

The following represents shares not included in the computation of diluted earnings per-share because to do so would have been anti-dilutive (shares in thousands):
Stock options	57,541	27,901	41,300
Restricted stock and performance shares	25,983	22,574	14,969
Convertible preferred stock	26,966	—	—
Convertible securities	1,992	—	1,992
	112,482	50,475	58,261

Dividends Declared per Common Share	$0.17	$0.17	$0.17

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
VALUATION AND QUALIFYING ACCOUNTS
For the three years ended December 31, 2010

(in millions)	Balance at beginning of period	Additions charged to bad debt provision (1)	Amounts (credited) charged to other income statement accounts (1)	Deductions and other, net of recoveries (2)	Balance at end of period
2010
Allowance for Losses on:
Accounts Receivable	$148	$60	$(14)	$(82)	$112
Finance Receivables	222	128	6	(144)	212
	$370	$188	$(8)	$(226)	$324

2009
Allowance for Losses on:
Accounts Receivable	$131	$114	$(5)	$(92)	$148
Finance Receivables	198	177	3	(156)	222
	$329	$291	$(2)	$(248)	$370

2008
Allowance for Losses on:
Accounts Receivable	$128	$64	$8	$(69)	$131
Finance Receivables	203	124	3	(132)	198
	$331	$188	$11	$(201)	$329

(1)
Bad debt provisions relate to estimated losses due to credit and similar collectability issues. Other charges (credits) relate to adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.

(2)
Deductions and other, net of recoveries primarily relates to receivable write-offs, but also includes the impact of foreign currency translation adjustments and recoveries of previously written off receivables.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Basis of Consolidation, Policy
Basis of Consolidation
The Consolidated Financial Statements include the accounts of Xerox Corporation and all of our controlled subsidiary companies. All significant intercompany accounts and transactions have been eliminated. Investments in business entities in which we do not have control, but we have the ability to exercise significant influence over operating and financial policies (generally 20% to 50% ownership) are accounted for using the equity method of accounting. Operating results of acquired businesses are included in the Consolidated Statements of Income from the date of acquisition.

We consolidate variable interest entities if we are deemed to be the primary beneficiary of the entity. Operating results for variable interest entities in which we are determined to be the primary beneficiary are included in the Consolidated Statements of Income from the date such determination is made.

For convenience and ease of reference, we refer to the financial statement caption “Income (Loss) before Income Taxes and Equity Income” as “pre-tax income” or “pre-tax loss” throughout the Notes to the Consolidated Financial Statements.

Use of Estimates, Policy
Use of Estimates
The preparation of our Consolidated Financial Statements, in accordance with accounting principles generally accepted in the United States of America, requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions are used for, but not limited to: (i) allocation of revenues and fair values in leases and other multiple element arrangements; (ii) accounting for residual values; (iii) economic lives of leased assets; (iv) revenue recognition for services under the percentage-of-completion method; (v) allowance for doubtful accounts; (vi) inventory valuation; (vii) restructuring and related charges; (viii) asset impairments; (ix) depreciable lives of assets; (x) useful lives of intangible assets; (xi) amortization period for customer contract costs (xii) pension and post-retirement benefit plans; (xiii) income tax reserves and valuation allowances; and (xiv) contingency and litigation reserves. Future events and their effects cannot be predicted with certainty; accordingly, our accounting estimates require the exercise of judgment. The accounting estimates used in the preparation of our Consolidated Financial Statements will change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Actual results could differ from those estimates.
Changes in Estimates
In the ordinary course of accounting for items discussed above, we make changes in estimates as appropriate and as we become aware of circumstances surrounding those estimates. Such changes and refinements in estimation methodologies are reflected in reported results of operations in the period in which the changes are made and, if material, their effects are disclosed in the Notes to the Consolidated Financial Statements.

Revenue Recognition, Policy
Revenue Recognition
We generate revenue through services, the sale and rental of equipment, supplies and income associated with the financing of our equipment sales. Revenue is recognized when earned. More specifically, revenue related to services and sales of our products is recognized as follows:

Equipment: Revenues from the sale of equipment, including those from sales-type leases, are recognized at the time of sale or at the inception of the lease, as appropriate. For equipment sales that require us to install the product at the customer location, revenue is recognized when the equipment has been delivered and installed at the customer location. Sales of customer installable products are recognized upon shipment or receipt by the customer according to the customer’s shipping terms. Revenues from equipment under other leases and similar arrangements are accounted for by the operating lease method and are recognized as earned over the lease term, which is generally on a straight-line basis.

Services: Technical service revenues are derived primarily from maintenance contracts on our equipment sold to customers and are recognized over the term of the contracts. A substantial portion of our products are sold with full service maintenance agreements for which the customer typically pays a base service fee plus a variable amount based on usage. As a consequence, other than the product warranty obligations associated with certain of our low end products, we do not have any significant product warranty obligations, including any obligations under customer satisfaction programs.

Revenues associated with outsourcing services are generally recognized as services are rendered, which is generally on the basis of the number of accounts or transactions processed. Information technology processing revenues are recognized as services are provided to the customer, generally at the contractual selling prices of resources consumed or capacity utilized by our customers. In those service arrangements where final acceptance of a system or solution by the customer is required, revenue is deferred until all acceptance criteria have been met. Revenues on cost reimbursable contracts are recognized by applying an estimated factor to costs as incurred, determined by the contract provisions and prior experience. Revenues on unit-price contracts are recognized at the contractual selling prices as work is completed and accepted by the customer. Revenues on time and material contracts are recognized at the contractual rates as the labor hours and direct expenses are incurred.

In connection with our services arrangements, we incur costs to originate these long-term contracts and to perform the migration, transition and setup activities necessary to enable us to perform under the terms of the arrangement. We capitalize certain incremental direct costs that are related to the contract origination or transition, implementation and setup activities and amortize them over the term of the arrangement. From time to time, we also provide certain inducements to customers in the form of various arrangements, including contractual credits, which are capitalized and amortized as a reduction of revenue over the term of the contract. Customer-related deferred set-up/transition and inducement costs are being amortized over a weighted average period of approximately 8 years. Initial direct costs of an arrangement are capitalized and amortized over the contractual service period.

Long-lived assets used in the fulfillment of the arrangements are capitalized and depreciated over the shorter of their useful life or the term of the contract if an asset is contract specific.

Revenues on certain fixed price contracts where we provide information technology system development and implementation services are recognized over the contract term based on the percentage of development and implementation services that are provided during the period compared with the total estimated development and implementation services to be provided over the entire contract. These services require that we perform significant, extensive and complex design, development, modification or implementation of our customers’ systems. Performance will often extend over long periods, and our right to receive future payment depends on our future performance in accordance with the agreement. During 2010, we recognized approximately  $270 of revenue using the percentage-of-completion accounting method.

The percentage-of-completion methodology involves recognizing probable and reasonably estimable revenue using the percentage of services completed, on a current cumulative cost to estimated total cost basis, using a reasonably consistent profit margin over the period. Due to the long-term nature of these projects, developing the estimates of costs often requires significant judgment. Factors that must be considered in estimating the progress of work completed and ultimate cost of the projects include, but are not limited to, the availability of labor and labor productivity, the nature and complexity of the work to be performed and the impact of delayed performance. If changes occur in delivery, productivity or other factors used in developing the estimates of costs or revenues, we revise our cost and revenue estimates, which may result in increases or decreases in revenues and costs, and such revisions are reflected in income in the period in which the facts that give rise to that revision become known.

Revenues earned in excess of related billings are accrued, whereas billings in excess of revenues earned are deferred until the related services are provided. We recognize revenues for non-refundable, upfront implementation fees on a straight-line basis over the period between the initiations of the ongoing services through the end of the contract term.

Sales to distributors and resellers: We utilize distributors and resellers to sell certain of our products to end-user customers. We refer to our distributor and reseller network as our two-tier distribution model. Sales to distributors and resellers are generally recognized as revenue when products are sold to such distributors and resellers. Distributors and resellers participate in various cooperative marketing and other programs, and we record provisions for these programs as a reduction to revenue when the sales occur. Similarly, we account for our estimates of sales returns and other allowances when the sales occur based on our historical experience.

In certain instances, we may provide lease financing to end-user customers that purchased equipment we sold to distributors or resellers. , We compete with other third party leasing companies with respect to the lease financing provided to end-user customers.

Supplies: Supplies revenue generally is recognized upon shipment or utilization by customers in accordance with the sales terms.

Software: Most of our equipment has both software and non-software components that function together to deliver the equipment’s essential functionality and therefore they are accounted for together as part of the equipment sales or services revenues. Software accessories sold in connection with our equipment sales, as well as free-standing software sales are accounted for as separate deliverables or elements. In most cases, these software products are sold as part of multiple element arrangements and include software maintenance agreements for the delivery of technical service, as well as unspecified upgrades or enhancements on a when-and-if-available basis. In those software accessory and free-standing software arrangements that include more than one element, we allocate the revenue among the elements based on vendor-specific objective evidence (“VSOE”) of fair value. VSOE of fair value is based on the price charged when the deliverable is sold separately by us on a regular basis and not as part of the multiple-element arrangement. Revenue allocated to software is normally recognized upon delivery while revenue allocated to the software maintenance element is recognized ratably over the term of the arrangement.

Leases: The two primary accounting provisions which we use to classify transactions as sales-type or operating leases are: 1) a review of the lease term to determine if it is equal to or greater than 75% of the economic life of the equipment and 2) a review of the present value of the minimum lease payments to determine if they are equal to or greater than 90% of the fair market value of the equipment at the inception of the lease. Our leases in our Latin America operations have historically been recorded as operating leases given the cancellable nature of the contract or because the recoverability of the lease investment is deemed not to be predictable at lease inception.

For purposes of determining the economic life, we consider the most objective measure to be the original contract term, since most equipment is returned by lessees at or near the end of the contracted term. The economic life of most of our products is five years, since this represents the most frequent contractual lease term for our principal products and only a small percentage of our leases have original terms longer than five years. We continually evaluate the economic life of both existing and newly introduced products for purposes of this determination. Residual values, if any, are established at lease inception using estimates of fair value at the end of the lease term.

The vast majority of our leases that qualify as sales-type are non-cancelable and include cancellation penalties approximately equal to the full value of the lease receivables. A portion of our business involves sales to governmental units. Governmental units are those entities that have statutorily defined funding or annual budgets that are determined by their legislative bodies. Certain of our governmental contracts may have cancellation provisions or renewal clauses that are required by law, such as 1) those dependant on fiscal funding outside of a governmental unit’s control, 2) those that can be cancelled if deemed in the best interest of the governmental unit’s taxpayers or 3) those that must be renewed each fiscal year, given limitations that may exist on entering into multi-year contracts that are imposed by statute. In these circumstances, we carefully evaluate these contracts to assess whether cancellation is remote. The evaluation of a lease agreement with a renewal option includes an assessment as to whether the renewal is reasonably assured based on the apparent intent and our experience of such governmental unit. We further ensure that the contract provisions described above are offered only in instances where required by law. Where such contract terms are not legally required, we consider the arrangement to be cancelable and account for the lease as an operating lease.

After the initial lease of equipment to our customers, we may enter subsequent transactions with the same customer whereby we extend the term. Revenue from such lease extensions is typically recognized over the extension period.

Bundled Lease Arrangements: We sell our products and services under bundled lease arrangements, which typically include equipment, service, supplies and financing components for which the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual lease term. Approximately 40% of our equipment sales revenue is related to sales made under bundled lease arrangements. These arrangements also typically include an incremental, variable component for page volumes in excess of contractual page volume minimums, which are often expressed in terms of price-per-page. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed minimum payments that the customer is obligated to make (“fixed payments”) over the lease term. The payments associated with page volumes in excess of the minimums are contingent on whether or not such minimums are exceeded (“contingent payments”). In applying our lease accounting methodology, we only consider the fixed payments for purposes of allocating to the relative fair value elements of the contract. Contingent payments, if any, are recognized as revenue in the period when the customer exceeds the minimum copy volumes specified in the contract. Revenues under bundled arrangements are allocated considering the relative selling prices of the lease and non-lease deliverables included in the bundled arrangement. Lease deliverables include maintenance and executory costs, equipment and financing, while non-lease deliverables generally consist of the supplies and non-maintenance services. The allocation for the lease deliverables begins by allocating revenues to the maintenance and executory costs plus profit thereon. These elements are generally recognized over the term of the lease as service revenue. The remaining amounts are allocated to the equipment and financing elements which are subjected to the accounting estimates noted above under “Leases.”

Multiple Element Arrangements: We enter into the following revenue arrangements that may consist of multiple deliverables:

•	Bundled lease arrangements, which typically include both lease deliverables and non-lease deliverables as described above.
•	Sales of equipment with a related full-service maintenance agreement.
•
Contracts for multiple types of outsourcing services, as well as professional and value-added services.  For instance, we may contract for an implementation or development project and also provide services to operate the system over a period of time; or we may contract to scan, manage and store customer documents.

If a deliverable in a multiple-element arrangement is subject to specific guidance, such as leased equipment in our bundled lease arrangements (which is subject to specific leasing guidance) or accessory software (which is subject to software revenue recognition guidance), that deliverable is separated from the arrangement based on its relative selling price (the relative selling price method – see below) and accounted for in accordance with such specific guidance. The remaining deliverables in a multiple-element arrangement are accounted for based on the following guidance.

A multiple-element arrangement is separated into more than one unit of accounting if both of the following criteria are met:

•	The delivered item(s) has value to the customer on a stand-alone basis; and
•
If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in our control. If these criteria are not met, the arrangement is accounted for as one unit of accounting and the recognition of revenue is generally upon delivery/completion or ratably as a single unit of accounting over the contractual service period.

Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price. When applying the relative selling price method, the selling price for each deliverable is determined using VSOE of the selling price, or TPE of the selling price. If neither VSOE nor TPE of the selling price exists for a deliverable, we will use our best estimate of the selling price for that deliverable.

The new guidance with respect to multiple-element arrangements did not change the allocation of arrangement consideration to the units of accounting or the pattern and timing of revenue recognition for those units. Normally our equipment and services will qualify as separate units of accounting, which are the majority of our multiple-element arrangements. In addition, under previous guidance, consideration for multiple-element arrangements was allocated based on VSOE or TPE, since products and services are generally sold separately or the selling price is determinable based on competitor prices for similar deliverables.  As a result, for substantially all of our multiple-element arrangements, we will continue using VSOE or TPE to allocate the arrangement consideration to each respective deliverable.

Although infrequent, under previous guidance with respect to multiple-element arrangements, if we were unable to establish the selling price using VSOE or TPE, arrangement consideration was allocated using the residual method or recognized ratably over the contractual service period.  However, since the new guidance allows for the use of our best estimate of the selling price in our allocation of arrangement consideration if VSOE or TPE is not determinable, we now use our best estimate of selling price in those infrequent situations.  The objective of using estimated selling price based methodology is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis.  Accordingly, we determine our best estimate of selling price considering multiple factors including, but not limited to, geographies, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices. Estimated selling price based methodology generally will apply to an insignificant proportion of our arrangements with multiple deliverables.

Cash and Cash Equivalents, Policy	Cash and Cash Equivalents Cash and cash equivalents consist of cash on hand, including money-market funds, and investments with original maturities of three months or less.
Restricted Cash and Investments, Policy
Restricted Cash and Investments
As more fully discussed in Note 17 – Contingencies, various litigation matters in Brazil require us to make cash deposits as a condition of continuing the litigation. In addition, several of our secured financing arrangements and other contracts require us to post cash collateral or maintain minimum cash balances in escrow. These cash amounts are classified in our Consolidated Balance Sheets based on when the cash will be contractually or judicially released (refer to Note 10 – Supplementary Financial Information for classification of amounts).

Accounts Receivables, Policy
Accounts Receivable

Unbilled amounts include amounts associated with percentage-of-completion accounting, and other earned revenues not currently billable due to contractual provisions. Amounts to be invoiced in the subsequent month for current services provided are included in amounts billable.

The allowance for uncollectible accounts receivables is determined principally on the basis of past collection experience as well as consideration of current economic conditions and changes in our customer collection trends.

Finance Receivables, Policy
Finance Receivables: Finance receivables include sales-type leases, direct financing leases and installment loans.  Our finance receivable portfolios are primarily in the US, Canada and Europe.  We generally establish customer credit limits and estimate the allowance for credit losses on a country or geographic basis.

We establish credit limits based upon an initial evaluation of the customer’s credit quality and adjust that limit accordingly based upon ongoing credit evaluations of the customer including payment history and changes in credit quality.

The allowance for doubtful accounts and credit losses represents an estimate of the losses expected to be incurred from the Company’s finance receivable portfolio. The level of the allowance is determined on a collective basis by applying projected loss rates to our different portfolios by country, which represent our portfolio segments. This is the level at which we develop and document our methodology to determine allowance for credit losses. This loss rate is primarily based upon historical loss experience adjusted for judgments about the probable effects of relevant observable data including current economic conditions as well as delinquency trends, resolution rates, the aging of receivables, credit quality indicators and the financial health of specific customer classes or groups.  The allowance for doubtful finance receivables is inherently more difficult to estimate than the allowance for trade accounts receivable because the underlying lease portfolio has an average maturity, at any time, of approximately two to three years and contains past due billed amounts, as well as unbilled amounts. We consider all available information in our quarterly assessments of the adequacy of the allowance for doubtful accounts.  The identification of account-specific exposure is not a significant factor in establishing the allowance for doubtful finance receivables. Our policy and methodology used to establish our allowance for doubtful accounts has been consistently applied over all periods presented.

Since our allowance for doubtful Finance receivables is determined by country, the risk characteristics in our finance receivable portfolio segments will generally be consistent with the risk factors associated with the economies of those countries/regions.  The economies of the U.S., Canada and Europe continue to recover from the financial economic crises and recession which began in late 2008. Although loss rates across all our portfolio segments have declined in 2010, loss rates continue to be elevated as compared to prior years. Since Europe is composed of varied countries and regional economies, the risk profile within our European portfolio segment is somewhat more diversified due to the varying economic conditions among the countries.  Credit losses have increased within southern Europe given the current economic difficulties facing the countries in this region.

Credit Quality Indicators, Policy
We evaluate our customers based on the following credit quality indicators:

•
Investment grade:  This rating includes accounts with excellent to good business credit, asset quality and the capacity to meet financial obligations. These customers are less susceptible to adverse effects due to shifts in economic conditions or changes in circumstance. The rating generally equates to a Standard & Poors (S&P) rating of BBB- or better.  Loss rates in this category are normally minimal at less than 1%.

•
Non investment grade:   This rating includes accounts with average credit risk that are more susceptible to loss in the event of adverse business or economic conditions. This rating generally equates to a S&P rating below BBB-.  Although we experience higher loss rates associated with this customer class, we believe the risk is somewhat mitigated by the fact that our leases are fairly well dispersed across a large and diverse customer base.  In addition, the higher loss rates are largely offset by the higher rates of return we obtain with such leases.  Loss rates in this category are generally in the range of 2% to 4%.

•
Substandard: This rating includes accounts that have marginal credit risk such that the customer’s ability to make repayment is impaired or may likely become impaired. We use numerous strategies to mitigate risk including higher rates of interest, prepayments, personal guarantees, etc. Accounts in this category include customers who were downgraded, during the term of the lease, from investment and non investment grade evaluation when the lease was originated. Accordingly there is a distinct possibility for a loss of principal and interest or customer default.  The loss rates in this category are around 10%.

The credit quality indicators are updated at least annually. The credit quality of any given customer can significantly change during the life of the portfolio

Inventories, Policy
Inventories
Inventories are carried at the lower of average cost or market. Inventories also include equipment that is returned at the end of the lease term. Returned equipment is recorded at the lower of remaining net book value or salvage value. Salvage value consists of the estimated market value (generally determined based on replacement cost) of the salvageable component parts, which are expected to be used in the remanufacturing process. We regularly review inventory quantities and record a provision for excess and/or obsolete inventory based primarily on our estimated forecast of product demand, production requirements and servicing commitments. Several factors may influence the realizability of our inventories, including our decision to exit a product line, technological changes and new product development. The provision for excess and/or obsolete raw materials and equipment inventories is based primarily on near term forecasts of product demand and include consideration of new product introductions, as well as changes in remanufacturing strategies. The provision for excess and/or obsolete service parts inventory is based primarily on projected servicing requirements over the life of the related equipment populations.

Land, Buildings and Equipment and Equipment on Operating Leases, Policy
Land, Buildings and Equipment and Equipment on Operating Leases
Land, buildings and equipment are recorded at cost. Buildings and equipment are depreciated over their estimated useful lives. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life. Equipment on operating leases is depreciated to estimated salvage value over the lease term. Depreciation is computed using the straight-line method. Significant improvements are capitalized and maintenance and repairs are expensed. Refer to Note 5 – Inventories and Equipment on Operating Leases, Net and Note 6 – Land, Buildings and Equipment, Net for further discussion.

Software - Internal Use and Product, Policy
Software – Internal Use and Product
We capitalize direct costs associated with developing, purchasing or otherwise acquiring software for internal use and amortize these costs on a straight-line basis over the expected useful life of the software, beginning when the software is implemented (“Internal Use Software”). Costs incurred for upgrades and enhancements that will not result in additional functionality are expensed as incurred. Useful lives of Internal Use Software generally vary from three to ten years.

We also capitalize certain costs related to the development of software solutions to be sold to our customers upon reaching technological feasibility and amortize these costs based on estimated future revenues (“Product Software”). In recognition of the uncertainties involved in estimating revenue, that amortization is not less than straight-line amortization over the software’s remaining estimated economic life. Useful lives of Product Software generally vary from three to ten years. Amounts capitalized for Product Software are included in Cash Flows from Operations.

Goodwill and Other Intangible Assets, Policy
Goodwill and Other Intangible Assets
Goodwill is tested for impairment annually or more frequently if an event or circumstance indicates that an impairment loss may have been incurred. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units and determination of the fair value of each reporting unit. We estimate the fair value of each reporting unit using a discounted cash flow methodology. This requires us to use significant judgment including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for our business, the useful life over which cash flows will occur, determination of our weighted average cost of capital and relevant market data.

Other intangible assets primarily consist of assets obtained in connection with business acquisitions, including installed customer base and distribution network relationships, patents on existing technology and trademarks. We apply an impairment evaluation whenever events or changes in business circumstances indicate that the carrying value of our intangible assets may not be recoverable. Other intangible assets are amortized on a straight-line basis over their estimated economic lives. We believe that the straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained annually by the Company. Refer to Note 8 – Goodwill and Intangible Assets, Net for further information.

Impairment of Long-Lived Assets, Policy
Impairment of Long-Lived Assets
We review the recoverability of our long-lived assets, including buildings, equipment, internal-use software and other intangible assets, when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on our ability to recover the carrying value of the asset from the expected future pre-tax cash flows (undiscounted and without interest charges) of the related operations. If these cash flows are less than the carrying value of such asset, an impairment loss is recognized for the difference between estimated fair value and carrying value. Our primary measure of fair value is based on discounted cash flows.

Treasury Stock, Policy
Treasury Stock
We account for repurchased common stock under the cost method and include such treasury stock as a component of our Common shareholders’ equity. Retirement of Treasury stock is recorded as a reduction of Common stock and Additional paid-in capital at the time such retirement is approved by our Board of Directors.

Research, Development and Engineering (RD&E), Policy
Research, Development and Engineering (“RD&E”)
Research, development and engineering costs are expensed as incurred. Sustaining engineering costs are incurred with respect to on-going product improvements or environmental compliance after initial product launch.

Restructuring Charges, Policy
Restructuring Charges
Costs associated with exit or disposal activities, including lease termination costs and certain employee severance costs associated with restructuring, plant closing or other activity, are recognized when they are incurred. In those geographies where we have either a formal severance plan or a history of consistently providing severance benefits representing a substantive plan, we recognize severance costs when they are both probable and reasonably estimable. Refer to Note 9 – Restructuring and Asset Impairment Charges for further information.

Pension and Post-Retirement Benefit Obligations, Policy
Pension and Post-Retirement Benefit Obligations
We sponsor defined benefit pension plans in various forms in several countries covering employees who meet eligibility requirements. Retiree health benefit plans cover U.S. and Canadian employees for retiree medical costs. We employ a delayed recognition feature in measuring the costs of pension and post-retirement benefit plans. This requires changes in the benefit obligations and changes in the value of assets set aside to meet those obligations to be recognized not as they occur, but systematically and gradually over subsequent periods. All changes are ultimately recognized as components of net periodic benefit cost, except to the extent they may be offset by subsequent changes. At any point, changes that have been identified and quantified but not recognized as components of net periodic benefit cost, are recognized in Accumulated Other Comprehensive Loss, Net of tax.

Several statistical and other factors that attempt to anticipate future events are used in calculating the expense, liability and asset values related to our pension and retiree health benefit plans. These factors include assumptions we make about the discount rate, expected return on plan assets, rate of increase in healthcare costs, the rate of future compensation increases, and mortality. Actual returns on plan assets are not immediately recognized in our income statement, due to the delayed recognition requirement. In calculating the expected return on the plan asset component of our net periodic pension cost, we apply our estimate of the long-term rate of return to the plan assets that support our pension obligations, after deducting assets that are specifically allocated to Transitional Retirement Accounts (which are accounted for based on specific plan terms).

For purposes of determining the expected return on plan assets, we utilize a calculated value approach in determining the value of the pension plan assets, rather than a fair market value approach. The primary difference between the two methods relates to systematic recognition of changes in fair value over time (generally two years) versus immediate recognition of changes in fair value. Our expected rate of return on plan assets is applied to the calculated asset value to determine the amount of the expected return on plan assets to be used in the determination of the net periodic pension cost. The calculated value approach reduces the volatility in net periodic pension cost that would result from using the fair market value approach.

The discount rate is used to present value our future anticipated benefit obligations. In estimating our discount rate, we consider rates of return on high-quality fixed-income investments included in various published bond indexes, adjusted to eliminate the effects of call provisions and differences in the timing and amounts of cash outflows related to the bonds, as well as the expected timing of pension and other benefit payments. In the U.S. and the U.K., which comprise approximately 75% of our projected benefit obligation, we consider the Moody’s Aa Corporate Bond Index and the International Index Company’s iBoxx Sterling Corporate AA Cash Bond Index, respectively, in the determination of the appropriate discount rate assumptions. Refer to Note 15 - Employee Benefit Plans for further information.

Each year, the difference between the actual return on plan assets and the expected return on plan assets, as well as increases or decreases in the benefit obligation as a result of changes in the discount rate are added to or subtracted from any cumulative actuarial gain or loss that arose in prior years. This resultant amount is the net actuarial gain or loss recognized in Accumulated other comprehensive loss and is subject to subsequent amortization to net periodic pension cost in future periods over the remaining service lives of the employees participating in the pension plan.

Foreign Currency Translation and Re-measurement, Policy
Foreign Currency Translation and Re-measurement
The functional currency for most foreign operations is the local currency. Net assets are translated at current rates of exchange and income, expense and cash flow items are translated at average exchange rates for the applicable period. The translation adjustments are recorded in Accumulated other comprehensive loss.

The U.S. Dollar is used as the functional currency for certain foreign subsidiaries that conduct their business in U.S. Dollars. A combination of current and historical exchange rates is used in re-measuring the local currency transactions of these subsidiaries and the resulting exchange adjustments are included in income.

Foreign currency losses were  $11,  $26 and  $34 in 2010, 2009 and 2008, respectively, and are included in Other expenses, net in the accompanying Consolidated Statements of Income.

We sold our Venezuelan subsidiary during the fourth quarter of 2010 as part of our restructuring actions – refer to Note 9 – Restructuring and Asset Impairment Charges for further information. Prior to the sale, the U.S. Dollar was the functional currency of our Venezuelan operations.  In January 2010, Venezuela announced a devaluation of the Bolivar to an official rate of 4.30 Bolivars to the U.S. Dollar for the majority of our products. As a result of this devaluation, we recorded a currency loss of  $21 in the first quarter of 2010 for the re-measurement of our net Bolivar denominated monetary assets. During 2010, the ability to obtain U.S. Dollars remained severely restricted. As a result, during 2010 we re-measured our net Bolivar denominated monetary transactions based on exchange rates available through alternative markets. The average rate during 2010 was approximately 5.77 Bolivars to the U.S. Dollar. The impact of this change in the exchange rate was not material to our results for the year since we derived less than 0.5% of our total revenues from Venezuela.

Receivables, Net (Policies)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Accounts Receivables, Policy
Accounts Receivable

Unbilled amounts include amounts associated with percentage-of-completion accounting, and other earned revenues not currently billable due to contractual provisions. Amounts to be invoiced in the subsequent month for current services provided are included in amounts billable.

The allowance for uncollectible accounts receivables is determined principally on the basis of past collection experience as well as consideration of current economic conditions and changes in our customer collection trends.

Finance Receivables, Policy
Finance Receivables: Finance receivables include sales-type leases, direct financing leases and installment loans.  Our finance receivable portfolios are primarily in the US, Canada and Europe.  We generally establish customer credit limits and estimate the allowance for credit losses on a country or geographic basis.

We establish credit limits based upon an initial evaluation of the customer’s credit quality and adjust that limit accordingly based upon ongoing credit evaluations of the customer including payment history and changes in credit quality.

The allowance for doubtful accounts and credit losses represents an estimate of the losses expected to be incurred from the Company’s finance receivable portfolio. The level of the allowance is determined on a collective basis by applying projected loss rates to our different portfolios by country, which represent our portfolio segments. This is the level at which we develop and document our methodology to determine allowance for credit losses. This loss rate is primarily based upon historical loss experience adjusted for judgments about the probable effects of relevant observable data including current economic conditions as well as delinquency trends, resolution rates, the aging of receivables, credit quality indicators and the financial health of specific customer classes or groups.  The allowance for doubtful finance receivables is inherently more difficult to estimate than the allowance for trade accounts receivable because the underlying lease portfolio has an average maturity, at any time, of approximately two to three years and contains past due billed amounts, as well as unbilled amounts. We consider all available information in our quarterly assessments of the adequacy of the allowance for doubtful accounts.  The identification of account-specific exposure is not a significant factor in establishing the allowance for doubtful finance receivables. Our policy and methodology used to establish our allowance for doubtful accounts has been consistently applied over all periods presented.

Since our allowance for doubtful Finance receivables is determined by country, the risk characteristics in our finance receivable portfolio segments will generally be consistent with the risk factors associated with the economies of those countries/regions.  The economies of the U.S., Canada and Europe continue to recover from the financial economic crises and recession which began in late 2008. Although loss rates across all our portfolio segments have declined in 2010, loss rates continue to be elevated as compared to prior years. Since Europe is composed of varied countries and regional economies, the risk profile within our European portfolio segment is somewhat more diversified due to the varying economic conditions among the countries.  Credit losses have increased within southern Europe given the current economic difficulties facing the countries in this region.

Credit Quality Indicators, Policy
We evaluate our customers based on the following credit quality indicators:

•
Investment grade:  This rating includes accounts with excellent to good business credit, asset quality and the capacity to meet financial obligations. These customers are less susceptible to adverse effects due to shifts in economic conditions or changes in circumstance. The rating generally equates to a Standard & Poors (S&P) rating of BBB- or better.  Loss rates in this category are normally minimal at less than 1%.

•
Non investment grade:   This rating includes accounts with average credit risk that are more susceptible to loss in the event of adverse business or economic conditions. This rating generally equates to a S&P rating below BBB-.  Although we experience higher loss rates associated with this customer class, we believe the risk is somewhat mitigated by the fact that our leases are fairly well dispersed across a large and diverse customer base.  In addition, the higher loss rates are largely offset by the higher rates of return we obtain with such leases.  Loss rates in this category are generally in the range of 2% to 4%.

•
Substandard: This rating includes accounts that have marginal credit risk such that the customer’s ability to make repayment is impaired or may likely become impaired. We use numerous strategies to mitigate risk including higher rates of interest, prepayments, personal guarantees, etc. Accounts in this category include customers who were downgraded, during the term of the lease, from investment and non investment grade evaluation when the lease was originated. Accordingly there is a distinct possibility for a loss of principal and interest or customer default.  The loss rates in this category are around 10%.

The credit quality indicators are updated at least annually. The credit quality of any given customer can significantly change during the life of the portfolio

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Significant charges that require management estimates
The following table summarizes certain significant charges that require management estimates for the three years ended December 31, 2010:

	Years Ended December 31,
Expense/(Income)	2010	2009	2008
Restructuring provisions and asset impairments	$483	$(8)	$429
Provisions for receivables(1)	180	289	199
Provisions for litigation and regulatory matters	(4)	9	781
Provisions for obsolete and excess inventory	31	52	115
Depreciation and obsolescence of equipment on operating leases	313	329	298
Depreciation of buildings and equipment	379	247	257
Amortization of internal use software	70	53	56
Amortization of product software	7	5	—
Amortization of acquired intangible assets(2)	316	64	58
Amortization of customer contract costs	12	—	—
Defined pension benefits – net periodic benefit cost	304	232	174
Other post-retirement benefits – net periodic benefit cost	32	26	77
Deferred tax asset valuation allowance provisions	22	(11)	17

(1)	Includes.net receivable adjustments of $(8), $(2) and $11 for 2010, 2009 and 2008, respectively.
(2)	Includes amortization of $4 for patents, which is included in cost of sales for each period presented.

Restricted cash and investments
Restricted cash amounts at December 31, 2010 and 2009 were as follows:

	2010	2009
Tax and labor litigation deposits in Brazil	$276	$240
Escrow and cash collections related to receivable sales	88	29
Other restricted cash	7	20
Total Restricted Cash and Investments

Software - Internal Use & Product
Additions to:	2010	2009	2008
Internal use software	$164	$98	$129
Product software	70	1	1
	As of December 31,
Capitalized costs, net:	2010	2009
Internal use software	$468	$354
Product software	145	10

Research, development and engineering expense
Research, Development and Engineering (“RD&E”)
Research, development and engineering costs are expensed as incurred. Sustaining engineering costs are incurred with respect to on-going product improvements or environmental compliance after initial product launch. Our RD&E expense for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
R&D	$653	$713	$750
Sustaining engineering	128	127	134
Total RD&E Expense	$781	$840	$884

Accumulated other comprehensive loss
Accumulated Other Comprehensive Loss (“AOCL”)
AOCL is composed of the following for the three years ending December 31, 2010:

	2010	2009	2008
Cumulative translation adjustments	$(835)	$(800)	$(1,395)
Benefit plans net actuarial losses and prior service credits(1)	(1,167)	(1,190)	(1,021)
Other unrealized gains, net	14	2	—
Total Accumulated Other Comprehensive Loss	$(1,988)	$(1,988)	$(2,416)

(1)	Includes our share of Fuji Xerox.

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Selected financial information of Operating Segments
Selected financial information for our Operating segments for the three years ended December 31, 2010 was as follows:

	Technology	Services	Other	Total
2010(1)
Revenues	$9,790	$9,548	$1,635	$20,973
Finance income	559	89	12	660
Total Segment Revenues	$10,349	$9,637	$1,647	$21,633
Interest expense	$212	$28	$352	$592
Segment profit (loss) (2)	1,085	1,132	(342)	1,875
Equity in net income of unconsolidated affiliates	62	16	—	78

2009(1)
Revenues	$9,470	$3,373	$1,623	$14,466
Finance income	597	103	13	713
Total Segment Revenues	$10,067	$3,476	$1,636	$15,179
Interest expense	$229	$36	$262	$527
Segment profit (loss) (2)	949	231	(342)	838
Equity in net income of unconsolidated affiliates	33	8	—	41

2008(1)
Revenues	$11,041	$3,718	$2,051	$16,810
Finance income	673	110	15	798
Total Segment Revenues	$11,714	$3,828	$2,066	$17,608
Interest expense	$293	$5	$269	$567
Segment profit (loss) (2)	1,288	302	(245)	1,345
Equity in net income of unconsolidated affiliates	90	23	—	113

(1)	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.
(2)
Depreciation and amortization expense, which is recorded in cost of sales, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.

Reconciliation to Pre-tax Income
The following is a reconciliation of segment profit to pre-tax income (loss) for the three years ended December 31, 2010:

	2010	2009	2008
Total Segment Profit	$1,875	$838	$1,345
Reconciling items:
Restructuring and asset impairment charges	(483)	8	(429)
Restructuring charges of Fuji Xerox	(38)	(46)	(16)
Acquisition-related costs	(77)	(72)	—
Amortization of intangible assets	(312)	(60)	(54)
Venezuelan devaluation costs	(21)	—	—
ACS shareholders' litigation settlement	(36)	—	—
Litigation matters (1)	—	—	(774)
Loss on early extinguishment of debt	(15)	—	—
Equity in net income of unconsolidated affiliates	(78)	(41)	(113)
Equipment write-off and other	—	—	(38)
Pre-tax Income (Loss)	$815	$627	$(79)

(1)
The 2008 provision for litigation represents  $670 for the Carlson v. Xerox Corporation court approved settlement, as well as provisions for other litigation matters including  $36 for the probable loss related to the Brazil labor related contingencies.

Geographic area data
Geographic area data is based upon the location of the subsidiary reporting the revenue or long-lived assets and is as follows for the three years ended December 31, 2010:

	Revenues			Long-Lived Assets (1)
	2010	2009	2008	2010	2009	2008
United States	$13,801	$8,156	$9,122	$1,764	$1,245	$1,386
Europe	5,332	4,971	6,011	741	717	680
Other areas	2,500	2,052	2,475	309	262	248
Total Revenues and Long-Lived Assets	$21,633	$15,179	$17,608	$2,814	$2,224	$2,314

(1)	Long-lived assets are comprised of (i) land, buildings and equipment, net, (ii) equipment on operating leases, net, (iii) internal use software, net and (iv) product software, net.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Fair Value of Consideration Transferred
Fair value of consideration transferred: The table below details the consideration transferred to acquire ACS (certain amounts reflect rounding adjustments):

(shares in millions)	Conversion Calculation	Estimated Fair Value	Form of Consideration
ACS Class A shares outstanding as of the acquisition date	92.7
ACS Class B shares outstanding as of the acquisition date	6.6
Total ACS Shares Outstanding	99.3

Xerox stock price as of the acquisition date	$8.47
Multiplied by the exchange ratio	4.935
Equity Consideration per Common Share Outstanding	$41.80	$4,149	Xerox common stock

Cash Consideration per Common Share Outstanding	$18.60	$1,846	Cash

ACS stock options exchanged for a Xerox equivalent stock option	13.6
Multiplied by the option exchange ratio	7.085289
Total Xerox Equivalent Stock Options	96.7	$168	Xerox stock options

Xerox Preferred Stock Issued to ACS Class B Shareholder		$349	Xerox preferred stock

Total Fair Value of Consideration Transferred		$6,512

ACS Assets Acquired and Liabilities Assumed
The following table summarizes the assets acquired and liabilities assumed as of the acquisition date:

February 5, 2010
Assets
Cash and cash equivalents	$351
Accounts receivable	1,344
Other current assets	389
Land, buildings and equipment	416
Intangible assets	3,035
Goodwill	5,127
Other long-term assets	258

Liabilities
Other current liabilities	645
Deferred revenue	161
Deferred tax liability	990
Debt	2,310
Pension liabilities	39
Other long-term liabilities	263

Net Assets Acquired

Fair Value of Identifiable Intangible Assets
Intangible assets: The following table is a summary of the fair value estimates of the identifiable intangible assets and their weighted-average useful lives:

	Estimated Fair Value	Estimated Useful Life
Customer relationships/contracts	$2,920	11.6 years
ACS tradename	100	4 years
Buck tradename	10	(1)
Title plant	5	(2)
Total Identifiable Intangible Assets	$3,035

(1)	Determined to be an indefinite-lived asset.
(2)
Title plant is not subject to depreciation or charged to earnings based on ASC Topic 950 – Financial Services – Title Plant, unless   circumstances indicate that the carrying amount of the title plant has been impaired.

Debt Assumed from Acquired Company in Acquisition
The following is a summary of the third-party debt assumed and not repaid in connection with the close of the acquisition:

4.70% Senior Notes due June 2010	$250
5.20% Senior Notes due June 2015	250
Capital lease obligations and other debt	64
Principal debt balance	564
Fair value adjustments	13
Total Debt Assumed But Not Repaid

Fair Value of ACS Benefit Plans
The following is a summary of the funded position of the assumed ACS plans as of the acquisition date, as well as associated weighted-average assumptions used to determine benefit obligations:

Estimated Fair Value
Projected benefit obligation	$142
Fair value of plan assets	111
Net Unfunded Status

ACS Pension Assets and Liabilities Recognized in the Balance Sheet	Amounts recognized in the Consolidated Balance Sheets:
Other long-term assets	$8
Pension liabilities	(39)
Net Amount Recognized	$(31)

ACS Benefit Plans' Weighted Average Assumptions
Weighted average assumption used to determine benefit obligations at the acquisition date and net periodic benefit cost from the acquisition date through December 31, 2010:

Discount rate	5.7%
Expected rate of return on plan assets	6.9%
Rate of compensation increase	3.9%

Pro-forma Financial Data
	2010	2009
Revenue	$22,252	$21,781
Net income – Xerox	592	795
Basic earnings per-share	0.41	0.57
Diluted earnings per-share	0.41	0.56

Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Accounts receivable and Finance receivables
Accounts Receivable
Accounts receivable, net at December 31, 2010 and 2009 were as follows:

	2010	2009
Amounts billed or billable	$2,491	$1,850
Unbilled amounts	447	—
Allowance for doubtful accounts	(112)	(148)
Accounts Receivable, net	$2,826	$1,702

Unbilled amounts include amounts associated with percentage-of-completion accounting, and other earned revenues not currently billable due to contractual provisions. Amounts to be invoiced in the subsequent month for current services provided are included in amounts billable, and at December 31, 2010 and 2009 were approximately  $1,066 and  $603, respectively.

Finance Receivables
Finance receivables result from installment arrangements and sales-type leases arising from the marketing of our equipment. These receivables are typically collateralized by a security interest in the underlying assets. Finance receivables, net at December 31, 2010 and 2009 were as follows:

	2010	2009
Gross receivables	$7,914	$8,427
Unearned income	(1,093)	(1,197)
Subtotal	6,821	7,230
Residual values	11	19
Allowance for doubtful accounts	(212)	(222)
Finance receivables, net	6,620	7,027
Less: Billed portion of finance receivables, net	(198)	(226)
Less: Current portion of finance receivables not billed, net	(2,287)	(2,396)
Finance Receivables Due After One Year, net	$4,135	$4,405

Contractual maturities of gross finance receivables
Contractual maturities of our gross finance receivables as of December 31, 2010 were as follows (including those already billed of  $198):

2011	2012	2013	2014	2015	Thereafter	Total
$2,978	$2,178	$1,527	$862	$330	$39	$7,914

Allowance for credit losses rollforward, and the investment in finance receivables
The following table is a rollforward of the allowance for doubtful finance receivables for the years ended December 31, 2010 and 2009, as well as the related investment in finance receivables:

	United States	Canada	Europe	Other (2)	Total
Allowance for Credit Losses:
Balance December 31, 2008	$93	$24	$78	$3	$198
Provision	77	21	78	1	177
Charge-offs	(79)	(19)	(73)	—	(171)
Recoveries and other(1)	8	7	4	(1)	18
Balance December 31, 2009	$99	$33	$87	$3	$222
Provision	47	22	59	—	128
Charge-offs	(58)	(23)	(59)	—	(140)
Recoveries and other(1)	3	5	(6)	—	2
Balance December 31, 2010	$91	$37	$81	$3	$212
Finance receivables collectively evaluated for impairment:
December 31, 2009	$3,474	$873	$2,832	$51	$7,230
December 31, 2010	$3,177	$872	$2,706	$66	$6,821

(1)	Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.
(2)	Includes developing market countries and smaller units.

Credit quality indicators for finance receivables
The credit quality indicators are updated at least annually. The credit quality of any given customer can significantly change during the life of the portfolio. Details about our finance receivables portfolio based by industry and by credit quality indicators are as follows:

	As of December 31, 2010
	Investment Grade	Non-Investment Grade	Substandard	Total Finance Receivables
United States:
Finance and Other Services	$360	$401	$190	$951
Government and Education	849	21	7	877
Graphics Arts	147	217	156	520
Industrial	206	91	38	335
Healthcare	134	48	32	214
Other	102	109	69	280
Total United States	1,798	887	492	3,177
Canada:
Finance and Other Services	150	127	56	333
Government and Education	127	12	3	142
Graphics Arts	32	35	48	115
Industrial	57	47	30	134
Other	88	47	13	148
Total Canada	454	268	150	872
Europe:
France	219	374	82	675
U.K./Ireland	206	164	51	421
Central(1)	297	551	65	913
Southern(2)	263	237	81	581
Nordics(3)	50	63	3	116
Total Europe	1,035	1,389	282	2,706
Other	33	33	—	66
Total	$3,320	$2,577	$924	$6,821

(1)	Switzerland, Germany, Austria, Belgium, Holland.
(2)	Italy, Greece, Spain, Portugal.
(3)	Sweden, Norway, Denmark, Finland.

Aging of billed finance receivables
The aging of our billed finance receivables is as follows:

	As of December 31, 2010
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
United States:
Finance and Other Services	$23	$5	$2	$30	$921	$951	$23
Government and Education	26	6	3	35	842	877	40
Graphics Arts	21	3	1	25	495	520	16
Industrial	11	2	1	14	321	335	10
Healthcare	6	2	1	9	205	214	9
Other	8	2	—	10	270	280	8
Total United States	95	20	8	123	3,054	3,177	106
Total Canada	3	3	1	7	865	872	28
Europe:
France	1	1	—	2	673	675	5
U.K./Ireland	4	1	1	6	415	421	7
Central	9	2	4	15	898	913	39
Southern	32	10	15	57	524	581	99
Nordics	1	—	—	1	115	116	2
Total Europe	47	14	20	81	2,625	2,706	152
Other	2	—	—	2	64	66	—
Total	$147	$37	$29	$213	$6,608	$6,821	$286

Schedule of Accounts Receivable Sales
Accounts receivable sales for the three years ended December 31, 2010 were as follows:

	2010	2009	2008
Accounts receivable sales	$2,374	$1,566	$717
Deferred proceeds	307	—	—
Fees associated with sales	15	13	4
Estimated increase on operating cash flows (1)	106	309	51

(1)
Represents the difference between current and prior year fourth quarter accounts receivable sales adjusted for the effects of: (i) the deferred proceeds, (ii) collections prior to the end of the year and (iii) currency.

Inventories and Equipment on Operating Leases, Net (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Inventories	Inventories at December 31, 2010 and 2009 were as follows:
	2010	2009
Finished goods	$858	$772
Work-in-process	46	43
Raw materials	87	85
Total Inventories	$991	$900

Equipment on operating leases, net
Equipment on operating leases and the related accumulated depreciation at December 31, 2010 and 2009 were as follows:

	2010	2009
Equipment on operating leases	$1,561	$1,583
Accumulated depreciation	(1,031)	(1,032)
Equipment on Operating Leases, net	$530	$551

Scheduled minimum future rental revenues on operating leases	Scheduled minimum future rental revenues on operating leases with original terms of one year or longer are:
2011	2012	2013	2014	2015	Thereafter
$389	$279	$180	$87	$41	$14

Land, Buildings and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Land, buildings and equipment, net
Land, buildings and equipment, net at December 31, 2010 and 2009 were as follows:

	Estimated Useful Lives (Years)	2010	2009
Land	—	$63	$45
Buildings and building equipment	25 to 50	1,133	1,192
Leasehold improvements	Varies	455	328
Plant machinery	5 to 12	1,607	1,686
Office furniture and equipment	3 to 15	1,306	994
Other	4 to 20	115	100
Construction in progress	—	67	33
Subtotal		4,746	4,378
Accumulated depreciation		(3,075)	(3,069)
Land, Buildings and Equipment, net		$1,671	$1,309

Depreciation expense and operating lease rent expense
Depreciation expense and operating lease rent expense for the years ended December 31, 2010, 2009 and 2008 were as follows:

	2010	2009	2008
Depreciation expense	$379	$247	$257
Operating lease rent expense (1)	632	267	252

(1)	We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases.

Future minimum operating lease commitments that have initial or remaining non-cancelable lease terms in excess of one year
Future minimum operating lease commitments that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2010 were as follows:

2011	2012	2013	2014	2015	Thereafter
$669	$486	$337	$171	$118	$106

Investments in Affiliates, at Equity (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Equity method investments
Investments in corporate joint ventures and other companies in which we generally have a 20% to 50% ownership interest at December 31, 2010 and 2009 were as follows:

	2010	2009
Fuji Xerox	$1,217	$998
All other equity investments	74	58
Investments in Affiliates, at Equity	$1,291	$1,056

Equity in Net Income of unconsolidated affiliates
Our equity in net income of our unconsolidated affiliates for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
Fuji Xerox	$63	$30	$101
Other investments	15	11	12
Total Equity in Net Income of Unconsolidated Affiliates	$78	$41	$113

Condensed financial data of Fuji Xerox
Condensed financial data of Fuji Xerox for the three calendar years ended December 31, 2010 was as follows:

	2010	2009	2008
Summary of Operations
Revenues	$11,276	$9,998	$11,190
Costs and expenses	10,659	9,781	10,451
Income before income taxes	617	217	739
Income tax expense	291	67	287
Net Income	326	150	452
Less: Net income - noncontrolling interests	5	1	7
Net Income - Fuji Xerox	$321	$149	$445

Balance Sheet
Assets:
Current assets	$4,884	$4,111	$4,734
Long-term assets	5,978	5,457	5,470
Total Assets	$10,862	$9,568	$10,204
Liabilities and Equity:
Current liabilities	$3,534	$2,643	$3,534
Long-term debt	1,260	1,368	996
Other long-term liabilities	707	1,104	1,095
Noncontrolling interests	22	19	23
Fuji Xerox shareholders’ equity	5,339	4,434	4,556
Total Liabilities and Equity	$10,862	$9,568	$10,204

Yen/U.S. Dollar exchange rates used to translate
Yen/U.S. Dollar exchange rates used to translate are as follows:

	Exchange Basis	2010	2009	2008
Summary of Operations	Weighted Average Rate	87.64	93.51	103.31
Balance Sheet	Year-End Rate	81.66	92.46	90.28

Other transactions with Fuji Xerox
Transactions with Fuji Xerox for the three years ended December 31, 2010 were as follows:

	2010	2009	2008
Dividends received from Fuji Xerox	$36	$10	$56
Royalty revenue earned	116	106	112
Inventory purchases from Fuji Xerox	2,098	1,590	2,150
Inventory sales to Fuji Xerox	147	133	162
R&D payments received from Fuji Xerox	1	3	5
R&D payments paid to Fuji Xerox	30	33	34

Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Changes in the carrying amount of goodwill, by reportable segment
The following table presents the changes in the carrying amount of goodwill, by reportable segment, for the three years ended December 31, 2010:

	Technology	Services	Other	Total
Balance at December 31, 2007	$2,317	$1,122	$9	$3,448
Foreign currency translation	(200)	(193)	(2)	(395)
Acquisition of Veenman B.V.	44	—	—	44
GIS acquisitions	73	—	—	73
Purchase Price allocation adjustment – GIS	12	—	—	12
Balance at December 31, 2008	$2,246	$929	$7	$3,182
Foreign currency translation	61	60	1	122
GIS acquisitions	118	—	—	118
Balance at December 31, 2009	$2,425	$989	$8	$3,422
Foreign currency translation	(25)	(22)	—	(47)
Acquisition of Affiliated Computer Services, Inc. (“ACS”)	—	5,127	—	5,127
ACS acquisitions	—	124	—	124
GIS acquisitions	11	—	—	11
Acquisition of Irish Business Systems, Ltd.	14	—	—	14
Other	—	(2)	—	(2)
Balance at December 31, 2010	$2,425	$6,216	$8	$8,649

Intangible assets, net
Intangible assets primarily relate to the Services operating segment. Intangible assets were comprised of the following as of December 31, 2010 and 2009:

		December 31, 2010			December 31, 2009
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Customer base	12 years	$3,487	$464	$3,023	$525	$198	$327
Distribution network	25 years	123	54	69	123	49	74
Trademarks(1)	15 years	325	59	266	210	25	185
Technology, patents and non-compete(1)	6 years	47	34	13	40	28	12
Total Intangible Assets		$3,982	$611	$3,371	$898	$300	$598

(1)	Includes $10 and $5 of non-amortizable assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.

Restructuring and Asset Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Restructuring Program Activity
Detailed information related to restructuring program activity during the three years ended December 31, 2010 is outlined below:

Restructuring Activity	Severance and Related Costs	Lease Cancellation and Other Costs	Asset Impairments(1)	Total
Balance December 31, 2007	$71	$38	$—	$109
Restructuring provision	363	20	53	436
Reversals of prior accruals	(6)	(1)	—	(7)
Net current year charges(2)	357	19	53	429
Charges against reserve and currency	(108)	(25)	(53)	(186)
Balance December 31, 2008	320	32	—	352
Restructuring provision	28	9	—	37
Reversals of prior accruals	(39)	(6)	—	(45)
Net current year charges(2)	(11)	3	—	(8)
Charges against reserve and currency	(255)	(15)	—	(270)
Balance December 31, 2009	54	20	—	74
Restructuring provision	470	28	26	524
Reversals of prior accruals	(32)	(9)	—	(41)
Net current year charges(2)	438	19	26	483
Charges against reserve and currency	(194)	(14)	(26)	(234)
Balance December 31, 2010	$298	$25	$—	$323

(1)	Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.
(2)	Represents amount recognized within the Consolidated Statements of Income for the years shown.

Reconciliation to the Consolidated Statements of Cash Flows
The following table summarizes the reconciliation to the Consolidated Statements of Cash Flows for the three years ended December 31, 2010:

	2010	2009	2008
Charges to reserve	$(234)	$(270)	$(186)
Asset impairments	26	—	53
Effects of foreign currency and other non-cash items	(5)	—	2
Cash Payments for Restructurings	$(213)	$(270)	$(131)

Total Costs incurred with Restructuring programs, by segment
The following table summarizes the total amount of costs incurred in connection with these restructuring programs by segment for the three years ended December 31, 2010:

	2010	2009	2008
Technology	$325	$(5)	$288
Services	104	(2)	85
Other	54	(1)	56
Total Net Restructuring Charges	$483	$(8)	$429

Supplementary Financial Information (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Other Assets

The components of other current  and other long-term assets at December 31, 2010 and 2009 were as follows:

	2010	2009
Other Current Assets
Deferred taxes and income taxes receivable	$345	$328
Royalties, license fees and software maintenance	155	23
Restricted cash	91	31
Prepaid expenses	133	86
Derivative instruments	45	16
Deferred purchase price from sale of receivables	90	—
Advances and deposits	23	19
Other	244	205
Total Other Current Assets	$1,126	$708

Other Long-term Assets
Prepaid pension costs	$92	$155
Net investment in discontinued operations (1)	224	240
Internal use software, net	468	354
Product software, net	145	10
Restricted cash	280	258
Debt issuance costs, net	42	62
Customer contract costs, net	134	—
Derivative instruments	11	10
Other	378	231
Total Other Long-term Assets	$1,774	$1,320

(1)
At December 31, 2010, our net investment in discontinued operations primarily consists of a  $245 performance-based instrument relating to the 1997 sale of The Resolution Group (“TRG”) net of remaining net liabilities associated with our discontinued operations of  $21. The recovery of the performance-based instrument is dependent on the sufficiency of TRG’s available cash flows, as guaranteed by TRG’s ultimate parent, which are expected to be recovered in annual cash distributions through 2017.

Other Liabilities
The components of other current and long-term liabilities at December 31, 2010 and 2009 were as follows:

	2010	2009
Other Current Liabilities
Deferred taxes and income taxes payable	$59	$68
Other taxes payable	177	161
Interest payable	122	114
Restructuring reserves	309	64
Derivative instruments	19	15
Product warranties	17	19
Dividends payable	74	41
Distributor and reseller rebates/commissions	105	127
Other	925	517
Total Other Current Liabilities	$1,807	$1,126

Other Long-term Liabilities
Deferred and other tax liabilities	$200	$167
Derivative instruments	—	9
Environmental reserves	20	23
Unearned income	36	—
Restructuring reserves	14	10
Other	527	363
Total Other Long-term Liabilities	$797	$572

Debt (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Short-term borrowings	Short-term borrowings at December 31, 2010 and 2009 were as follows:
	2010	2009
Commercial paper	$300	$—
Current maturities of long-term debt	1,070	988
Total Short-term Debt

Long-term debt
Long-term debt at December 31, 2010 and 2009 was as follows:

	Weighted Average Interest Rates at December 31, 2010(2)	2010	2009
Xerox Corporation
Senior Notes due 2010	—%	$—	$700
Notes due 2011	0.09%	1	1
Notes due 2011	—%	—	50
Senior Notes due 2011	6.59%	750	750
Senior Notes due 2012	5.59%	1,100	1,100
Senior Notes due 2013	5.65%	400	400
Senior Notes due 2013	—%	—	550
Convertible Notes due 2014	9.00%	19	19
Senior Notes due 2014	8.25%	750	750
Senior Notes due 2015	4.29%	1,000	1,000
Notes due 2016	7.20%	250	250
Senior Notes due 2016	6.48%	700	700
Senior Notes due 2017	6.83%	500	500
Senior Notes due 2018	6.37%	1,000	1,000
Senior Notes due 2019	5.66%	650	650
Zero Coupon Notes due 2023	5.41%	283	267
Senior Notes due 2039	6.78%	350	350
Subtotal		$7,753	$9,037
Xerox Credit Corporation
Notes due 2013	—%	—	10
Notes due 2014	—%	—	50
Subtotal		—	60
ACS
Notes due 2015	4.25%	250	—
Borrowings secured by other assets	6.62%	71	—
Subtotal		321	—
Other U.S. Operations
Borrowings secured by finance receivables	—%	—	2
Borrowings secured by other assets	12.39%	4	5
Subtotal		4	7
Total U.S. Operations		8,078	9,104
International Operations
Other debt due 2011-2013	0.86%	2	18
Total International Operations		2	18
Principal Debt Balance		8,080	9,122
Unamortized discount		(1)	(11)
Fair value adjustments (1)		228	153
Less: current maturities		(1,070)	(988)
Total Long-term Debt		$7,237	$8,276

(1)
Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.

(2)	Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.

Scheduled payments due on principal long-term debt
Scheduled principal payments due on our long-term debt for the next five years and thereafter are as follows:

2011		2012	2013	2014	2015	Thereafter	Total
$1,070	(1)	$1,126	$412	$771	$1,251	$3,450	$8,080

(1)	Quarterly total debt maturities for 2011 are $11, $9, $1,041 and $9 for the first, second, third and fourth quarters, respectively.

Interest expense and interest income
Interest expense and interest income for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
Interest expense (1)	$592	$527	$567
Interest income (2)	679	734	833

(1)	Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.
(2)	Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.

Net cash (payments) proceeds on debt other than secured borrowings
Net cash (payments) proceeds on debt other than secured borrowings as shown on the Consolidated Statements of Cash Flows for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
Net proceeds (payments) on short-term debt	$300	$(61)	$(38)
Net payments on Credit Facility	—	(246)	(354)
Net proceeds from issuance of long-term debt	—	2,725	1,650
Net payments on long-term debt	(3,357)	(1,495)	(332)
Net (Payments) Proceeds on Other Debt	$(3,057)	$923	$926

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Fair Value Hedges
The following is a summary of our fair value hedges at December 31, 2010:

Debt Instrument	Year First Designated as Hedge	Notional Amount	Net Fair Value	Weighted Average Interest Rate Paid	Interest Rate Received	Basis	Maturity
Senior Notes due 2013	2010	$400	$—	4.71%	5.65%	Libor	2013
Senior Notes due 2014	2009	450	10	6.19%	8.25%	Libor	2014
Senior Notes due 2016	2010	100	1	3.96%	6.40%	Libor	2016
Total Fair Value Hedges		$950	$11

Forward Foreign Exchange Contracts
The following is a summary of the primary hedging positions and corresponding fair values held as of December 31, 2010:

Currency Hedged (Buy/Sell)	Gross Notional Value	Fair Value Asset (Liability) (1)
U.K. Pound Sterling/Euro	$217	$(1)
Euro/U.S. Dollar	370	(3)
U.S. Dollar/Euro	585	9
Swedish Kronor/Euro	93	2
Swiss Franc/Euro	194	8
Japanese Yen/U.S. Dollar	397	8
Japanese Yen/Euro	367	11
Euro/U.K. Pound Sterling	211	1
U.K. Pound Sterling/Swiss Franc	74	(7)
Danish Krone/Euro	57	—
Mexican Peso/U.S. Dollar	52	—
All Other	351	(2)
Total Foreign Exchange Hedging	$2,968	$26
________

(1)	Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at December 31, 2010.

Summary of Derivative Instruments Fair Value
The following table provides a summary of the fair value amounts of derivative instruments at December 31, 2010 and 2009, respectively.

		Fair Value
Designation of Derivatives	Balance Sheet Location	2010	2009

Derivatives Designated as Hedging Instruments
Foreign exchange contracts - forwards	Other current assets	$19	$4
	Other current liabilities	(1)	(3)
Interest rate swaps	Other long-term assets	11	10
	Other long-term liabilities	—	(9)
	Net Designated Assets	$29	$2

Derivatives NOT Designated as Hedging Instruments
Foreign exchange contracts - forwards	Other current assets	$26	$12
	Other current liabilities	(18)	(12)
	Net Undesignated Assets	$8	$—

Summary of Derivatives	Total Derivative Assets	$56	$26
	Total Derivative Liabilities	(19)	(24)
	Net Derivative Asset	$37	$2

Summary of Fair Value Hedges Gains (Losses)
Derivative Gain (Loss) Recognized in Income				Hedged Item Gain (Loss) Recognized in Income
Derivatives in Fair Value Hedging Relationships	Location of Gain (Loss) Recognized In Income	2010	2009	2008	2010	2009	2008
Interest rate contracts	Interest expense	$99	$(18)	$206	$(99)	$18	$(206)

Summary of Cash Flow Hedges Gains (Losses)
Derivative Gain (Loss) Recognized in OCI (Effective Portion)				Gain (Loss) Reclassified from AOCI to Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships	2010	2009	2008	Location of Derivative Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	2010	2009	2008
Interest rate contracts	$—	$—	$(2)	Interest expense	$—	$—	$—
Foreign exchange contracts – forwards	46	(1)	4	Cost of sales	28	2	2
Total Cash Flow Hedges	$46	$(1)	$2		$28	$2	$2

Summary of Derivatives Not Designated as Hedging Instruments Gains (Losses)
The following table provides a summary of gains (losses) on non-designated derivative instruments for the three years ended December 31, 2010:

Derivatives NOT Designated as Hedging Instruments	Location of Derivative Gain (Loss)	2010	2009	2008
Foreign exchange contracts	Other expense – Currency losses, net	$113	$49	$(147)

Activity associated with designated cash flow hedges reflected in AOCL
Accumulated Other Comprehensive Loss (“AOCL”)

The following table provides a summary of the activity associated with all of our designated cash flow hedges (interest rate and foreign currency) reflected in AOCL for the three years ended December 31, 2010:

	2010	2009	2008
Beginning cash flow hedges balance, net of tax	$1	$—	$—
Changes in fair value gain (loss)	31	(1)	1
Reclass to earnings	(18)	2	(1)
Ending Cash Flow Hedges Balance, Net of Tax	$14	$1	$—

Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Fair Value of Financial Assets and Liabilities
The following table represents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009 and the basis for that measurement:

	Total Fair Value Measurement December 31, 2010	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts-forwards	$45	$—	$45	$—
Interest rate swaps	11	—	11	—
Deferred compensation investments in cash surrender life insurance	70	—	70	—
Deferred compensation investments in mutual funds	22	—	22	—
Total	$148	$—	$148	$—

Liabilities:
Foreign exchange contracts-forwards	$19	$—	$19	$—
Deferred compensation plan liabilities	98	—	98	—
Total	$117	$—	$117	$—

	Total Fair Value Measurement December 31, 2009	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts-forwards	$16	$—	$16	$—
Interest rate swaps	10	—	10	—
Total	$26	$—	$26	$—

Liabilities:
Foreign exchange contracts-forwards	$15	$—	$15	$—
Interest rate swaps	9	—	9	—
Total	$24	$—	$24	$—

Summary of Other Assets & Liabilities Not Measured at Fair Value on a Recurring Basis
Summary of Other Financial Assets & Liabilities Not Measured at Fair Value on a Recurring Basis

The estimated fair values of our other financial assets and liabilities not measured at fair value on a recurring basis at December 31, 2010 and 2009 were as follows:

	2010		2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$1,211	$1,211	$3,799	$3,799
Accounts receivable, net	2,826	2,826	1,702	1,702
Short-term debt	1,370	1,396	988	1,004
Long-term debt	7,237	7,742	8,276	8,569
Liability to subsidiary trust issuing preferred securities	650	670	649	663

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Funded status and net amounts recognized
	Pension Benefits		Retiree Health
	2010	2009	2010	2009
Change in Benefit Obligation:
Benefit obligation, January 1	$9,194	$8,495	$1,102	$1,002
Service cost	178	173	8	7
Interest cost	575	508	54	60
Plan participants’ contributions	11	9	26	36
Plan amendments(3)	(19)	4	(86)	1
Actuarial loss (gain)	477	209	13	124
Acquisitions(2)	140	1	1	—
Currency exchange rate changes	(154)	373	6	15
Curtailments	(1)	—	—	—
Benefits paid/settlements	(670)	(578)	(118)	(143)
Benefit obligation, December 31	9,731	9,194	1,006	1,102

Change in Plan Assets:
Fair value of plan assets, January 1	7,561	6,923	—	—
Actual return on plan assets	846	720	—	—
Employer contribution	237	122	92	107
Plan participants’ contributions	11	9	26	36
Acquisitions(3)	107	—	—	—
Currency exchange rate changes	(144)	349	—	—
Benefits paid/settlements	(669)	(578)	(118)	(143)
Other	(9)	16	—	—
Fair value of plan assets, December 31	7,940	7,561	—	—

Net funded status at December 31(1)	$(1,791)	$(1,633)	$(1,006)	$(1,102)

Amounts recognized in the Consolidated Balance Sheets:
Other long-term assets	$92	$155	$—	$—
Accrued compensation and benefit costs	(44)	(47)	(86)	(103)
Pension and other benefit liabilities	(1,839)	(1,741)	—	—
Post-retirement medical benefits	—	—	(920)	(999)
Net Amounts Recognized	$(1,791)	$(1,633)	$(1,006)	$(1,102)

(1)	Includes under-funded and non-funded plans.
(2)	Primarily ACS’s acquired balances.
(3)	Refer to the “Plan Amendment” section for additional information.

Pre-tax amounts recognized in accumulated other comprehensive income (loss)
Benefit plans pre-tax amounts recognized in AOCL:

	Pension Benefits		Retiree Health
	2010	2009	2010	2009
Net actuarial loss (gain)	$1,867	$1,834	$54	$40
Prior service (credit) cost	(167)	(169)	(200)	(144)
Total Pre-tax Loss (Gain)	$1,700	$1,665	$(146)	$(104)

Pension plans with an Accumulated benefit obligation in excess of plan assets
Aggregate information for pension plans with an Accumulated benefit obligation in excess of plan assets is presented below:

	2010	2009
Projected benefit obligation	$5,726	$5,134
Accumulated benefit obligation	5,533	4,864
Fair value of plan assets	3,883	3,697

Components of net periodic benefit cost and other changes in plan assets and benefit obligations
Pension Benefits				Retiree Health
	2010	2009	2008	2010	2009	2008
Components of Net Periodic Benefit Cost:
Service cost	$178	$173	$209	$8	$7	$14
Interest cost (1)	575	508	(5)	54	60	84
Expected return on plan assets (2)	(570)	(523)	(80)	—	—	—
Recognized net actuarial loss	71	25	36	—	—	—
Amortization of prior service credit	(22)	(21)	(20)	(30)	(41)	(21)
Recognized settlement loss	72	70	34	—	—	—
Defined Benefit Plans	304	232	174	32	26	77
Defined contribution plans	51	38	80	—	—	—
Total Net Periodic Benefit Costs	355	270	254	32	26	77

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net actuarial loss (gain) (3)	$198	$8	$1,062	$13	$126	$(244)
Prior service cost (credit) (4)	(19)	—	1	(86)	1	(219)
Amortization of net actuarial (loss) gain	(143)	(95)	(70)	—	—	—
Amortization of prior service (cost) credit	22	21	20	30	41	21
Total Recognized in Other Comprehensive Income	58	(66)	1,013	(43)	168	(442)

Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$413	$204	$1,267	$(11)	$194	$(365)

(1)
Interest cost includes interest expense on non-TRA obligations of  $381,  $390 and  $408 and interest expense (income) directly allocated to TRA participant accounts of  $194,  $118 and  $(413) for the years ended December 31, 2010, 2009 and 2008, respectively.

(2)
Expected return on plan assets includes expected investment income on non-TRA assets of  $376,  $405 and  $493 and actual investment income (expense) on TRA assets of  $194,  $118 and  $(413) for the years ended December 31, 2010, 2009 and 2008, respectively.

(3)
Includes adjustments as a result of the plan amendments as well as the actual valuation results based on January 1, 2010 plan census data for the U.S. and Canadian defined benefit plans and the U.S. retiree medical plan. Refer to the “Plan Amendment” section for additional information.

(4)	Refer to “Plan Amendments” for additional information.

Summary of the components of the Net change in benefit plans included within Other comprehensive income
The following table provides a summary of the components of the Net change in benefit plans included within Other comprehensive income as reported in the Consolidated Statement of Shareholders’ Equity

(Expense)/Benefit	2010	2009	2008
Other changes in plan assets and benefit obligations	$(15)	$(102)	$(571)
Income tax	(12)	61	183
Fuji Xerox changes in defined benefit plans(1)	28	(36)	(75)
Currency, net(2)	22	(90)	175
Other, net	—	(2)	2
Net Change in Benefit Plans	$23	$(169)	$(286)

(1)	Represents our share of Fuji Xerox’s benefit plan changes.
(2)	Represents currency impact on cumulative amount of benefit plan net actuarial losses and prior service credits included in AOCL.

Actual allocation of the fair value of plan assets, by category
The following table presents the defined benefit plans assets measured at fair value at December 31, 2010 and the basis for that measurement:

	Valuation Based On:
Asset Class	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value December 31, 2010	% of Total
Cash and Cash Equivalents	$640	$—	$—	$640	8%
Equity Securities:
U.S. Large Cap	507	54	—	561	7%
U.S. Mid Cap	84	—	—	84	1%
U.S. Small Cap	60	62	—	122	2%
International Developed	1,513	514	—	2,027	26%
Emerging Markets	324	—	—	324	4%
Global Equity	8	25	—	33	—%
Total Equity Securities	2,496	655	—	3,151	40%
Debt Securities:
U.S. Treasury Securities	4	209	—	213	3%
Debt Security Issued by Government Agency	75	1,011	—	1,086	14%
Corporate Bonds	167	1,412	—	1,579	20%
Asset Backed Securities	2	15	—	17	—%
Total Debt Securities	248	2,647	—	2,895	37%
Common/Collective Trust	4	69	—	73	1%
Derivatives:
Interest Rate Contracts	—	123	—	123	2%
Foreign Exchange Contracts	5	(12)	—	(7)	—%
Equity Contracts	—	53	—	53	—%
Credit Contracts	—	—	—	—	—%
Other Contracts	66	3	—	69	1%
Total Derivatives	71	167	—	238	3%
Hedge Funds	—	2	4	6	—%
Real Estate	103	73	275	451	6%
Private Equity/Venture Capital	—	—	308	308	4%
Guaranteed Insurance Contracts	—	—	96	96	1%
Other	7	49	(1)	55	—%
Total Defined Benefit Plans Assets(1)	$3,569	$3,662	$682	$7,913	100%

(1)	Total fair value assets exclude $27 of other net non-financial assets (liabilities) such as due to/from broker, interest receivables and accrued expenses.

The following table presents the defined benefit plans assets measured at fair value at December 31, 2009 and the basis for that measurement:

	Valuation Based On:
Asset Class	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value December 31, 2009	% of Total
Cash and Cash Equivalents	$748	$—	$—	$748	10%
Equity Securities:
U.S. Large Cap	768	46	—	814	11%
U.S. Mid Cap	31	—	—	31	—%
U.S. Small Cap	90	70	—	160	2%
International Developed	1,292	493	—	1,785	24%
Emerging Markets	299	—	—	299	4%
Global Equity	12	—	—	12	—%
Total Equity Securities	2,492	609	—	3,101	41%
Debt Securities:
U.S. Treasury Securities	4	185	—	189	3%
Debt Security Issued by Government Agency	114	798	—	912	12%
Corporate Bonds	145	1,570	—	1,715	23%
Asset Backed Securities	3	23	—	26	—%
Total Debt Securities	266	2,576		2,842	38%
Common/Collective Trust	2	26		28	—%
Derivatives:
Interest Rate Contracts	—	52	—	52	—%
Foreign Exchange Contracts	15	(77)	—	(62)	(1)%
Equity Contracts	—	(24)	—	(24)	—%
Credit Contracts	—	(2)	—	(2)	—%
Other Contracts	—	(6)	—	(6)	—%
Total Derivatives	15	(57)	—	(42)	(1)%
Hedge Funds	—	—	4	4	—%
Real Estate	62	119	237	418	6%
Private Equity/Venture Capital	—	—	286	286	4%
Guaranteed Insurance Contracts	—	—	130	130	2%
Other	8	9	—	17	—%
Total Defined Benefit Plans Assets(1)	$3,593	$3,282	$657	$7,532	100%

(1)	Total fair value assets exclude $29 of other net non-financial assets (liabilities) such as due to/from broker, interest receivables and accrued expenses

Roll-forward of plan assets measured using significant unobservable inputs (Level 3 assets)
The following table represents a roll-forward of the defined benefit plans assets measured using significant unobservable inputs (Level 3 assets):

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Hedge Funds	Real Estate	Private Equity/Venture Capital	Guaranteed Insurance Contracts	Other	Total
December 31, 2008	$3	$279	$331	$104	$—	$717
Net payments, purchases and sales	1	5	16	1	—	23
Net transfers in (out)	—	—	—	16	—	16
Realized gains (losses)	—	—	8	3	(1)	10
Unrealized gains (losses)	—	(66)	(69)	2	1	(132)
Currency translation	—	19	—	4	—	23
December 31, 2009	4	237	286	130	—	657
Net payments, purchases and sales	—	7	(8)	(12)	—	(13)
Net transfers in (out)	—	—	—	1	—	1
Realized gains (losses)	—	5	28	(2)	—	31
Unrealized gains (losses)	—	22	—	(2)	—	20
Currency translation	—	(6)	—	(9)	—	(15)
Other	—	10	1	(9)	(1)	1
December 31, 2010	$4	$275	$307	$97	$(1)	$682

Our pension plan assets and benefit obligations at December 31, 2010 were as follows:

Pension plan assets, benefit obligations, and net funded status
Our pension plan assets and benefit obligations at December 31, 2010 were as follows:

(in billions)	Fair Value of Pension Plan Assets	Pension Benefit Obligations	Net Funded Status
U.S.	$3.2	$4.4	$(1.2)
U.K.	2.9	2.9	—
Canada	0.6	0.8	(0.2)
Other	1.2	1.6	(0.4)
Total	$7.9	$9.7	$(1.8)

Target asset allocations
The target asset allocations for our worldwide plans for 2010 and 2009 were:

	2010	2009
Equity investments	42%	41%
Fixed income investments	45%	45%
Real estate	7%	7%
Private equity	4%	4%
Other	2%	3%
Total Investment Strategy	100%	100%

Estimated future benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the following years:

	Pension Benefits	Retiree Health
2011	$749	$87
2012	647	86
2013	644	85
2014	653	85
2015	668	84
Years 2016-2020	3,473	396

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost
Weighted-average assumptions used to determine benefit obligations at the plan measurement dates:

	Pension Benefits			Retiree Health
	2010	2009	2008	2010		2009		2008
Discount rate	5.2%	5.7%	6.3%	4.9%		5.4%		6.3%
Rate of compensation increase	3.1%	3.6%	3.9%	—	(1)	—	(1)	—	(1)

(1)	Rate of compensation increase is not applicable to the retiree health benefits as compensation levels do not impact earned benefits.

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

	Pension Benefits				Retiree Health
	2011	2010	2009	2008	2011		2010		2009		2008
Discount rate	5.2%	5.7%	6.3%	5.9%	4.9%		5.4%		6.3%		6.2%
Expected return on plan assets	7.2%	7.3%	7.4%	7.6%	—	(1)	—	(1)	—	(1)	—	(1)
Rate of compensation increase	3.1%	3.6%	3.9%	4.1%	—	(2)	—	(2)	—	(2)	—	(2)

(1)	Expected return on plan assets is not applicable to retiree health benefits as these plans are not funded.
(2)	Rate of compensation increase is not applicable to retiree health benefits as compensation levels do not impact earned benefits.

Assumed health care cost trend rates
Assumed health care cost trend rates at December 31,

	2010	2009
Health care cost trend rate assumed for next year	9.0%	9.8%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.9%	4.9%
Year that the rate reaches the ultimate trend rate	2017	2017

Effect of one-percentage-point change in assumed health care cost trend rates
	1% increase		1% decrease
Effect on total service and interest cost components		$6		$(5)
Effect on post-retirement benefit obligation		82		(68)

Income and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Income (loss) before income taxes
Income (loss) before income taxes for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
Domestic income (loss)	$433	$45	$(622)
Foreign income	382	582	543
Income (Loss) Before Income Taxes	$815	$627	$(79)

Provisions (benefits) for income taxes
Provisions (benefits) for income taxes for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
Federal income taxes
Current	$153	$(50)	$(26)
Deferred	(17)	109	(285)
Foreign income taxes
Current	59	84	118
Deferred	8	11	4
State income taxes
Current	46	(2)	1
Deferred	7	—	(43)
Total Provision (Benefits)	$256	$152	$(231)

Effective income tax rate reconciliation
A reconciliation of the U.S. federal statutory income tax rate to the consolidated effective income tax rate for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Nondeductible expenses	6.3	3.2	(19.5)
Effect of tax law changes	(0.2)	—	16.1
Change in valuation allowance for deferred tax assets	2.6	(1.7)	(21.0)
State taxes, net of federal benefit	2.0	(0.2)	36.7
Audit and other tax return adjustments	(4.2)	(8.7)	84.4
Tax-exempt income	(0.4)	(0.5)	8.5
Other foreign, including earnings taxed at different rates	(8.1)	(3.7)	148.9
Other	(1.6)	0.8	3.3
Effective Income Tax Rate	31.4%	24.2%	292.4%

Allocation of income tax expense (benefit)
Total income tax expense (benefit) for the three years ended December 31, 2010 was allocated as follows:

	2010	2009	2008
Pre-tax income	$256	$152	$(231)
Common shareholders’ equity:
Changes in defined benefit plans	12	(61)	(183)
Stock option and incentive plans, net	(6)	21	(2)
Translation adjustments and other	11	(13)	10
Total Income Tax Expense (Benefit)	$273	$99	$(406)

Unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009	2008
Balance at January 1	$148	$170	$303
Additions from acquisitions	46	—	—
Additions related to current year	38	6	12
Additions related to prior years positions	24	27	13
Reductions related to prior years positions	(16)	(33)	(65)
Settlements with taxing authorities (1)	(19)	(7)	(28)
Reductions related to lapse of statute of limitations	(35)	(29)	(45)
Currency	—	14	(20)
Balance at December 31	$186	$148	$170

(1)	Majority of settlements did not result in the utilization of cash.

Deferred income taxes
The tax effects of temporary differences that give rise to significant portions of the deferred taxes at December 31, 2010 and 2009 were as follows:

.	2010	2009
Deferred Tax Assets:
Research and development	$855	$752
Post-retirement medical benefits	373	421
Depreciation	200	246
Net operating losses	634	576
Other operating reserves	172	261
Tax credit carryforwards	409	525
Deferred compensation	340	233
Allowance for doubtful accounts	97	93
Restructuring reserves	78	16
Pension	437	403
Other	156	132
Subtotal	3,751	3,658
Valuation allowance	(735)	(672)
Total	$3,016	$2,986
Deferred Tax Liabilities:
Unearned income and installment sales	$(1,025)	$(996)
Intangibles and goodwill	(1,207)	(154)
Other	(54)	(38)
Total	$(2,286)	$(1,188)

Total Deferred Taxes, Net

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Treasury Stock
The following provides cumulative information relating to our share repurchase programs from their inception in October 2005 through December 31, 2010 (shares in thousands):

Authorized share repurchase	$4,500
Share repurchases	$2,941
Share repurchase fees	$4
Number of shares repurchased	194,093

Changes in Common and Treasury stock
The following table reflects the changes in Common and Treasury stock shares for the three years ended December 31, 2010 (shares in thousand):

	Common Stock Shares	Treasury Stock Shares
Balance at December 31, 2007	919,013	(1,836)
Stock option and incentive plans, net	4,442	—
Acquisition of Treasury stock	—	(56,842)
Cancellation of Treasury stock	(58,678)	58,678
Balance at December 31, 2008	864,777	—
Stock option and incentive plans, net	4,604	—
Balance at December 31, 2009	869,381	—
ACS acquisition (1)	489,802	—
Stock option and incentive plans, net	38,395	—
Balance at December 31, 2010	1,397,578	—

(1)	Refer to Note 3 – Acquisitions for additional information.

Stock-based compensation expense
Stock-based compensation expense for the three years ended December 31, 2010 was as follows:

	2010	2009	2008
Stock-based compensation expense, pre-tax	$123	$85	$85
Income tax benefit recognized in earnings	47	33	33

Restricted stock units (RSUs)
 A summary of the activity for RSUs as of December 31, 2010, 2009 and 2008, and changes during the years then ended, is presented below (shares in thousands):

	2010		2009		2008
Nonvested Restricted Stock Units	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1	25,127	$10.18	14,037	$15.43	11,696	$16.78
Granted	11,845	8.56	15,268	6.69	5,923	13.63
Vested	(3,671)	18.22	(3,764)	15.17	(3,350)	16.92
Cancelled	(870)	10.36	(414)	13.94	(232)	15.98
Outstanding at December 31	32,431	8.68	25,127	10.18	14,037	15.43

At December 31, 2010, the aggregate intrinsic value of RSUs outstanding was  $374. The total intrinsic value and actual tax benefit realized for the tax deductions for vested RSUs for the three years ended December 31, 2010 were as follows:

Vested Restricted Stock Units	2010	2009	2008
Total intrinsic value of vested RSUs	$31	$19	$54
Tax benefit realized for vested RSUs tax deductions	10	6	18

Performance shares (PSs)
A summary of the activity for PSs as of December 31, 2010, 2009 and 2008, and changes during the years then ended, is presented below (shares in thousands):

	2010		2009		2008
Nonvested Performance Shares	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1	4,874	$15.49	7,378	$15.39	6,585	$16.16
Granted	5,364	8.10	718	15.17	3,696	13.67
Vested	(1,566)	18.48	(3,075)	15.17	(2,734)	14.87
Cancelled	(901)	15.51	(147)	15.52	(169)	16.05
Outstanding at December 31	7,771	9.78	4,874	15.49	7,378	15.39

At December 31, 2010, the aggregate intrinsic value of PSs outstanding was  $90. The total intrinsic value of PSs and the actual tax benefit realized for the tax deductions for vested PSs for the three years ended December 31, 2010 was as follows:

Vested Performance Shares	2010	2009	2008
Total intrinsic value of vested PSs	$12	$15	$41
Tax benefit realized for vested PSs tax deductions	5	6	13

Assumptions of ACS Stock Options
Pre-August 2009 Options	August 2009 Options
Strike price	$6.89	$6.33
Expected volatility	37.90%	38.05%
Risk-free interest rate	0.23%	1.96%
Dividend yield	1.97%	1.97%
Expected term	0.75 years	4.2 years

Stock options
The following table provides information relating to the status of, and changes in, outstanding stock options for each of the three years ended December 31, 2010 (stock options in thousands):

	2010		2009		2008
Employee Stock Options	Stock Options	Weighted Average Option Price	Stock Options	Weighted Average Option Price	Stock Options	Weighted Average Option Price
Outstanding at January 1	28,363	$10.13	45,185	$15.49	52,424	$19.73
Granted – ACS acquisition	96,662	6.79	—	—	—	—
Cancelled/Expired	(2,735)	7.33	(16,676)	24.68	(6,559)	50.08
Exercised	(51,252)	6.92	(146)	5.88	(680)	8.89
Outstanding at December 31	71,038	8.00	28,363	10.13	45,185	15.49
Exercisable at December 31	57,985	8.38	28,363	10.13	45,185	15.49

As of December 31, 2010, there was  $35 of total unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized ratably over a remaining weighted-average vesting period of 3 years.

Information relating to options outstanding and exercisable at December 31, 2010 was as follows:

	Options Outstanding	Options Exercisable
Aggregate intrinsic value	$267	$199
Weighted-average remaining contractual life in years	4.42	3.46

The following table provides information relating to stock option exercises for the three years ended December 31, 2010:

	2010	2009	2008
Total intrinsic value of stock options	$155	$—	$4
Cash received	183	1	6
Tax benefit realized for stock option tax deductions	56	—	2

Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Earnings per Share
The following table sets forth the computation of basic and diluted earnings per share of common stock for the three years ended December 31, 2010 (shares in thousands):

	2010	2009	2008
Basic Earnings per Share:
Net income attributable to Xerox	$606	$485	$230
Accrued dividends on preferred stock	(21)	—	—
Adjusted Net Income Available to Common Shareholders	$585	$485	$230
Weighted average common shares outstanding	1,323,431	869,979	885,471
Basic Earnings per Share	$0.44	$0.56	$0.26

Diluted Earnings per Share:
Net income attributable to Xerox	$606	$485	$230
Accrued dividends on Preferred stock	(21)	—	—
Interest on Convertible securities, net	—	1	—
Adjusted Net Income Available to Common Shareholders	$585	$486	$230

Weighted-average common shares outstanding	1,323,431	869,979	885,471
Common shares issuable with respect to:
Stock options	13,497	462	3,885
Restricted stock and performance shares	13,800	7,087	6,186
Convertible securities	—	1,992	—
Adjusted Weighted Average Shares Outstanding	1,350,728	879,520	895,542
Diluted Earnings per Share	$0.43	$0.55	$0.26

Anti-dilutive shares
The following represents shares not included in the computation of diluted earnings per-share because to do so would have been anti-dilutive (shares in thousands):

	2010	2009	2008
Stock options	57,541	27,901	41,300
Restricted stock and performance shares	25,983	22,574	14,969
Convertible preferred stock	26,966	—	—
Convertible securities	1,992	—	1,992
	112,482	50,475	58,261

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Tables	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
VALUATION AND QUALIFYING ACCOUNTS
For the three years ended December 31, 2010

(in millions)	Balance at beginning of period	Additions charged to bad debt provision (1)	Amounts (credited) charged to other income statement accounts (1)	Deductions and other, net of recoveries (2)	Balance at end of period
2010
Allowance for Losses on:
Accounts Receivable	$148	$60	$(14)	$(82)	$112
Finance Receivables	222	128	6	(144)	212
	$370	$188	$(8)	$(226)	$324

2009
Allowance for Losses on:
Accounts Receivable	$131	$114	$(5)	$(92)	$148
Finance Receivables	198	177	3	(156)	222
	$329	$291	$(2)	$(248)	$370

2008
Allowance for Losses on:
Accounts Receivable	$128	$64	$8	$(69)	$131
Finance Receivables	203	124	3	(132)	198
	$331	$188	$11	$(201)	$329

(1)
Bad debt provisions relate to estimated losses due to credit and similar collectability issues. Other charges (credits) relate to adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.

(2)
Deductions and other, net of recoveries primarily relates to receivable write-offs, but also includes the impact of foreign currency translation adjustments and recoveries of previously written off receivables.

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Jan. 31, 2010
Notes to Financial Statements [Abstract]
Xerox Business Description - Revenues		$ 22,000,000,000
Significant charges that require management estimates [Abstract]
Restructuring provisions and asset impairments		483,000,000		(8,000,000)		429,000,000
Provisions for receivables		180,000,000	[1]	289,000,000	[2]	199,000,000	[2]
Provisions for litigation and regulatory matters		(4,000,000)		9,000,000		781,000,000
Provisions for obsolete and excess inventory		31,000,000		52,000,000		115,000,000
Depreciation and obsolescence of equipment on operating leases		313,000,000		329,000,000		298,000,000
Depreciation of buildings and equipment		379,000,000		247,000,000		257,000,000
Amortization of internal use software		70,000,000		53,000,000		56,000,000
Amortization Of Product Software		7,000,000		5,000,000		0
Amortization Of Customer Contracts		12,000,000		0		0
Defined pension benefits - net periodic benefit cost		304,000,000		232,000,000		174,000,000
Other post-retirement benefits - net periodic benefit cost		32,000,000		26,000,000		77,000,000
Deferred tax asset valuation allowance provisions		22,000,000		(11,000,000)		17,000,000
(Credits) Charges to Other Income Statement Accounts, Net		(8,000,000)		(2,000,000)		11,000,000
Amortization for patents included in cost of sales		4,000,000		4,000,000		4,000,000
Deferred contract origination costs [Abstract]
Amortization period of customer-related deferred set-up/transition and inducement costs, weighted average (in years)		approximately 8 years
Percentage of completion accounting [Abstract]
Revenue Recognized Using Percentage Of Completion Method		270,000,000
Bundled lease arrangements [Abstract]
Percentage of equipment sales revenue related to sales made under bundled lease arrangements (in hundredths)		4000.00%
Restricted cash and investments [Abstract]
Tax and other litigation deposits in Brazil		276,000,000		240,000,000
Escrow and cash collections related to receivable sales and secured borrowing arrangements		88,000,000		29,000,000
Other restricted cash		7,000,000		20,000,000
Total Restricted Cash and Investments		371,000,000		289,000,000
Internal use software [Abstract]
Internal use software, useful life, minimum (in years)		three
Internal use software, useful life, maximum (in years)		ten
Product Software [Abstract]
Product Software Useful Life Minimum (in years)		three
Product Software Useful Life Maximum (in years)		ten
Additions to [Abstract]
Internal use software, additions		164,000,000		98,000,000		129,000,000
Product software, additions		70,000,000		1,000,000		1,000,000
Capitalized costs, net [Abstract]
Internal use software, capitalized costs		468,000,000		354,000,000
Product software, capitalized costs		145,000,000		10,000,000
Research, development and engineering expense [Abstract]
R&D		653,000,000		713,000,000		750,000,000
Sustaining engineering		128,000,000		127,000,000		134,000,000
Total RD&E Expense		781,000,000		840,000,000		884,000,000
Foreign currency translation and re-measurement [Abstract]
Foreign currency losses		11,000,000		26,000,000		34,000,000
Bolivar to US Dollar rate - January 2010 (in bolivars)								4.3
Venezuelan devaluation currency loss	21,000,000
Average Bolivar to US Dollar Rate (in bolivars)		5.77
Percent of revenues from Venezuela (in hundredths)		50.00%
Accumulated other comprehensive loss (AOCL) [Abstract]
Cumulative translation adjustments		(835,000,000)		(800,000,000)		(1,395,000,000)
Benefit plans net actuarial losses and prior service credits (1)		(1,167,000,000)	[3]	(1,190,000,000)	[3]	(1,021,000,000)	[3]
Other unrealized (losses) gains, net		14,000,000		2,000,000		0
Total Accumulated Other Comprehensive Loss		$ (1,988,000,000)		$ (1,988,000,000)		$ (2,416,000,000)

[1]	(1) Bad debt provisions relate to estimated losses due to credit and similar collectability issues. Other charges (credits) relate to adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.
[2]	(2) Includes amortization of $4 for patents, which is included in cost of sales for each period presented.
[3]	(1) (2) Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations. Includes developing market countries and smaller units.

Segment Reporting (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Revenues	$ 20,973	[1]	$ 14,466	[1]	$ 16,810	[1]
Finance income	660		713		798
Total Revenues	21,633		15,179		17,608
Interest expense	592	[1]	527	[1]	567	[1]
Segment profit (loss)	3,750	[2]	1,676	[2]	2,690	[2]
Equity in net income of unconsolidated affiliates	78		41		113
Reconciliation of segment profit to pre-tax income (loss) [Abstract]
Total Segment profit	3,750	[2]	1,676	[2]	2,690	[2]
Reconciling Items:
Litigation cost for court approved settlement					(670)
Probable loss related to Brazil labor related contingencies					36
Entity-Wide Information, Revenues and long lived assets [Line Items]
Revenues	21,633		15,179		17,608
Long lived assets	2,814	[3]	2,224	[3]	2,314	[3]
Technology [Member]
Segment Reporting Information [Line Items]
Revenues	9,790	[1]	9,470	[1]	11,041	[1]
Finance income	559	[1]	597	[1]	673	[1]
Total Revenues	10,349	[1]	10,067	[1]	11,714	[1]
Interest expense	212	[1]	229	[1]	293	[1]
Segment profit (loss)	1,085	[2]	949	[2]	1,288	[2]
Equity in net income of unconsolidated affiliates	62	[1]	33	[1]	90	[1]
Reconciliation of segment profit to pre-tax income (loss) [Abstract]
Total Segment profit	1,085	[2]	949	[2]	1,288	[2]
Entity-Wide Information, Revenues and long lived assets [Line Items]
Revenues	10,349	[1]	10,067	[1]	11,714	[1]
Services [Member]
Segment Reporting Information [Line Items]
Revenues	9,548	[1]	3,373	[1]	3,718	[1]
Finance income	89	[1]	103	[1]	110	[1]
Total Revenues	9,637	[1]	3,476	[1]	3,828	[1]
Interest expense	28	[1]	36	[1]	5	[1]
Segment profit (loss)	1,132	[2]	231	[2]	302	[2]
Equity in net income of unconsolidated affiliates	16	[1]	8	[1]	23	[1]
Reconciliation of segment profit to pre-tax income (loss) [Abstract]
Total Segment profit	1,132	[2]	231	[2]	302	[2]
Entity-Wide Information, Revenues and long lived assets [Line Items]
Revenues	9,637	[1]	3,476	[1]	3,828	[1]
Other [Member]
Segment Reporting Information [Line Items]
Revenues	1,635	[1]	1,623	[1]	2,051	[1]
Finance income	12	[1]	13	[1]	15	[1]
Total Revenues	1,647	[1]	1,636	[1]	2,066	[1]
Interest expense	352	[1]	262	[1]	269	[1]
Segment profit (loss)	(342)	[2]	(342)	[2]	(245)	[2]
Equity in net income of unconsolidated affiliates	0	[1]	0	[1]	0	[1]
Reconciliation of segment profit to pre-tax income (loss) [Abstract]
Total Segment profit	(342)	[2]	(342)	[2]	(245)	[2]
Entity-Wide Information, Revenues and long lived assets [Line Items]
Revenues	1,647	[1]	1,636	[1]	2,066	[1]
Restructuring and asset impairment charges [Member]
Reconciling Items:
Reconciling Items	(483)		8		(429)
Restructuring Charges of Fuji Xerox [Member]
Reconciling Items:
Reconciling Items	(38)		(46)		(16)
Acquisition-related costs [Member]
Reconciling Items:
Reconciling Items	(77)		(72)		0
Amortization of intangible assets [Member]
Reconciling Items:
Reconciling Items	(312)		(60)		(54)
Venezuelan devaluation costs [Member]
Reconciling Items:
Reconciling Items	(21)		0		0
Litigation matters [Member]
Reconciling Items:
Reconciling Items	0	[4]	0	[4]	(774)	[4]
Equipment writeoff [Member]
Reconciling Items:
Reconciling Items	0		0		(38)
ACS shareholders litigation settlements [Member]
Reconciling Items:
Reconciling Items	(36)		0		0
Equity in net (income) loss of unconsolidated affiliates [Member]
Reconciling Items:
Reconciling Items	(78)		(41)		(113)
United States [Member]
Segment Reporting Information [Line Items]
Total Revenues	13,801		8,156		9,122
Entity-Wide Information, Revenues and long lived assets [Line Items]
Revenues	13,801		8,156		9,122
Long lived assets	1,764	[3]	1,245	[3]	1,386	[3]
Europe [Member]
Segment Reporting Information [Line Items]
Total Revenues	5,332		4,971		6,011
Entity-Wide Information, Revenues and long lived assets [Line Items]
Revenues	5,332		4,971		6,011
Long lived assets	741	[3]	717	[3]	680	[3]
Other Areas [Member]
Segment Reporting Information [Line Items]
Total Revenues	2,500		2,052		2,475
Entity-Wide Information, Revenues and long lived assets [Line Items]
Revenues	2,500		2,052		2,475
Long lived assets	$ 309	[3]	$ 262	[3]	$ 248	[3]

[1]	(1) Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.
[2]	(1) (2) Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer. Depreciation and amortization expense, which is recorded in cost of sales, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.
[3]	(1) Long-lived assets are comprised of (i) land, buildings and equipment, net, (ii) equipment on operating leases, net, (iii) internal use software, net and (iv) product software, net.
[4]	(1) The 2008 provision for litigation represents $670 for the Carlson v. Xerox Corporation court approved settlement, as well as provisions for other litigation matters including $36 for the probable loss related to the Brazil labor related contingencies.

Acquisitions (Details)	12 Months Ended									12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ( $)	Nov. 30, 2010 ACS [Member] Spur Information Solutions [Member] USD ( $)	Oct. 30, 2010 ACS [Member] TMS [Member] USD ( $)	Jul. 31, 2010 ACS [Member] EHRO [Member] USD ( $)	Sep. 30, 2010 GIS [Member] Georgia Duplicating Products [Member] USD ( $)	Feb. 28, 2009 GIS [Member] ComDoc [Member] USD ( $)	Dec. 31, 2009 GIS [Member] Other acquisition [Member] USD ( $)	Dec. 31, 2008 GIS [Member] Other acquisition [Member] USD ( $)	Dec. 31, 2008 GIS [Member] Saxon Business Systems [Member] USD ( $)	Dec. 31, 2010 Affiliated Computer Services, Inc. [Member] USD ( $)	Dec. 31, 2009 Affiliated Computer Services, Inc. [Member] USD ( $)	Feb. 05, 2010 Affiliated Computer Services, Inc. [Member] USD ( $)	Dec. 31, 2010 Affiliated Computer Services, Inc. [Member] Customer Relationships/Contracts [Member]	Feb. 05, 2010 Affiliated Computer Services, Inc. [Member] Customer Relationships/Contracts [Member] USD ( $)	Dec. 31, 2010 Affiliated Computer Services, Inc. [Member] ACS Tradename [Member]	Feb. 05, 2010 Affiliated Computer Services, Inc. [Member] ACS Tradename [Member] USD ( $)	Feb. 05, 2010 Affiliated Computer Services, Inc. [Member] Buck Tradename [Member] USD ( $)		Feb. 05, 2010 Affiliated Computer Services, Inc. [Member] Title Plant [Member] USD ( $)		Jan. 31, 2010 IBS [Member] USD ( $)	Dec. 31, 2008 Veenman BV [Member] USD ( $)	Dec. 31, 2008 Veenman BV [Member] EUR ( €)
Business Acquisition [Line Items]
Date of acquisition										February 5, 2010
Aggregate acquisition cost		$ 12,000,000	$ 48,000,000			$ 145,000,000	$ 18,000,000	$ 17,000,000	$ 69,000,000			$ 6,512,000,000									$ 29,000,000	$ 69,000,000	€ 44,000,000
Cash paid, net of cash acquired				125,000,000	21,000,000
ACS Revenues											6,600,000,000
Acquisition Right - Stock (in shares)												4.935
Acquisition Right - Cash (in dollars per share)												$ 18.6
Acquisition Right, Total (in dollars per share)												$ 60.4
Aggregate Equity and Cash Consideration for ACS Common Shares Outstanding												6,000,000,000
Market Value Xerox Common Stock on Acquisition Date (in dollars per share)												$ 8.47
Xerox Common Stock Issued (in shares)												489,802,000
Book Value of Convertible Preferred Stock Issued												300,000,000
Fair Value of Convertible Preferred Stock Issued												349,000,000
Xerox Common Shares Exchanged for ACS Option (in shares)												7.085289
Aggregate Xerox Common Shares Exchanged for ACS Options (in shares)												96,662,000
Weighted-Average Exercise Price per Share of Options (in dollars per share)												$ 6.79
Total Estimated Fair Value of Xerox Shares Issued in Exchange for ACS Options												222,000,000
Fair Value of Options Vested and Amortized												168,000,000
Fair Value of Options Not Vested, Yet to be Amortized												54,000,000
Remaining Vesting Period of Options Issued (in years)												3.9
Conversion Calculation [Abstract]
ACS Class A share outstanding as of the acquisition date (in shares)												92,700,000
ACS Class B share outstanding as of the acquisition date (in shares)												6,600,000
Total ACS Shares Outstanding (in shares)												99,300,000
Xerox stock price as of the acquisition date (in dollars per share)												$ 8.47
Multiplied by the exchange ratio (in shares)												4.935
Equity Consideration per Common Share Outstanding (in dollars per share)												$ 41.8
Cash Consideration per Common Share Outstanding (in dollars per share)												$ 18.6
ACS stock options exchanged for a Xerox stock equivalent (in shares)												13,600,000
Multiplied by the option exchange ratio (in shares)												7.085289
Total Xerox Equivalent Stock Options (in shares)												96,700,000
Estimated Fair Value [Abstract]
Equity Consideration, Xerox common stock												4,149,000,000
Cash Consideration												1,846,000,000
Total Xerox Equivalent Stock Options												168,000,000
Xerox Preferred Stock Issued to ACS Class B Shareholder												349,000,000
Total Fair Value of Consideration Transferred		12,000,000	48,000,000			145,000,000	18,000,000	17,000,000	69,000,000			6,512,000,000									29,000,000	69,000,000	44,000,000
Assets
Cash and cash equivalents												351,000,000
Accounts receivable												1,344,000,000
Other current assets												389,000,000
Land, buildings and equipment												416,000,000
Intangible assets												3,035,000,000		2,920,000,000		100,000,000	10,000,000	[1]	5,000,000	[2]
Goodwill												5,127,000,000
Other long-term assets												258,000,000
Estimated Useful Life (in years)													11.6		4
Liabilities
Other current liabilities												645,000,000
Deferred revenue												161,000,000
Deferred tax liability												990,000,000
Debt												2,310,000,000
Pension liabilities												39,000,000
Other long-term liabilities												263,000,000
Net Assets Acquired												6,512,000,000
Deferred revenue revaluation adjustment for services already rendered, total												133,000,000
Deferred revenue revaluation adjustment for services already rendered, current portion												53,000,000
Deferred revenue revaluation adjustment for services already rendered, long-term portion												80,000,000
Deferred revenue revaluation adjustment for services yet to be rendered, total												161,000,000
Deferred revenue revaluation adjustment for services yet to be rendered, current portion												145,000,000
Deferred revenue revaluation adjustment for services yet to be rendered, long-term portion												16,000,000
Deferred Taxes Provided by Acquiring Company												48,000,000
ACS Debt Assumed and Repaid												1,700,000,000
Debt Assumed from Acquired Company in Acquisition [Abstract]
4.70% Senior Notes due June 2010												250,000,000
5.20% Senior Notes due June 2015												250,000,000
Capital lease obligations and other debt												64,000,000
Principal debt balance												564,000,000
Fair value adjustments												13,000,000
Total ACS Debt Assumed and Not Repaid												577,000,000
Fair Value of ACS Benefit Plans [Abstract]
Projected benefit obligation												142,000,000
Fair value of plan assets												111,000,000
Net Unfunded Status												(31,000,000)
ACS Pension Assets and Liabilities Recognized in the Balance Sheet [Abstract]
Other long-term assets												8,000,000
Pension liabilities												(39,000,000)
Net Amount Recognized												(31,000,000)
ACS Benefit Plans' Weighted Average Assumptions [Abstract]
Discount rate (in hundredths)												5.70%
Expected rate of return on plan assets (in hundredths)												6.90%
Rate of compensation increase (in hundredths)												3.90%
Change-in-control liabilities, total												95,000,000
Change-in-control liabilities, current												15,000,000
Change-in-control liabilities, long-term												80,000,000
ACS's outstanding contingent consideration obligations												46,000,000
ACS's estimated fair value of outstanding contingent consideration obligations												11,000,000
Contingent Consideration Payments										8,000,000
Outstanding contingent obligations										5,000,000
Tax Deductible Goodwill												2,300,000,000
Pro-forma Financial Data [Abstract]
Revenue										22,252,000,000	21,781,000,000
Pro-forma net income-Xerox										592,000,000	795,000,000
Pro-forma basic earnings per-share (in dollars per share)										$ 0.41	$ 0.57
Pro-forma diluted earnings per-share (in dollars per share)										$ 0.41	$ 0.56
Purchase price allocation [Abstract]
Purchase price allocated to customer relationships				32,000,000
Purchase price allocated to software				8,000,000
Purchase price allocated to goodwill				77,000,000
Aggregate Revenues From Acquisitions That Contributed To Total Revenues Excluding ACS	$ 140,000,000

[1]	(1) Determined to be an indefinite-lived asset.
[2]	(2) Title plant is not subject to depreciation or charged to earnings based on ASC Topic 950 - Financial Services - Title Plant, unless circumstances indicate that the carrying amount of the title plant has been impaired.

Receivables, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Accounts receivable, net [Abstract]
Amounts billed or billable	$ 2,491		$ 1,850
Unbilled amounts	447		0
Allowance for doubtful accounts	112		148
Accounts Receivable, net	2,826		1,702
Billable amounts to be invoiced in the subsequent month for current services provided	1,066		603
Finance receivables [Abstract]
Gross receivables	7,914		8,427
Unearned income	(1,093)		(1,197)
Subtotal	6,887		7,230
Residual values	11		19
Allowance for doubtful accounts	0		0		(198)
Finance receivables, net	6,620		7,027
Less: Billed portion of finance receivables, net	15		(226)
Less: Current portion of finance receivables not billed, net	(2,287)		(2,396)
Finance Receivables Due After One Year, net	4,135		4,405
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	15		(226)
2011	2,978
2012	2,178
2013	1,527
2014	862
2015	330
Thereafter	39
Total	7,914		8,427
Allowance for doubtful accounts [Abstract]
Allowance for doubtful accounts receivables	112		148
Allowance for doubtful finance receivables	0		0		198
Average maturity of underlying lease portfolio, low range (in years)	2Y
Average maturity of underlying lease portfolio, high range (in years)	3Y
Allowance for Credit Losses:
Beginning balance	0		198
Provision	128		177
Charge-offs	140		171
Recoveries and Other	2	[1]	18	[1]
Ending balance	0		0		198
Gross earned receivables	6,887		7,230
Credit Quality Indicators [Abstract]
Loss rates of customers with investment grade credit quality (in hundredths)	99.00%
Loss rates of customers with non investment grade credit quality, low range (in hundredths)	200.00%
Loss rates of customers with non investment grade credit quality, high range (in hundredths)	400.00%
Minimum loss rates of customers with substandard/doubtful credit quality (in hundredths)	1000.00%
Credit quality indicators for Finance receivables:
Investment grade	3,320
Non Investment grade	2,577
Substandard/Doubtful	924
Total Finance Receivables	6,887		7,230
Aging of billed Finance receivables:
Current	147
31-90 Days	37
Greater than 90 Days	29
Total Billed Finance Receivables	15		(226)
Unbilled Finance Receivables	6,608
Total Finance Receivables	6,887		7,230
Finance Receivables Greater Than 90 Days and Accruing	286
Accounts Receivable Sales Arrangements [Abstract]
Maximum due date (in days) of short-term trade receivables sold to third-parties	less than 60 days
Deferred proceeds receivables from sales of accounts receivables	90		0
Schedule Of Accounts Receivable Sales [Abstract]
Accounts receivable sales	2,374		1,566		717
Deferred proceeds	307		0		0
Fees associated with sales	15		13		4
Estimated increase (decrease) on operating cash flows	106	[2]	309	[2]	51	[2]
Finance and Other Services [Member] | United States finance receivables [Member]
Finance receivables [Abstract]
Subtotal	951
Less: Billed portion of finance receivables, net	30
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	30
Allowance for Credit Losses:
Gross earned receivables	951
Credit quality indicators for Finance receivables:
Investment grade	360
Non Investment grade	401
Substandard/Doubtful	190
Total Finance Receivables	951
Aging of billed Finance receivables:
Current	23
31-90 Days	5
Greater than 90 Days	2
Total Billed Finance Receivables	30
Unbilled Finance Receivables	921
Total Finance Receivables	951
Finance Receivables Greater Than 90 Days and Accruing	23
Government and Education [Member] | United States finance receivables [Member]
Finance receivables [Abstract]
Subtotal	877
Less: Billed portion of finance receivables, net	35
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	35
Allowance for Credit Losses:
Gross earned receivables	877
Credit quality indicators for Finance receivables:
Investment grade	849
Non Investment grade	21
Substandard/Doubtful	7
Total Finance Receivables	877
Aging of billed Finance receivables:
Current	26
31-90 Days	6
Greater than 90 Days	3
Total Billed Finance Receivables	35
Unbilled Finance Receivables	842
Total Finance Receivables	877
Finance Receivables Greater Than 90 Days and Accruing	40
Graphic Arts [Member] | United States finance receivables [Member]
Finance receivables [Abstract]
Less: Billed portion of finance receivables, net	25
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	25
Credit quality indicators for Finance receivables:
Investment grade	147
Non Investment grade	217
Substandard/Doubtful	156
Aging of billed Finance receivables:
Current	21
31-90 Days	3
Greater than 90 Days	1
Total Billed Finance Receivables	25
Unbilled Finance Receivables	495
Finance Receivables Greater Than 90 Days and Accruing	16
Industrial [Member] | United States finance receivables [Member]
Finance receivables [Abstract]
Less: Billed portion of finance receivables, net	14
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	14
Credit quality indicators for Finance receivables:
Investment grade	206
Non Investment grade	91
Substandard/Doubtful	38
Aging of billed Finance receivables:
Current	11
31-90 Days	2
Greater than 90 Days	1
Total Billed Finance Receivables	14
Unbilled Finance Receivables	321
Finance Receivables Greater Than 90 Days and Accruing	10
Healthcare [Member] | United States finance receivables [Member]
Finance receivables [Abstract]
Less: Billed portion of finance receivables, net	9
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	9
Credit quality indicators for Finance receivables:
Investment grade	134
Non Investment grade	48
Substandard/Doubtful	32
Aging of billed Finance receivables:
Current	6
31-90 Days	2
Greater than 90 Days	1
Total Billed Finance Receivables	9
Unbilled Finance Receivables	205
Finance Receivables Greater Than 90 Days and Accruing	9
Other services [Member] | United States finance receivables [Member]
Finance receivables [Abstract]
Less: Billed portion of finance receivables, net	10
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	10
Credit quality indicators for Finance receivables:
Investment grade	102
Non Investment grade	109
Substandard/Doubtful	69
Aging of billed Finance receivables:
Current	8
31-90 Days	2
Greater than 90 Days	0
Total Billed Finance Receivables	10
Unbilled Finance Receivables	270
Finance Receivables Greater Than 90 Days and Accruing	8
United States finance receivables [Member]
Finance receivables [Abstract]
Subtotal	3,177		3,474
Allowance for doubtful accounts	(91)		(99)
Less: Billed portion of finance receivables, net	123
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	123
Allowance for doubtful accounts [Abstract]
Allowance for doubtful finance receivables	91		99
Allowance for Credit Losses:
Beginning balance	99		93
Provision	47		77
Charge-offs	58		79
Recoveries and Other	3	[1]	8	[1]
Ending balance	91		99
Gross earned receivables	3,177		3,474
Credit quality indicators for Finance receivables:
Investment grade	1,798
Non Investment grade	887
Substandard/Doubtful	492
Total Finance Receivables	3,177		3,474
Aging of billed Finance receivables:
Current	95
31-90 Days	20
Greater than 90 Days	8
Total Billed Finance Receivables	123
Unbilled Finance Receivables	3,054
Total Finance Receivables	3,177		3,474
Finance Receivables Greater Than 90 Days and Accruing	106
Finance and Other Services [Member] | Canada finance receivables [Member]
Finance receivables [Abstract]
Subtotal	148
Allowance for Credit Losses:
Gross earned receivables	148
Credit quality indicators for Finance receivables:
Investment grade	150
Non Investment grade	127
Substandard/Doubtful	56
Total Finance Receivables	148
Aging of billed Finance receivables:
Total Finance Receivables	148
Government and Education [Member] | Canada finance receivables [Member]
Finance receivables [Abstract]
Subtotal	142
Allowance for Credit Losses:
Gross earned receivables	142
Credit quality indicators for Finance receivables:
Investment grade	127
Non Investment grade	12
Substandard/Doubtful	3
Total Finance Receivables	142
Aging of billed Finance receivables:
Total Finance Receivables	142
Graphic Arts [Member] | Canada finance receivables [Member]
Finance receivables [Abstract]
Subtotal	115
Allowance for Credit Losses:
Gross earned receivables	115
Credit quality indicators for Finance receivables:
Investment grade	32
Non Investment grade	35
Substandard/Doubtful	48
Total Finance Receivables	115
Aging of billed Finance receivables:
Total Finance Receivables	115
Industrial [Member] | Canada finance receivables [Member]
Finance receivables [Abstract]
Subtotal	134
Allowance for Credit Losses:
Gross earned receivables	134
Credit quality indicators for Finance receivables:
Investment grade	57
Non Investment grade	47
Substandard/Doubtful	30
Total Finance Receivables	134
Aging of billed Finance receivables:
Total Finance Receivables	134
Other services [Member] | Canada finance receivables [Member]
Credit quality indicators for Finance receivables:
Investment grade	88
Non Investment grade	47
Substandard/Doubtful	13
Canada finance receivables [Member]
Finance receivables [Abstract]
Subtotal	872		873
Allowance for doubtful accounts	(37)		(33)
Less: Billed portion of finance receivables, net	7
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	7
Allowance for doubtful accounts [Abstract]
Allowance for doubtful finance receivables	37		33
Allowance for Credit Losses:
Beginning balance	33		24
Provision	22		21
Charge-offs	23		19
Recoveries and Other	5	[1]	7	[1]
Ending balance	37		33
Gross earned receivables	872		873
Credit quality indicators for Finance receivables:
Investment grade	454
Non Investment grade	268
Substandard/Doubtful	150
Total Finance Receivables	872		873
Aging of billed Finance receivables:
Current	3
31-90 Days	3
Greater than 90 Days	1
Total Billed Finance Receivables	7
Unbilled Finance Receivables	865
Total Finance Receivables	872		873
Finance Receivables Greater Than 90 Days and Accruing	28
Europe finance receivables [Member]
Finance receivables [Abstract]
Subtotal	2,706		2,832
Allowance for doubtful accounts	(81)		(87)
Less: Billed portion of finance receivables, net	81
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	81
Allowance for doubtful accounts [Abstract]
Allowance for doubtful finance receivables	81		87
Allowance for Credit Losses:
Beginning balance	87		78
Provision	59		78
Charge-offs	59		73
Recoveries and Other	(6)	[1]	4	[1]
Ending balance	81		87
Gross earned receivables	2,706		2,832
Credit quality indicators for Finance receivables:
Investment grade	1,035
Non Investment grade	1,389
Substandard/Doubtful	282
Total Finance Receivables	2,706		2,832
Aging of billed Finance receivables:
Current	47
31-90 Days	14
Greater than 90 Days	20
Total Billed Finance Receivables	81
Unbilled Finance Receivables	2,625
Total Finance Receivables	2,706		2,832
Finance Receivables Greater Than 90 Days and Accruing	152
Europe finance receivables - France [Member]
Finance receivables [Abstract]
Less: Billed portion of finance receivables, net	2
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	2
Credit quality indicators for Finance receivables:
Investment grade	219
Non Investment grade	374
Substandard/Doubtful	82
Aging of billed Finance receivables:
Current	1
31-90 Days	1
Greater than 90 Days	0
Total Billed Finance Receivables	2
Unbilled Finance Receivables	673
Finance Receivables Greater Than 90 Days and Accruing	5
Europe finance receivables - UK/Ireland [Member]
Finance receivables [Abstract]
Less: Billed portion of finance receivables, net	6
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	6
Credit quality indicators for Finance receivables:
Investment grade	206
Non Investment grade	164
Substandard/Doubtful	51
Aging of billed Finance receivables:
Current	4
31-90 Days	1
Greater than 90 Days	1
Total Billed Finance Receivables	6
Unbilled Finance Receivables	415
Finance Receivables Greater Than 90 Days and Accruing	7
Europe finance receivables - Central [Member]
Finance receivables [Abstract]
Subtotal	913	[3]
Less: Billed portion of finance receivables, net	15
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	15
Allowance for Credit Losses:
Gross earned receivables	913	[3]
Credit quality indicators for Finance receivables:
Investment grade	297	[3]
Non Investment grade	551	[3]
Substandard/Doubtful	65	[3]
Total Finance Receivables	913	[3]
Aging of billed Finance receivables:
Current	9
31-90 Days	2
Greater than 90 Days	4
Total Billed Finance Receivables	15
Unbilled Finance Receivables	898
Total Finance Receivables	913	[3]
Finance Receivables Greater Than 90 Days and Accruing	39
Europe finance receivables - Southern [Member]
Finance receivables [Abstract]
Subtotal	581	[4]
Less: Billed portion of finance receivables, net	57
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	57
Allowance for Credit Losses:
Gross earned receivables	581	[4]
Credit quality indicators for Finance receivables:
Investment grade	263	[4]
Non Investment grade	237	[4]
Substandard/Doubtful	81	[4]
Total Finance Receivables	581	[4]
Aging of billed Finance receivables:
Current	32
31-90 Days	10
Greater than 90 Days	15
Total Billed Finance Receivables	57
Unbilled Finance Receivables	524
Total Finance Receivables	581	[4]
Finance Receivables Greater Than 90 Days and Accruing	99
Europe finance receivables - Nordics [Member]
Finance receivables [Abstract]
Subtotal	116	[5]
Less: Billed portion of finance receivables, net	1
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	1
Allowance for Credit Losses:
Gross earned receivables	116	[5]
Credit quality indicators for Finance receivables:
Investment grade	50	[5]
Non Investment grade	63	[5]
Substandard/Doubtful	3	[5]
Total Finance Receivables	116	[5]
Aging of billed Finance receivables:
Current	1
31-90 Days	0
Greater than 90 Days	0
Total Billed Finance Receivables	1
Unbilled Finance Receivables	115
Total Finance Receivables	116	[5]
Finance Receivables Greater Than 90 Days and Accruing	2
Other countries finance receivables [Member]
Finance receivables [Abstract]
Subtotal	66		51
Allowance for doubtful accounts	(3)	[6]	(3)	[6]
Less: Billed portion of finance receivables, net	2
Contractual maturities of gross finance receivables [Abstract]
Billed portion of finance receivables, net	2
Allowance for doubtful accounts [Abstract]
Allowance for doubtful finance receivables	3	[6]	3	[6]
Allowance for Credit Losses:
Beginning balance	3	[6]	3	[6]
Provision	0	[6]	1	[6]
Charge-offs	0	[6]	0	[6]
Recoveries and Other	0	[7]	(1)	[7]
Ending balance	3	[6]	3	[6]
Gross earned receivables	66		51
Credit quality indicators for Finance receivables:
Investment grade	33
Non Investment grade	33
Substandard/Doubtful	0
Total Finance Receivables	66		51
Aging of billed Finance receivables:
Current	2
31-90 Days	0
Greater than 90 Days	0
Total Billed Finance Receivables	2
Unbilled Finance Receivables	64
Total Finance Receivables	66		51
Finance Receivables Greater Than 90 Days and Accruing	$ 0

[1]	(2) Includes developing market countries and smaller units.
[2]	(2) Primarily ACS's acquired balances.
[3]	(3) Sweden, Norway, Denmark, Finland.
[4]	(1) Represents the difference between current and prior year fourth quarter accounts receivable sales adjusted for the effects of: (i) the deferred proceeds, (ii) collections prior to the end of the year and (iii) currency.
[5]	(1) Includes under-funded and non-funded plans.
[6]	(2) Italy, Greece, Spain, Portugal.
[7]	(1) Switzerland, Germany, Austria, Belgium, Holland.

Inventories and Equipment on Operating Leases, Net (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Inventories, net [Abstract]
Finished goods	$ 858	$ 772
Work-in-process	46	43
Raw materials	87	85
Total Inventories	991	900
Inventory write-down charges	31	52	115
Equipment on operating leases, net [Abstract]
Equipment on Operating Leases, net	530	551
Equipment on operating leases depreciable lives, minimum (in years)	3Y
Equipment on operating leases depreciable lives, maximum (in years)	4Y
Depreciation and obsolescence expense for equipment on operating leases	313	329	298
Equipment operating lease term, minimum (in months)	12M
Equipment operating lease term, maximum (in months)	36M
Scheduled minimum future rental revenues on operating leases [Abstract]
2011	389
2012	279
2013	180
2014	87
2015	41
Thereafter	14
Total contingent rentals on operating leases, consisting principally of usage charges in excess of minimum contracted amounts	133	125	117
Equipment Subject to Operating Lease [Member]
Equipment on operating leases, net [Abstract]
Equipment on operating leases	1,561	1,583
Accumulated depreciation	$ 1,031	$ 1,032

Land, Buildings and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Land, buildings and equipment, net [Abstract]
Subtotal	$ 4,746		$ 4,378
Accumulated depreciation	(3,075)		(3,069)
Land, buildings and equipment, net	1,671		1,309
Depreciation expense and operating lease rent expense [Abstract]
Depreciation expense	379		247		257
Operating lease rent expense (1)	632	[1]	267	[1]	252	[1]
Future minimum operating lease commitments [Abstract]
2011	669
2012	486
2013	337
2014	171
2015	118
Thereafter	106
Payments to HPES, primarily recorded in selling, administrative and general expenses	98		198		279
Payments for information management services, primarily recorded in selling, administrative and general expenses	44		26
Land [Member]
Land, buildings and equipment, net [Abstract]
Estimated useful lives (years), minimum			0
Estimated useful lives (years), maximum			0
Subtotal	63		45
Buildings and building equipment [Member]
Land, buildings and equipment, net [Abstract]
Estimated useful lives (years), minimum			25
Estimated useful lives (years), maximum			50
Subtotal	1,133		1,192
Leasehold improvements [Member]
Land, buildings and equipment, net [Abstract]
Estimated useful lives (years), description	Varies
Subtotal	455		328
Plant machinery [Member]
Land, buildings and equipment, net [Abstract]
Estimated useful lives (years), minimum			5
Estimated useful lives (years), maximum			12
Subtotal	1,607		1,686
Office Furniture And Equipment [Member]
Land, buildings and equipment, net [Abstract]
Estimated useful lives (years), minimum			3
Estimated useful lives (years), maximum			15
Subtotal	1,306		994
Other [Member]
Land, buildings and equipment, net [Abstract]
Estimated useful lives (years), minimum			4
Estimated useful lives (years), maximum			20
Subtotal	115		100
Construction in progress [Member]
Land, buildings and equipment, net [Abstract]
Estimated useful lives (years), minimum			0
Estimated useful lives (years), maximum			0
Subtotal	$ 67		$ 33

[1]	(1) We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases.

Investments in Affiliates, at Equity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Equity Method Investments [Line Items]
Investments in Affiliates, at Equity	$ 1,291	$ 1,056
Total Equity in Net Income of Unconsolidated Affiliates	78	41	113
Summary of Operations
Revenues	11,276	9,998	11,190
Costs and expenses	10,659	9,781	10,451
Income before income taxes	617	217	739
Income tax expense	291	67	287
Net Income	326	150	452
Less: Net income - noncontrolling interests	5	1	7
Net Income - Fuji Xerox	321	149	445
Assets:
Current assets	4,884	4,111	4,734
Long-term assets	5,978	5,457	5,470
Total Assets	10,862	9,568	10,204
Liabilities and Equity:
Current liabilities	3,534	2,643	3,534
Long-term debt	1,260	1,368	996
Other long-term liabilities	707	1,104	1,095
Noncontrolling interests	22	19	23
Fuji Xerox Shareholders' equity	5,339	4,434	4,556
Total Liabilities and Equity	10,862	9,568	10,204
Yen/U.S. Dollar exchange rates used to translate [Abstract]
Weighted Average Rate used to translate the Summary of Operations	87.64	93.51	103.31
Year-End Rate used to translate the Balance Sheet	81.66	92.46	90.28
Other transactions with Fuji Xerox [Abstract]
Dividends received from Fuji Xerox	36	10	56
Royalty revenue earned	116	106	112
Inventory purchases from Fuji Xerox	2,098	1,590	2,150
Inventory sales to Fuji Xerox	147	133	162
R&D payments received from Fuji Xerox	1	3	5
R&D payments paid to Fuji Xerox	30	33	34
Amounts due to Fuji Xerox	109	114
Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Investments in Affiliates, at Equity	1,217	998
Total Equity in Net Income of Unconsolidated Affiliates	63	30	101
Ownership percentage (in hundredths)	25.00%
Implied interest in underlying net assets, based on ownership percentage	1,335
Ownership percentage acquired in entity that established goodwill attributable to the difference between carrying amount and underlying equity (in hundredths)	20.00%
After-tax restructuring charges included in equity income	38	46
Other investments [Member]
Schedule of Equity Method Investments [Line Items]
Investments in Affiliates, at Equity	74	58
Total Equity in Net Income of Unconsolidated Affiliates	$ 15	$ 11	$ 12

Goodwill and Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Balance at beginning of year	$ 3,422,000		$ 3,182,000	$ 3,448,000
Foreign currency translation	(47)		122,000	(395,000)
Balance at end of year	8,649,000		3,422,000	3,182,000
Intangible assets, net [Abstract]
Gross carrying amount	3,982,000		898,000
Accumulated amortization	611,000		300,000
Net amount	3,371,000		598,000
Future amortization expense, excluding the impact of additional acquisitions [Abstract]
2011	345,000
2012	335,000
2013	335,000
2014	312,000
2015	312,000
IBS [Member] | Technology [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	14
Veenman BV [Member] | Technology [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions				44,000
Technology [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Balance at beginning of year	2,425		2,246,000	2,317,000
Foreign currency translation	(25)		61,000	(200,000)
Balance at end of year	2,425		2,425	2,246,000
Technology [Member] | GIS [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Purchase Price allocation adjustment				12,000
Technology [Member] | GIS acquisitions [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	11		118,000	73,000
Technology [Member] | ACS [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	0
Technology [Member] | ACS acquisitions [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	0
Technology [Member] | Other acquisitions [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	0
IBS [Member] | Services [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	0
Veenman BV [Member] | Services [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions				0
Services [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Balance at beginning of year	989		929,000	1,122,000
Foreign currency translation	(22)		60,000	(193,000)
Balance at end of year	6,216		989	929,000
Services [Member] | GIS [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Purchase Price allocation adjustment				0
Services [Member] | GIS acquisitions [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	0		0	0
Services [Member] | ACS [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	5,127
Services [Member] | ACS acquisitions [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	124
Services [Member] | Other acquisitions [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	(2)
IBS [Member] | Other [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	0
Veenman BV [Member] | Other [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions				0
Other [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Balance at beginning of year	8		7,000	9,000
Foreign currency translation	0		1,000	(2,000)
Balance at end of year	8		8	7,000
Other [Member] | GIS [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Purchase Price allocation adjustment				0
Other [Member] | GIS acquisitions [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	0		0	0
Other [Member] | ACS [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	0
Other [Member] | ACS acquisitions [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	0
Other [Member] | Other acquisitions [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	0
GIS [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Purchase Price allocation adjustment				12,000
Veenman BV [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions				44,000
GIS acquisitions [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	11		118,000	73,000
IBS [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	14
ACS [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	5,127
ACS acquisitions [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	124
Other acquisitions [Member]
Changes in the carrying amount of goodwill, by reportable segment [Roll Forward]
Acquisitions	(2)
Customer base [Member]
Intangible assets, net [Abstract]
Weighted average amortization period (in years)	12
Gross carrying amount	3,487,000		525,000
Accumulated amortization	464,000		198,000
Net amount	3,023,000		327,000
Distribution network [Member]
Intangible assets, net [Abstract]
Weighted average amortization period (in years)	25
Gross carrying amount	123,000		123,000
Accumulated amortization	54,000		49,000
Net amount	69,000		74,000
Trademarks [Member]
Intangible assets, net [Abstract]
Weighted average amortization period (in years)	15
Gross carrying amount	325,000		210,000
Accumulated amortization	59,000		25,000
Net amount	266,000		185,000
Non-amortizable assets included in amortization	10,000
Technology, patents and non-compete [Member]
Intangible assets, net [Abstract]
Weighted average amortization period (in years)	6	[1]
Gross carrying amount	47,000	[1]	40,000
Accumulated amortization	34,000	[1]	28,000
Net amount	13,000	[1]	12,000
Non-amortizable assets included in amortization	$ 5,000

[1]	(1) Includes $10 and $5 of non-amortizable assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.

Restructuring and Asset Impairment Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes to Financial Statements [Abstract]
Net restructuring and asset impairment charges	$ 483		$ (8)		$ 429
Restructuring Reserve [Roll Forward]
Balance at beginning of year	74		352		109
Restructuring provision	524		37		436
Reversals of prior accruals	(41)		(45)		(7)
Net current year charges	483		(8)		429
Less: Charges against reserve and currency	234		270		186
Balance at end of year	323		74		352
Reconciliation to the Consolidated Statements of Cash Flows [Abstract]
Charges to reserve	(234)		(270)		(186)
Asset impairments	26		0		53
Effects of foreign currency and other non-cash items	(5)		0		2
Cash Payments for Restructurings	(213)		(270)		(131)
Segment Reporting Information [Line Items]
Severance Charges	470				357
Actions applied to North America (in hundredths)	50.00%
Actions applied to Europe (in hundredths)	50.00%
Actions applied to DMO (in hundredths)	20.00%
Percentage Of Costs Focused On Gross Margin Improvements	50.00%
Percentage Of Costs Focused On SAG	40.00%
Percentage Of Costs Focused On Optimization Of RD&E Investments	10.00%
Lease termination charges	28				19
Loss On Sale Of Venezuelan Subsidiary	19
Net restructuring reversals	41		45		7
Restructuring reserve balance expected to be spent over the next twelve months	309		64
Severance and Related Costs [Member]
Notes to Financial Statements [Abstract]
Net restructuring and asset impairment charges	438	[1]	(11)	[1]	357	[1]
Restructuring Reserve [Roll Forward]
Balance at beginning of year	54		320		71
Restructuring provision	470		28		363
Reversals of prior accruals	(32)		(39)		(6)
Net current year charges	438	[1]	(11)	[1]	357	[1]
Less: Charges against reserve and currency	(194)		(255)		(108)
Balance at end of year	298		54		320
Reconciliation to the Consolidated Statements of Cash Flows [Abstract]
Charges to reserve	194		255		108
Segment Reporting Information [Line Items]
Net restructuring reversals	32		39		6
Lease Cancellation and Other Costs [Member]
Notes to Financial Statements [Abstract]
Net restructuring and asset impairment charges	19	[1]	3	[1]	19	[1]
Restructuring Reserve [Roll Forward]
Balance at beginning of year	20		32		38
Restructuring provision	28		9		20
Reversals of prior accruals	(9)		(6)		(1)
Net current year charges	19	[1]	3	[1]	19	[1]
Less: Charges against reserve and currency	(14)		(15)		(25)
Balance at end of year	25		20		32
Reconciliation to the Consolidated Statements of Cash Flows [Abstract]
Charges to reserve	14		15		25
Segment Reporting Information [Line Items]
Net restructuring reversals	9		6		1
Asset Impairments [Member]
Notes to Financial Statements [Abstract]
Net restructuring and asset impairment charges	26	[2]	0	[2]	53	[2]
Restructuring Reserve [Roll Forward]
Balance at beginning of year	0	[3]	0	[3]	0	[3]
Restructuring provision	26	[3]	0	[3]	53	[3]
Reversals of prior accruals	0	[3]	0	[3]	0	[3]
Net current year charges	26	[2]	0	[2]	53	[2]
Less: Charges against reserve and currency	(26)	[3]	0	[3]	(53)	[3]
Balance at end of year	0	[3]	0	[3]	0	[3]
Reconciliation to the Consolidated Statements of Cash Flows [Abstract]
Charges to reserve	26	[3]	0	[3]	53	[3]
Segment Reporting Information [Line Items]
Net restructuring reversals	0	[3]	0	[3]	0	[3]
Technology [Member]
Segment Reporting Information [Line Items]
Total Net Restructuring Charges	325		(5)		288
Services [Member]
Segment Reporting Information [Line Items]
Total Net Restructuring Charges	104		(2)		85
Other [Member]
Segment Reporting Information [Line Items]
Total Net Restructuring Charges	$ 54		$ (1)		$ 56

[1]	(2) Represents amount recognized within the Consolidated Statements of Income for the years shown.
[2]	(1) (2) Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision. Represents amount recognized within the Consolidated Statements of Income for the years shown.
[3]	(1) Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.

Supplementary Financial Information (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Other Current Assets
Deferred tax assets	$ 298		$ 290
Income taxes receivable	47		38
Royalties License Fees And Software Maintenance	155		23
Restricted cash	91		31
Prepaid expenses	133		86
Financial derivative instruments	45		16
Deferred purchase price from sale of receivables	90		0
Advances and deposits	23		19
Other	244		205
Total Other Current Assets	1,126		708
Other Current Liabilities
Deferred tax liability current	35		41
Income taxes payable	24		27
Other taxes payable	177		161
Interest payable	122		114
Restructuring reserves	309		64
Financial derivative instruments	19		15
Product warranties	17		19
Dividends payable	74		41
Distributor and reseller rebates/commissions	105		127
Other	925		517
Total Other Current Liabilities	1,807		1,126
Other Long-term Assets
Prepaid pension costs	92		155
Net investment in discontinued operations (1)	224	[1]	240	[1]
Internal use software, net	468		354
Product software, net	145		10
Restricted cash	280		258
Debt issuance costs, net	42		62
Customer contract costs, net	134		0
Financial derivative instruments	11		10
Other	378		231
Total Other Long-term Assets	1,774		1,320
Other Long-term Liabilities
Deferred and other tax liabilities	200		167
Financial derivative instruments	0		9
Environmental reserves	20		23
Deferred Revenue Noncurrent	36		0
Restructuring reserves	14		10
Other Noncurrent Liabilities	527		363
Total Other Long-term Liabilities	797		572
Net investment in discontinued operations consisting of performance-based instrument	245
Net investment in discontinued operations, net liabilities	$ 21

[1]	(1) At December 31, 2010, our net investment in discontinued operations primarily consists of a $245 performance-based instrument relating to the 1997 sale of The Resolution Group ("TRG") net of remaining net liabilities associated with our discontinued operations of $21. The recovery of the performance-based instrument is dependent on the sufficiency of TRG's available cash flows, as guaranteed by TRG's ultimate parent, which are expected to be recovered in annual cash distributions through 2017.

Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Oct. 30, 2010
Short-term borrowings [Abstract]
Commercial paper	$ 300,000,000		$ 0
Current maturities of long-term debt	(1,070,000,000)		(988,000,000)
Total Short-term Debt	1,370,000,000		988,000,000
Debt Instrument [Line Items]
Principal Debt Balance	8,080,000,000		9,122,000,000
Unamortized discount	(1,000,000)		(11,000,000)
Fair value adjustments (1)	228,000,000	[1]	153,000,000	[1]
Less: current maturities	(1,070,000,000)		(988,000,000)
Total Long-term Debt	7,237,000,000		8,276,000,000
Scheduled payments due on principal long-term debt [Abstract]
2011	1,070,000,000	[2]
2012	1,126,000,000
2013	412,000,000
2014	771,000,000
2015	1,251,000,000
Thereafter	3,450,000,000
Total	8,080,000,000		9,122,000,000
Scheduled payments due on principal long-term debt, first quarter of next twelve months	11,000,000
Scheduled payments due on principal long-term debt, second quarter of next twelve months	9,000,000
Scheduled payments due on principal long-term debt, third quarter of next twelve months	1,041,000,000
Scheduled payments due on principal long-term debt, fourth quarter of next twelve months	9,000,000
Commercial Paper [Abstract]
Maximum Amount Of Aggregate Commercial Paper And Credit Facility Borrowings							2,000,000,000
Maximum amount of commercial paper that may be issued under the CP Program							1,000,000,000
Maximum Maturity of CP Notes Issued Under the CP Program	390 days
Credit Facility [Abstract]
Unsecured revolving Credit Facility, current borrowing capacity	2,000,000,000
Letter of credit subfacility	300,000,000
Outstanding borrowings from the Credit Facility	0
Outstanding letters of credit	0
Amount of Credit Facility with April 30, 2013 maturity date	1,800,000,000
Percent of Credit Facility with April 30, 2013 maturity date (in hundredths)	90.00%
Unsecured revolving Credit Facility, maximum borrowing capacity	2,500,000,000
Minimum amount of debt guaranteed by domestic subsidiary that also qualifies for guaranty of Company's obligations under the Credit Facility	100,000,000
All-in spread, low range, added to the Base Rate to determine the minimum interest rate of borrowings under the Credit Facility (in hundredths)	1.50%
All-in spread, high range, added to the Base Rate to determine the maximum interest rate of borrowings under the Credit Facility (in hundredths)	3.50%
All-in spread, low range, added to LIBOR to determine minimum interest rate of borrowings under the Credit Facility (in hundredths)	2.50%
All-in spread, high range, added to LIBOR to determine maximum interest rate of borrowings under the Credit Facility (in hundredths)	4.50%
Applicable Base Rate all-in spread, based on the terms of the Credit Facility Agreement (in hundredths)	2.50%
Applicable LIBOR all-in spread based on credit rating (in hundredths)	3.50%
Maximum leverage ratio to maturity of the Credit Facility	3.75
Minimum interest coverage ratio	3
Extinguishment of Debt [Line Items]
Amount of debt extinguished	85,000,000
Interest [Abstract]
Interest paid	586,000,000		531,000,000		527,000,000
Interest expense	592,000,000	[3]	527,000,000	[3]	567,000,000	[3]
Interest income	679,000,000	[4]	734,000,000	[4]	833,000,000	[4]
Assumed leverage ratio of debt/equity on which the estimated level of debt is based	7
Net cash proceeds on debt other than secured borrowings [Abstract]
Net (payments) proceeds on short-term debt	300,000,000		(61,000,000)		(38,000,000)
Net payments on Credit facility	0		(246,000,000)		(354,000,000)
Net cash proceeds from issuance of long-term debt	0		2,725,000,000		1,650,000,000
Cash payments on long-term debt	(3,357,000,000)		(1,495,000,000)		(332,000,000)
Net Cash Proceeds on Other Debt	(3,057,000,000)		923,000,000		926,000,000
US Operations [Member]
Debt Instrument [Line Items]
Principal Debt Balance	8,078,000,000		9,104,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	8,078,000,000		9,104,000,000
US Operations [Member] | Xerox Corporation [Member]
Debt Instrument [Line Items]
Principal Debt Balance	7,753,000,000		9,037,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	7,753,000,000		9,037,000,000
US Operations [Member] | Xerox Corporation [Member] | Senior Notes 1 [Member]
Debt Instrument [Line Items]
Maturity date	2010
Weighted Average Interest Rate (in hundredths)	0.00%	[5]
Principal Debt Balance	0		700,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	0		700,000,000
US Operations [Member] | Xerox Corporation [Member] | Notes 1 [Member]
Debt Instrument [Line Items]
Maturity date	2011
Weighted Average Interest Rate (in hundredths)	0.09%	[5]
Principal Debt Balance	1,000,000		1,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	1,000,000		1,000,000
US Operations [Member] | Xerox Corporation [Member] | Notes 2 [Member]
Debt Instrument [Line Items]
Maturity date	2011
Weighted Average Interest Rate (in hundredths)	0.00%	[5]
Principal Debt Balance	0		50,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	0		50,000,000
US Operations [Member] | Xerox Corporation [Member] | Senior Notes 2 [Member]
Debt Instrument [Line Items]
Maturity date	2011
Weighted Average Interest Rate (in hundredths)	6.59%	[5]
Principal Debt Balance	750,000,000		750,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	750,000,000		750,000,000
US Operations [Member] | Xerox Corporation [Member] | Senior Notes 3 [Member]
Debt Instrument [Line Items]
Maturity date	2012
Weighted Average Interest Rate (in hundredths)	5.59%	[5]
Principal Debt Balance	1,100,000,000		1,100,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	1,100,000,000		1,100,000,000
US Operations [Member] | Xerox Corporation [Member] | Senior Notes 4 [Member]
Debt Instrument [Line Items]
Maturity date	2013
Weighted Average Interest Rate (in hundredths)	5.65%	[5]
Principal Debt Balance	400,000,000		400,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	400,000,000		400,000,000
US Operations [Member] | Xerox Corporation [Member] | Senior Notes 5 [Member]
Debt Instrument [Line Items]
Maturity date	2013
Weighted Average Interest Rate (in hundredths)	0.00%	[5]
Principal Debt Balance	0		550,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	0		550,000,000
US Operations [Member] | Xerox Corporation [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Maturity date	2014
Weighted Average Interest Rate (in hundredths)	9.00%	[5]
Principal Debt Balance	19,000,000		19,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	19,000,000		19,000,000
US Operations [Member] | Xerox Corporation [Member] | Senior Notes 6 [Member]
Debt Instrument [Line Items]
Maturity date	2014
Weighted Average Interest Rate (in hundredths)	8.25%	[5]
Principal Debt Balance	750,000,000		750,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	750,000,000		750,000,000
US Operations [Member] | Xerox Corporation [Member] | Senior Notes 7 [Member]
Debt Instrument [Line Items]
Maturity date	2015
Weighted Average Interest Rate (in hundredths)	4.29%	[5]
Principal Debt Balance	1,000,000,000		1,000,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	1,000,000,000		1,000,000,000
US Operations [Member] | Xerox Corporation [Member] | Notes 3 [Member]
Debt Instrument [Line Items]
Maturity date	2016
Weighted Average Interest Rate (in hundredths)	7.20%	[5]
Principal Debt Balance	250,000,000		250,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	250,000,000		250,000,000
US Operations [Member] | Xerox Corporation [Member] | Senior Notes 8 [Member]
Debt Instrument [Line Items]
Maturity date	2016
Weighted Average Interest Rate (in hundredths)	6.48%	[5]
Principal Debt Balance	700,000,000		700,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	700,000,000		700,000,000
US Operations [Member] | Xerox Corporation [Member] | Senior Notes 9 [Member]
Debt Instrument [Line Items]
Maturity date	2017
Weighted Average Interest Rate (in hundredths)	6.83%	[5]
Principal Debt Balance	500,000,000		500,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	500,000,000		500,000,000
US Operations [Member] | Xerox Corporation [Member] | Senior Notes 10 [Member]
Debt Instrument [Line Items]
Maturity date	2018
Weighted Average Interest Rate (in hundredths)	6.37%	[5]
Principal Debt Balance	1,000,000,000		1,000,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	1,000,000,000		1,000,000,000
US Operations [Member] | Xerox Corporation [Member] | Senior Notes 11 [Member]
Debt Instrument [Line Items]
Maturity date	2019
Weighted Average Interest Rate (in hundredths)	5.66%	[5]
Principal Debt Balance	650,000,000		650,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	650,000,000		650,000,000
US Operations [Member] | Xerox Corporation [Member] | Zero Coupon Notes [Member]
Debt Instrument [Line Items]
Maturity date	2023
Weighted Average Interest Rate (in hundredths)	5.41%	[5]
Principal Debt Balance	283,000,000		267,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	283,000,000		267,000,000
US Operations [Member] | Xerox Corporation [Member] | Senior Notes 12 [Member]
Debt Instrument [Line Items]
Maturity date	2039
Weighted Average Interest Rate (in hundredths)	6.78%	[5]
Principal Debt Balance	350,000,000		350,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	350,000,000		350,000,000
US Operations [Member] | Xerox Credit Corporation [Member]
Debt Instrument [Line Items]
Principal Debt Balance	0		60,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	0		60,000,000
US Operations [Member] | Xerox Credit Corporation [Member] | Notes 4 [Member]
Debt Instrument [Line Items]
Maturity date	2013
Weighted Average Interest Rate (in hundredths)	0.00%	[5]
Principal Debt Balance	0		10,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	0		10,000,000
US Operations [Member] | Xerox Credit Corporation [Member] | Notes 5 [Member]
Debt Instrument [Line Items]
Maturity date	2014
Weighted Average Interest Rate (in hundredths)	0.00%	[5]
Principal Debt Balance	0		50,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	0		50,000,000
US Operations [Member] | ACS [Member]
Debt Instrument [Line Items]
Principal Debt Balance	321,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	321,000,000
US Operations [Member] | ACS [Member] | Notes 6 [Member]
Debt Instrument [Line Items]
Maturity date	2015
Weighted Average Interest Rate (in hundredths)	4.25%	[5]
Principal Debt Balance	250,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	250,000,000
US Operations [Member] | ACS [Member] | Borrowings secured by other assets [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate (in hundredths)	6.62%	[5]
Principal Debt Balance	71,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	71,000,000
US Operations [Member] | Other US Operations [Member]
Debt Instrument [Line Items]
Principal Debt Balance	4,000,000		7,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	4,000,000		7,000,000
US Operations [Member] | Other US Operations [Member] | Borrowings secured by finance receivables [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate (in hundredths)	0.00%	[5]
Principal Debt Balance	0		2,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	0		2,000,000
US Operations [Member] | Other US Operations [Member] | Borrowings secured by other assets [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate (in hundredths)	12.39%	[5]
Principal Debt Balance	4,000,000		5,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	4,000,000		5,000,000
International Operations [Member]
Debt Instrument [Line Items]
Principal Debt Balance	2,000,000		18,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	2,000,000		18,000,000
International Operations [Member] | Other debt [Member]
Debt Instrument [Line Items]
Maturity date	2011-2013
Weighted Average Interest Rate (in hundredths)	0.86%	[5]
Principal Debt Balance	2,000,000		18,000,000
Scheduled payments due on principal long-term debt [Abstract]
Total	2,000,000		18,000,000
7.625% Senior Notes due 2013 [Member]
Extinguishment of Debt [Line Items]
Amount of debt extinguished	550,000,000
Loss on extinguishment	16,000,000
Call premium of debt extinguished	7,000,000
Unamortized debt costs of debt extinguished	$ 9,000,000

[1]	(1) Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.
[2]	(1) Quarterly total debt maturities for 2011 are $11, $9, $1,041 and $9 for the first, second, third and fourth quarters, respectively.
[3]	(1) Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.
[4]	(2) Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.
[5]	(2) Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.

Liability to Subsidiary Trust Issuing Preferred Securities (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 1997
Notes to Financial Statements [Abstract]
Liability to subsidiary trust issuing preferred securities	$ 650	$ 649
Number of preferred securities issued (in shares)				650,000
Interest rate of preferred securities (in hundredths)				8.00%
Issue price of preferred securities				644
Liquidation value of preferred securities				650
Number of common securities issued (in shares)				20,103
Issue price of common securities				20
Principal amount of Junior Subordinated Debentures purchased by subsidiary trust				670
Interest rate of Junior Subordinated Debentures purchased by subsidiary trust (in hundredths)				8.00%
Net proceeds received from sale of Junior Subordinated Debentures				637
Fees and discounts from sale of Junior Subordinated Debentures				13
Interest expense, with amortization of debt issuance costs and discounts	$ 54	$ 54	$ 54
Liquidation value per preferred security (in dollars per security)	$ 1,000
Redemption price per share (in dollars per share)	$ 1,000

Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Fair Value Hedges [Abstract]
Notional Amount			$ 2,350
Net Asset Fair Value			1
Derivative [Line Items]
Notional Amount	950
Net Fair Value	11
Terminated Swaps [Abstract]
Amortization of fair value adjustments for terminated swaps	28		17	12
Expected net decrease to interest expense in future years through 2027	199
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	2,968
Net Asset (Liability) Fair Value	26	[1]
Foreign Currency Cash Flow Hedges [Abstract]
Net asset (Liability) fair value	18
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Net Designated Assets	29		2
Net Undesignated Assets	8		0
Total Derivative Assets	56		26
Total Derivative Liabilities	(19)		(24)
Net Derivative Asset	37		2
Summary of Derivative Instruments Gains (Losses) [Abstract]
Currency Losses	11		26	34
Activity associated with designated cash flow hedges reflected in AOCL [Abstract]
Beginning cash flow hedges balance, net of tax	2		0	0
Changes in fair value gain (loss)	31		(1)	1
Reclass to earnings	(18)		2	(1)
Ending Cash Flow Hedges Balance, Net of Tax	14		2	0
Senior Notes Due 2013 designated in 2010 [Member]
Derivative [Line Items]
Notional Amount	400
Net Fair Value	0
Weighted Average Interest Rate Paid (in hundredths)	4.71%
Interest Rate Received (in hundredths)	5.65%
Basis	Libor
Senior Notes Due 2014 designated in 2009 [Member]
Derivative [Line Items]
Notional Amount	450
Net Fair Value	10
Weighted Average Interest Rate Paid (in hundredths)	6.19%
Interest Rate Received (in hundredths)	8.25%
Basis	Libor
Senior Notes Due 2016 designated in 2010 [Member]
Derivative [Line Items]
Notional Amount	100
Net Fair Value	1
Weighted Average Interest Rate Paid (in hundredths)	3.96%
Interest Rate Received (in hundredths)	6.40%
Basis	Libor
U.K. Pound Sterling/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	217
Net Asset (Liability) Fair Value	(1)	[1]
Euro/U.S.Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	370
Net Asset (Liability) Fair Value	(3)	[1]
Swedish Kronor/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	93
Net Asset (Liability) Fair Value	2	[1]
Swiss Franc/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	194
Net Asset (Liability) Fair Value	8	[1]
Japanese Yen/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	397
Net Asset (Liability) Fair Value	8	[1]
Japanese Yen/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	367
Net Asset (Liability) Fair Value	11	[1]
Euro/U.K. Pound Sterling [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	211
Net Asset (Liability) Fair Value	1	[1]
U.S. Dollar/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	585
Net Asset (Liability) Fair Value	9	[1]
U.K. Pound Sterling/Swiss Franc [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	74
Net Asset (Liability) Fair Value	(7)	[1]
Mexican Peso/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	52
Net Asset (Liability) Fair Value	0	[1]
Danish Krone/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	57
Net Asset (Liability) Fair Value	0	[1]
All Other [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	351
Net Asset (Liability) Fair Value	(2)	[1]
Interest Rate Contracts [Member] | Fair Value Hedging [Member] | Interest Expense [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in Income	99		(18)	206
Hedged Item Gain (Loss) Recognized in Income	(99)		18	(206)
Interest Rate Contracts [Member] | Cash Flow Hedging [Member] | OCI [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in OCI	0		0	(2)
Interest Rate Contracts [Member] | Cash Flow Hedging [Member] | Interest Expense [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Gain (Loss) Reclassified from AOCI to Income	0		0	0
Interest Rate Contracts [Member] | Cash Flow Hedging [Member] | Cost of Sales [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Gain (Loss) Reclassified from AOCI to Income	28		2	2
Interest Rate Contracts [Member] | Other long-term assets [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Net Designated Assets	11		10
Interest Rate Contracts [Member] | Other long-term liabilities [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Net Designated Assets	0		(9)
Foreign Exchange Contracts Forwards [Member] | Cash Flow Hedging [Member] | OCI [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in OCI	46		(1)	4
Foreign Exchange Contracts Forwards [Member] | Other current assets [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Net Designated Assets	19		4
Net Undesignated Assets	26		12
Foreign Exchange Contracts Forwards [Member] | Other current liabilities [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Net Designated Assets	(1)		(3)
Net Undesignated Assets	(18)		(12)
Foreign Exchange Contracts Options [Member] | Non-Designated [Member] | Other expense - Currency losses, net [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Currency Losses	113		49	(147)
Cash Flow Hedging [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in OCI	46		(1)	2
Gain (Loss) Reclassified from AOCI to Income	$ 28		$ 2	$ 2

[1]	(1) Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at December 31, 2010.

Fair Value of Financial Assets and Liabilities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets
Foreign exchange contracts-forwards assets	$ 45	$ 16
Interest rate swaps assets	11	10
Deferred compensation investments in cash surrender life insurance assets	70
Deferred compensation investments in mutual funds assets	22
Total	148	26
Liabilities
Foreign exchange contract-forward liabilities	19	15
Interest rate swap liabilites		9
Deferred compensation plan liabilities	98
Total	117	24
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,211	3,799	1,229	1,099
Short-term debt	1,370	988
Long-term debt	7,237	8,276
Liability to subsidiary trust issuing preferred securities	650	649
Quoted Prices in Active Markets for Identical Asset (Level 1) [Member]
Assets
Foreign exchange contracts-forwards assets	0	0
Interest rate swaps assets	0	0
Deferred compensation investments in cash surrender life insurance assets	0
Deferred compensation investments in mutual funds assets	0
Total	0	0
Liabilities
Foreign exchange contract-forward liabilities	0	0
Interest rate swap liabilites		0
Deferred compensation plan liabilities	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets
Foreign exchange contracts-forwards assets	45	16
Interest rate swaps assets	11	10
Deferred compensation investments in cash surrender life insurance assets	70
Deferred compensation investments in mutual funds assets	22
Total	148	26
Liabilities
Foreign exchange contract-forward liabilities	19	15
Interest rate swap liabilites		9
Deferred compensation plan liabilities	98
Total	117	24
Significant Unobservable Inputs (Level 3) [Member]
Assets
Foreign exchange contracts-forwards assets	0	0
Interest rate swaps assets	0	0
Deferred compensation investments in cash surrender life insurance assets	0
Deferred compensation investments in mutual funds assets	0
Total	0	0
Liabilities
Foreign exchange contract-forward liabilities	0	0
Interest rate swap liabilites		0
Deferred compensation plan liabilities	0
Total	0	0
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,211	3,799
Accounts receivable, net	2,826	1,702
Short-term debt	1,370	988
Liability to subsidiary trust issuing preferred securities	650	649
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,211	3,799
Accounts receivable, net	2,826	1,702
Short-term debt	1,396	1,004
Liability to subsidiary trust issuing preferred securities	$ 670	$ 663

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Pension plans with an Accumulated benefit obligation in excess of plan assets [Abstract]
Projected benefit obligation	$ 5,726		$ 5,134
Accumulated benefit obligation	5,533		4,864
Fair value of plan assets	3,883		3,697
Components of Net Periodic Benefit Cost:
Interest expense on non-TRA obligations	381		390		408
Interest expense (income) directly allocated to TRA participant accounts	194		118		(413)
Expected investment income on non-TRA assets	376		405		493
Actual investment income (expense) on non-TRA assets	194		118		(413)
Other changes in plan assets and benefit obligations recognized in Other comprehensive income:
Total Recognized in Other Comprehensive Income	(15)		(102)		(571)
Summary of the components of the Net change in benefit plans included within Other comprehensive income [Abstract]
Other changes in plan assets and benefit obligations	(15)		(102)		(571)
Income tax	(12)		61		183
Fuji Xerox changes in defined benefit plans	28	[1]	(36)	[1]	(75)	[1]
Currency, net	22	[2]	(90)	[2]	175	[2]
Other, net	0		(2)		2
Net Change in Benefit Plans	23	[3]	(169)	[3]	(286)	[3]
Plan Amendments [Abstract]
Effect of plan amendment on equity, after-tax	34				225
Effect of amendment on expenses	13
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	7,913	[4]	7,532	[5]
Percentage of Total (in hundredths)	10000.00%		10000.00%
Net non-financial assets (liabilities)	27
Pension Benefits [Member]
Change in Benefit Obligation [Roll Forward]
Benefit obligation, January 1	9,194		8,495
Service cost	178		173		209
Interest cost	575	[6]	508	[6]	(5)	[6]
Plan participants' contributions	11		9
Plan amendments	(19)	[7]	4	[7]
Actuarial loss (gain)	477		209
Acquisitions	140	[8]	1	[8]
Currency exchange rate changes	(154)		373
Curtailments	(1)		0
Benefits paid/settlements	(670)		(578)
Benefit obligation, December 31	9,731		9,194		8,495
Change in Plan Assets [Roll Forward]
Fair value of plan assets, January 1	7,940		7,561		6,923
Actual return on plan assets	846		720
Employer contribution	237		122
Participant contributions	11		9
Acquisitions	107	[7]	0	[7]
Currency exchange rate changes	(144)		349
Benefits paid / settlements	(669)		(578)
Other	(9)		16
Fair value of plan assets, December 31	7,940		7,561		6,923
Net funded status at December 31	(1,791)	[9]	(1,633)	[9]
Amounts recognized in the Consolidated Balance Sheets:
Other long-term assets	92		155
Accrued compensation and benefit costs	44		47
Pension and other benefit liabilities	1,839		1,741
Post-retirement medical benefits	0		0
Net Amounts Recognized	(1,791)		(1,633)
Pre-tax amounts recognized in accumulated other comprehensive income (loss) [Abstract]
Net actuarial loss (gain)	(1,867)		(1,834)
Prior service (credit) cost	(167)		(169)
Total Pre-tax Loss (Gain)	1,700		1,665
Accumulated benefit obligation	9,256		8,337
Components of Net Periodic Benefit Cost:
Service cost	178		173		209
Interest cost	575	[6]	508	[6]	(5)	[6]
Expected return on plan assets	(570)	[10]	(523)	[10]	(80)	[10]
Recognized net actuarial loss	(71)		(25)		(36)
Amortization of prior service credit	(22)		(21)		(20)
Subtotal	304		232		174
Recognized settlement loss	72		70		34
Defined contribution plans	51		38		80
Total Net Periodic Benefit Costs	355		270		254
Other changes in plan assets and benefit obligations recognized in Other comprehensive income:
Net actuarial loss (gain)	198	[11]	8	[11]	1,062	[11]
Prior service cost (credit)	(19)	[12]	0	[12]	1	[12]
Amortization of prior service (cost) credit	22		21		20
Amortization of net actuarial (loss) gain	(143)		(95)		(70)
Total Recognized in Other Comprehensive Income	58		(66)		1,013
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	413		204		1,267
Summary of the components of the Net change in benefit plans included within Other comprehensive income [Abstract]
Other changes in plan assets and benefit obligations	58		(66)		1,013
Amounts that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss	71
Net prior service credit	(24)
Retiree Health [Member]
Change in Benefit Obligation [Roll Forward]
Benefit obligation, January 1	1,102		1,002
Service cost	8		7		14
Interest cost	54	[6]	60	[6]	84	[6]
Plan participants' contributions	26		36
Plan amendments	(86)	[7]	1	[7]
Actuarial loss (gain)	13		124
Acquisitions	1	[8]	0	[8]
Currency exchange rate changes	6		15
Curtailments	0		0
Benefits paid/settlements	(118)		(143)
Benefit obligation, December 31	1,006		1,102		1,002
Change in Plan Assets [Roll Forward]
Fair value of plan assets, January 1	0		0		0
Actual return on plan assets	0		0
Employer contribution	92		107
Participant contributions	26		36
Acquisitions	0	[7]	0	[7]
Currency exchange rate changes	0		0
Benefits paid / settlements	(118)		(143)
Other	0		0
Fair value of plan assets, December 31	0		0		0
Net funded status at December 31	(1,006)	[9]	(1,102)	[9]
Amounts recognized in the Consolidated Balance Sheets:
Other long-term assets	0		0
Accrued compensation and benefit costs	(86)		(103)
Pension and other benefit liabilities	0		0
Post-retirement medical benefits	(920)		(999)
Net Amounts Recognized	(1,006)		(1,102)
Pre-tax amounts recognized in accumulated other comprehensive income (loss) [Abstract]
Net actuarial loss (gain)	(54)		(40)
Prior service (credit) cost	(200)		(144)
Total Pre-tax Loss (Gain)	(146)		(104)
Components of Net Periodic Benefit Cost:
Service cost	8		7		14
Interest cost	54	[6]	60	[6]	84	[6]
Expected return on plan assets	0	[10]	0	[10]	0	[10]
Recognized net actuarial loss	0		0		0
Amortization of prior service credit	(30)		(41)		(21)
Subtotal	32		26		77
Recognized settlement loss	0		0		0
Defined contribution plans	0		0		0
Total Net Periodic Benefit Costs	32		26		77
Other changes in plan assets and benefit obligations recognized in Other comprehensive income:
Net actuarial loss (gain)	13	[11]	126	[11]	(244)	[11]
Prior service cost (credit)	(86)	[12]	1	[12]	(219)	[12]
Amortization of prior service (cost) credit	30		41		21
Amortization of net actuarial (loss) gain	0		0		0
Total Recognized in Other Comprehensive Income	(43)		168		(442)
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	(11)		194		(365)
Summary of the components of the Net change in benefit plans included within Other comprehensive income [Abstract]
Other changes in plan assets and benefit obligations	(43)		168		(442)
Amounts that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss	0
Net prior service credit	(41)
U.K. Final Salary Pension Plan [Member]
Plan Amendments [Abstract]
Amortization period for actuarial gains and losses prior to amendment (in years)			10 years
Amortization period for actuarial gains and losses subsequent to amendment (in years)			27 years
Accumulated actuarial losses	707
Domestic retiree health benefit plan [Member]
Plan Amendments [Abstract]
Effect of amendment on benefit obligation	55
Level 1 [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	3,569		3,593
Level 1 [Member] | Cash and Cash Equivalents [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	640		748
Level 1 [Member] | Equity Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	2,496		2,492
Level 1 [Member] | U.S. Large Cap [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	507		768
Level 1 [Member] | U.S. Mid Cap [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	84		31
Level 1 [Member] | U.S. Small Cap [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	60		90
Level 1 [Member] | International Developed [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	1,513		1,292
Level 1 [Member] | Emerging Markets [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	324		299
Level 1 [Member] | Global Equity [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	8		12
Level 1 [Member] | Debt Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	248		266
Level 1 [Member] | U.S. Treasury Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	4		4
Level 1 [Member] | Debt Security Issued by Government Agency [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	75		114
Level 1 [Member] | Corporate Bonds [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	167		145
Level 1 [Member] | Asset Backed Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	2		3
Level 1 [Member] | Common/Collective Trust [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	4		2
Level 1 [Member] | Derivatives [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	71		15
Level 1 [Member] | Interest Rate Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 1 [Member] | Foreign Exchange Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	5		15
Level 1 [Member] | Equity Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 1 [Member] | Credit Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 1 [Member] | Other Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	66		0
Level 1 [Member] | Hedge Funds [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 1 [Member] | Real Estate [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	103		62
Level 1 [Member] | Private Equity Or Venture Capital [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 1 [Member] | Guaranteed Insurance Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 1 [Member] | Other Plan Assets [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	7		8
Level 2 [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	3,662		3,282
Level 2 [Member] | Cash and Cash Equivalents [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 2 [Member] | Equity Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	655		609
Level 2 [Member] | U.S. Large Cap [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	54		46
Level 2 [Member] | U.S. Mid Cap [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 2 [Member] | U.S. Small Cap [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	62		70
Level 2 [Member] | International Developed [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	514		493
Level 2 [Member] | Emerging Markets [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 2 [Member] | Global Equity [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	25		0
Level 2 [Member] | Debt Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	2,647		2,576
Level 2 [Member] | U.S. Treasury Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	209		185
Level 2 [Member] | Debt Security Issued by Government Agency [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	1,011		798
Level 2 [Member] | Corporate Bonds [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	1,412		1,570
Level 2 [Member] | Asset Backed Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	15		23
Level 2 [Member] | Common/Collective Trust [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	69		26
Level 2 [Member] | Derivatives [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	167		(57)
Level 2 [Member] | Interest Rate Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	123		52
Level 2 [Member] | Foreign Exchange Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	(12)		(77)
Level 2 [Member] | Equity Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	53		(24)
Level 2 [Member] | Credit Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		(2)
Level 2 [Member] | Other Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	3		(6)
Level 2 [Member] | Hedge Funds [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	2		0
Level 2 [Member] | Real Estate [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	73		119
Level 2 [Member] | Private Equity Or Venture Capital [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 2 [Member] | Guaranteed Insurance Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 2 [Member] | Other Plan Assets [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	49		9
Level 3 [Member]
Change in Plan Assets [Roll Forward]
Currency exchange rate changes	(15)		23
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	682		657		717
Level 3 [Member] | Cash and Cash Equivalents [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Equity Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | U.S. Large Cap [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | U.S. Mid Cap [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | U.S. Small Cap [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | International Developed [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Emerging Markets [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Global Equity [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Debt Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | U.S. Treasury Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Debt Security Issued by Government Agency [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Corporate Bonds [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Asset Backed Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Common/Collective Trust [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Derivatives [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Interest Rate Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Foreign Exchange Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Equity Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Credit Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Other Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		0
Level 3 [Member] | Hedge Funds [Member]
Change in Plan Assets [Roll Forward]
Currency exchange rate changes	0		0
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	8		8		3
Level 3 [Member] | Real Estate [Member]
Change in Plan Assets [Roll Forward]
Currency exchange rate changes	(6)		19
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	550		474		279
Level 3 [Member] | Private Equity Or Venture Capital [Member]
Change in Plan Assets [Roll Forward]
Currency exchange rate changes	0		0
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	615		572		331
Level 3 [Member] | Guaranteed Insurance Contracts [Member]
Change in Plan Assets [Roll Forward]
Currency exchange rate changes	(9)		4
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	193		260		104
Level 3 [Member] | Other Plan Assets [Member]
Change in Plan Assets [Roll Forward]
Currency exchange rate changes	0		0
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	(2)		0		0
Cash and Cash Equivalents [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	640		748
Percentage of Total (in hundredths)	800.00%		1000.00%
Equity Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	3,151		3,101
Percentage of Total (in hundredths)	4000.00%		4100.00%
U.S. Large Cap [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	561		814
Percentage of Total (in hundredths)	700.00%		1100.00%
U.S. Mid Cap [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	84		31
Percentage of Total (in hundredths)	100.00%		0.00%
U.S. Small Cap [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	122		160
Percentage of Total (in hundredths)	200.00%		200.00%
International Developed [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	2,027		1,785
Percentage of Total (in hundredths)	2600.00%		2400.00%
Emerging Markets [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	324		299
Percentage of Total (in hundredths)	400.00%		400.00%
Global Equity [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	33		12
Percentage of Total (in hundredths)	0.00%		0.00%
Debt Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	2,895		2,842
Percentage of Total (in hundredths)	3700.00%		3800.00%
U.S. Treasury Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	213		189
Percentage of Total (in hundredths)	300.00%		300.00%
Debt Security Issued by Government Agency [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	1,086		912
Percentage of Total (in hundredths)	1400.00%		1200.00%
Corporate Bonds [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	1,579		1,715
Percentage of Total (in hundredths)	2000.00%		2300.00%
Asset Backed Securities [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	17		26
Percentage of Total (in hundredths)	0.00%		0.00%
Common/Collective Trust [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	73		28
Percentage of Total (in hundredths)	100.00%		0.00%
Derivatives [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	238		(42)
Percentage of Total (in hundredths)	300.00%		(100.00%)
Interest Rate Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	123		52
Percentage of Total (in hundredths)	200.00%		0.00%
Foreign Exchange Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	(7)		(62)
Percentage of Total (in hundredths)	0.00%		(100.00%)
Equity Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	53		(24)
Percentage of Total (in hundredths)	0.00%		0.00%
Credit Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	0		(2)
Percentage of Total (in hundredths)	0.00%		0.00%
Other Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	69		(6)
Percentage of Total (in hundredths)	100.00%		0.00%
Hedge Funds [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	6		4
Percentage of Total (in hundredths)	0.00%		0.00%
Real Estate [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	451		418
Percentage of Total (in hundredths)	600.00%		600.00%
Private Equity Or Venture Capital [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	308		286
Percentage of Total (in hundredths)	400.00%		400.00%
Guaranteed Insurance Contracts [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	96		130
Percentage of Total (in hundredths)	100.00%		200.00%
Other Plan Assets [Member]
Plan Assets [Abstract]
Total Fair Value of Defined Benefit Plans Assets	$ 55		$ 17
Percentage of Total (in hundredths)	0.00%		0.00%

[1]	(1) Total fair value assets exclude $27 of other net non-financial assets (liabilities) such as due to/from broker, interest receivables and accrued expenses.
[2]	(1) Total fair value assets exclude $29 of other net non-financial assets (liabilities) such as due to/from broker, interest receivables and accrued expenses.
[3]	(2) Refer to Note 15 - Employee Benefit Plans for additional information.
[4]	(1) Rate of compensation increase is not applicable to the retiree health benefits as compensation levels do not impact earned benefits.
[5]	(1) Expected return on plan assets is not applicable to retiree health benefits as these plans are not funded.
[6]	(3) Includes adjustments as a result of the plan amendments as well as the actual valuation results based on January 1, 2010 plan census data for the U.S. and Canadian defined benefit plans and the U.S. retiree medical plan. Refer to the "Plan Amendment" section for additional information.
[7]	(2) Expected return on plan assets includes expected investment income on non-TRA assets of $376, $405 and $493 and actual investment income (expense) on TRA assets of $194, $118 and $(413) for the years ended December 31, 2010, 2009 and 2008, respectively.
[8]	(1) Interest cost includes interest expense on non-TRA obligations of $381, $390 and $408 and interest expense (income) directly allocated to TRA participant accounts of $194, $118 and $(413) for the years ended December 31, 2010, 2009 and 2008, respectively.
[9]	(3) Refer to the "Plan Amendment" section for additional information.
[10]	(4) Refer to "Plan Amendments" for additional information.
[11]	(1) Represents our share of Fuji Xerox's benefit plan changes.
[12]	(2) Represents currency impact on cumulative amount of benefit plan net actuarial losses and prior service credits included in AOCL.

Employee Benefit Plans, Additional Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2010 Pension Benefits [Member]		Dec. 31, 2009 Pension Benefits [Member]		Dec. 31, 2008 Pension Benefits [Member]	Dec. 31, 2010 Pension Benefits [Member] U.S. Plan Assets [Member]	Dec. 31, 2010 Pension Benefits [Member] U.K. Plan Assets [Member]	Dec. 31, 2010 Pension Benefits [Member] Canada Plan Assets [Member]	Dec. 31, 2010 Pension Benefits [Member] Other Geographic Region Plan Assets [Member]	Dec. 31, 2010 Retiree Health [Member]		Dec. 31, 2009 Retiree Health [Member]		Dec. 31, 2008 Retiree Health [Member]		Dec. 31, 2010 Level 3 [Member]	Dec. 31, 2009 Level 3 [Member]	Dec. 31, 2010 Level 3 [Member] Hedge Funds [Member]	Dec. 31, 2009 Level 3 [Member] Hedge Funds [Member]	Dec. 31, 2010 Level 3 [Member] Real Estate [Member]	Dec. 31, 2009 Level 3 [Member] Real Estate [Member]	Dec. 31, 2010 Level 3 [Member] Private Equity/Venture Capital [Member]	Dec. 31, 2009 Level 3 [Member] Private Equity/Venture Capital [Member]	Dec. 31, 2010 Level 3 [Member] Guaranteed Insurance Contracts [Member]	Dec. 31, 2009 Level 3 [Member] Guaranteed Insurance Contracts [Member]	Dec. 31, 2010 Level 3 [Member] Other Plan Assets [Member]	Dec. 31, 2009 Level 3 [Member] Other Plan Assets [Member]	Dec. 31, 2010 Hedge Funds [Member]	Dec. 31, 2009 Hedge Funds [Member]	Dec. 31, 2010 Real Estate [Member]	Dec. 31, 2009 Real Estate [Member]	Dec. 31, 2010 Private Equity/Venture Capital [Member]	Dec. 31, 2009 Private Equity/Venture Capital [Member]	Dec. 31, 2010 Guaranteed Insurance Contracts [Member]	Dec. 31, 2009 Guaranteed Insurance Contracts [Member]	Dec. 31, 2010 Other Plan Assets [Member]	Dec. 31, 2009 Other Plan Assets [Member]
Plan assets measured using significant unobservable inputs (Level 3 assets) [Roll Forward]
Total Fair Value of Defined Benefit Plans Assets, beginning of year	$ 7,532	[1]								$ 3,200	$ 2,900	$ 600	$ 1,200							$ 657	$ 717	$ 8	$ 3	$ 474	$ 279	$ 572	$ 331	$ 260	$ 104	$ 0	$ 0	$ 6	$ 4	$ 451	$ 418	$ 308	$ 286	$ 96	$ 130	$ 55	$ 17
Net Payments, Purchases and Sales																				(13)	23	0	1	7	5	(8)	16	(12)	1	0	0
Net Transfers In (Out)																				1	16	0	0	0	0	0	0	1	16	0	0
Realized Gains (Losses)																				31	10	0	0	5	0	28	8	(2)	3	0	(1)
Unrealized Gains (Losses)																				20	(132)	0	0	22	(66)	0	(69)	(2)	2	0	1
Currency Translation					(144)		349							0		0				(15)	23	0	0	(6)	19	0	0	(9)	4	0	0
Other																				1		0		10		1		(9)		(1)
Total Fair Value of Defined Benefit Plans Assets, end of year	7,913	[2]	7,532	[1]						3,200	2,900	600	1,200							682	657	8	8	550	474	615	572	193	260	(2)	0	6	4	451	418	308	286	96	130	55	17
Plan assets by geographic region [Abstract]
Fair Value of Pension Plan Assets	7,913	[2]	7,532	[1]						3,200	2,900	600	1,200							682	657	8	8	550	474	615	572	193	260	(2)	0	6	4	451	418	308	286	96	130	55	17
Pension Benefit Obligations					9,731		9,194		8,495	4,400	2,900	800	1,600	1,006		1,102		1,002
Net Funded Status					(1,791)	[3]	(1,633)	[3]		(1,200)	0	(200)	(400)	(1,006)	[3]	(1,102)	[3]
Target asset allocations [Abstract]
Equity investments (in hundredths)	4200.00%		4100.00%
Fixed income investments (in hundredths)	4500.00%		4500.00%
Real estate (in hundredths)	700.00%		700.00%
Private equity (in hundredths)	400.00%		400.00%
Other (in hundredths)	200.00%		300.00%
Total Investment Strategy (in hundredths)	10000.00%		10000.00%
Contributions [Abstract]
Contributions by employer					237		122							92		107
Anticipated additional contributions					500									90
Estimated Future Benefit Payments [Abstract]
2011					749									87
2012					647									86
2013					644									85
2014					653									85
2015					668									84
Years 2016 - 2020					3,473									396
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)					520.00%		570.00%		630.00%					0.00%	[4]	0.00%	[4]	0.00%	[4]
Rate of compensation increase (in hundredths)					310.00%		360.00%		390.00%					490.00%		540.00%		630.00%
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in hundredths)					570.00%		630.00%		590.00%					540.00%		630.00%		620.00%
Expected return on plan assets (in hundredths)					730.00%		740.00%		760.00%					0.00%	[5]	0.00%	[5]	0.00%	[5]
Rate of compensation increase (in hundredths)					360.00%		390.00%		410.00%					0.00%	[6]	0.00%	[6]	0.00%	[6]
Discount rate, assumed for next fiscal year (in hundredths)					520.00%									490.00%
Expected return on plan assets, assumed for next fiscal year (in hundredths)					720.00%									0.00%	[5]
Rate of compensation increase, assumed for next fiscal year (in hundredths)					310.00%									0.00%	[6]
Assumed health care cost trend rates [Abstract]
Health care cost trend rate assumed for next year (in hundredths)														900.00%		980.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate) (in hundredths)														490.00%		490.00%
Year that the rate reaches ultimate trend rate														2017		2017
Effect of one-percentage-point change in assumed health care cost trend rates [Abstract]
Effect of 1% increase on total service and interest cost components														6
Effect of 1% decrease on total service and interest cost components														(5)
Effect of 1% increase on post-retirement benefit obligation														82
Effect of 1% decrease on post-retirement benefit obligation														$ (68)

[1]	(1) Expected return on plan assets is not applicable to retiree health benefits as these plans are not funded.
[2]	(1) Rate of compensation increase is not applicable to the retiree health benefits as compensation levels do not impact earned benefits.
[3]	(3) Refer to the "Plan Amendment" section for additional information.
[4]	(2) Rate of compensation increase is not applicable to retiree health benefits as compensation levels do not impact earned benefits.
[5]	(1) Includes net receivable adjustments of $(8), $(2) and $11 for 2010, 2009 and 2008, respectively.
[6]	(2) Includes amortization of $4 for patents, which is included in cost of sales for each period presented.

Income and Other Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Income (loss) before income taxes [Abstract]
Domestic income (loss)	$ 433,000,000		$ 45,000,000		$ (622,000,000)
Foreign income	382,000,000		582,000,000		543,000,000
Federal income taxes
Current	153,000,000		(50,000,000)		(26,000,000)
Deferred	(17,000,000)		109,000,000		(285,000,000)
Foreign income taxes
Current	59,000,000		84,000,000		118,000,000
Deferred	8,000,000		11,000,000		4,000,000
State income taxes
Current	46,000,000		(2,000,000)		1,000,000
Deferred	7,000,000		0		(43,000,000)
Total Provision (Benefits)	256,000,000		152,000,000		(231,000,000)
Effective income tax rate reconciliation [Abstract]
U.S. federal statutory income tax rate (in hundredths)	3500.00%		3500.00%		3500.00%
Nondeductible expenses (in hundredths)	630.00%		320.00%		(1950.00%)
Effect of tax law changes (in hundredths)	(20.00%)		0.00%		1610.00%
Change in valuation allowance for deferred tax assets (in hundredths)	260.00%		(170.00%)		(2100.00%)
State taxes, net of federal benefit (in hundredths)	200.00%		(20.00%)		3670.00%
Audit and other tax return adjustments (in hundredths)	(420.00%)		(870.00%)		8440.00%
Tax-exempt income (in hundredths)	(40.00%)		(50.00%)		850.00%
Other foreign, including earnings taxed at different rates (in hundredths)	(810.00%)		(370.00%)		14890.00%
Other (in hundredths)	(160.00%)		80.00%		330.00%
Effective Income Tax Rate (in hundredths)	3140.00%		2420.00%		29240.00%
Income taxes paid to federal, foreign and state jurisdictions	49,000,000		78,000,000		194,000,000
Allocation of income tax expense (benefit) [Abstract]
Pre-tax income	256,000,000		152,000,000		(231,000,000)
Common shareholders' equity:
Changes in defined benefit plans	12,000,000		(61,000,000)		(183,000,000)
Stock option and incentive plans, net	(6,000,000)		21,000,000		(2,000,000)
Translation adjustments and other	11,000,000		(13,000,000)		10,000,000
Total Income Tax Expense (Benefit)	273,000,000		99,000,000		(406,000,000)
Unrecognized tax benefits [Roll Forward]
Beginning Balance	148,000,000		170,000,000		303,000,000
Additions from acquisitions	46,000,000		0		0
Additions related to current year	38,000,000		6,000,000		12,000,000
Additions related to prior years positions	24,000,000		27,000,000		13,000,000
Reductions related to prior years positions	(16,000,000)		(33,000,000)		(65,000,000)
Settlements with taxing authorities	(19,000,000)	[1]	(7,000,000)	[1]	(28,000,000)	[1]
Reductions related to lapse of statute of limitations	(35,000,000)		(29,000,000)		(45,000,000)
Currency	0		14,000,000		(20,000,000)
Ending Balance	186,000,000		148,000,000		170,000,000
Unrecognized tax benefit amount with a high certainty of realizability but uncertainty regarding the timing or amount	39,000,000		67,000,000		67,000,000
Accrual for the payment of interest and penalties associated with unrecognized tax benefits	31,000,000		13,000,000		22,000,000
Tax Effect of Future Tax Deductions:
Research and development	855,000,000		752,000,000
Post-retirement medical benefits	373,000,000		421,000,000
Depreciation	200,000,000		246,000,000
Net operating losses	634,000,000		576,000,000
Other operating reserves	172,000,000		261,000,000
Tax credit carryforwards	409,000,000		525,000,000
Deferred compensation	340,000,000		233,000,000
Allowance for doubtful accounts	97,000,000		93,000,000
Restructuring reserves	78,000,000		16,000,000
Pension	437,000,000		403,000,000
Other	156,000,000		132,000,000
Subtotal	3,751,000,000		3,658,000,000
Valuation allowance	(735,000,000)		(672,000,000)
Total	3,016,000,000		2,986,000,000
Tax Effect of Future Taxable Income:
Unearned income and installment sales	(1,025,000,000)		(996,000,000)
Intangibles and goodwill	(1,207,000,000)		(154,000,000)
Other	(54,000,000)		(38,000,000)
Total	(2,286,000,000)		(1,188,000,000)
Total Deferred Taxes, Net	730,000,000		1,798,000,000
Current deferred tax assets	298,000,000		290,000,000
Net change in total valuation allowance	63,000,000		44,000,000
Tax credit carryforwards [Abstract]
Tax credit carryforwards	409,000,000		525,000,000
Tax credit carryforwards available to carryforward indefinitely	109,000,000
Tax credit carryforwards due to expire	300,000,000
Tax credit carryforwards, expiration dates	2011 through 2027
Net operating loss carryforwards [Abstract]
Net operating loss carryforwards due to expire	1,236,000,000
Net operating loss carryforwards, expiration dates	2011 through 2029
Net operating loss carryforwards available to offset future taxable income indefinitely	2,478,000,000
Undistributed earnings of foreign subsidiaries and other foreign investments carried at equity [Member]
Deferred Tax Liability Not Recognized [Line Items]
Amount of undistributed earnings of foreign subsidiaries and other foreign investments carried at equity	$ 7,000,000,000
Determination of deferred tax liability is not practicable	It is not practicable to estimate the amount of additional tax that might be payable on the foreign earnings.

[1]	(1) Majority of settlements did not result in the utilization of cash.

Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Oct. 13, 2010
Loss Contingencies [Line Items]
Unreserved Tax and Labor Contingencies	$ 1,274,000,000	$ 1,225,000,000
Escrow cash deposits	276,000,000	240,000,000
Unreserved balance related to matters where the likelihood of loss is deemed to be remote	With respect to the unreserved balance of $1,274, the majority has been assessed by management as being remote as to the likelihood of ultimately resulting in a loss to the Company. In connection with the above proceedings, customary local regulations may require us to make escrow cash deposits or post other security of up to half of the total amount in dispute
Net book value of assets with liens	19,000,000
Letters of credit	160,000,000
Final ACS Settlement aggregate payment				69,000,000
ACS Settlement payment, net				36,000,000
Product Warranty Liabilities [Abstract]
Aggregate product warranty liability expense	33,000,000	34,000,000	39,000,000
Total product warranty liabilities	18,000,000	20,000,000
Other Contingencies [Abstract]
Issued Letters of Credit - Contractual and Corporate Obligations	270,000,000
Outstanding Surety Bonds - Contractual Obligations	666,000,000
Outstanding Principal Balance - Student Loan Portfolio	$ 51,400,000,000

Preferred Stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 05, 2010
Redeemable preferred stock [Abstract]
Series A Convertible Perpetual Preferred Stock (in shares)		300,000,000
Preferred Stock Dividend Rate	8
Per Share Liquidation Preference (in dollars per share)		$ 1,000
Preferred Stock Conversion Rate (in shares)		89.8876
Aggregate Common Shares Issued Upon Conversion (in shares)		26,966,000
Conversion Price per Share (in dollars per share)		$ 11.125
Premium Over Xerox Common Share Price (in hundredths)		2500.00%
Average Common Share Price (in dollars per share)		$ 8.9

Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2010 Restricted Stock Units [Member]	Dec. 31, 2009 Restricted Stock Units [Member]	Dec. 31, 2008 Restricted Stock Units [Member]	Dec. 31, 2007 Restricted Stock Units [Member]	Dec. 31, 2010 Performance Shares [Member]	Dec. 31, 2009 Performance Shares [Member]	Dec. 31, 2008 Performance Shares [Member]	Dec. 31, 2007 Performance Shares [Member]	Dec. 31, 2011 Options [Member]	Dec. 31, 2010 Options [Member]	Dec. 31, 2009 Options [Member]	Dec. 31, 2008 Options [Member]	Feb. 05, 2010 Options [Member] Pre-August 2009 [Member]	Feb. 05, 2010 Options [Member] August 2009 [Member]
Preferred Stock [Abstract]
Authorized (in shares)	22,000,000
Par value (in dollars per share)	$ 1
Common Stock [Abstract]
Authorized (in shares)	1,750,000,000
Par value (in dollars per share)	$ 1
Reserved for issuance under incentive compensation plans (in shares)	167,000,000
Reserved for debt to equity exchanges (in shares)	48,000,000
Reserved for conversion of preferred stock (in shares)	27,000,000
Reserved for conversion of convertible debt (in shares)	2,000,000
Treasury stock [Abstract]
Common Stock Repurchased Year to Date (in shares)				0
Authorized share repurchase				$ 4,500
Share repurchases				2,941
Share repurchase fees				4
Number of shares repurchased (in shares)				194,093,000
Changes in Common stock shares [Roll Forward]
Balance at beginning of year (in shares)	1,738,762,000	864,777,000	919,013,000
ACS Acquisition (in shares)	489,802,000
Stock option and incentive plans, net (in shares)	38,395,000	4,604,000	4,442,000
Cancellation of Treasury stock (in shares)			0
Balance at end of year (in shares)	1,397,578,000	1,738,762,000	864,777,000
Changes in Treasury stock shares [Roll Forward]
Balance at beginning of year (in shares)	0	0	1,836,000
Acquisition of Treasury stock (in shares)			56,842,000
Cancellation of Treasury stock (in shares)			0
Balance at end of year (in shares)	0	0	0
Stock based compensation [Abstract]
Number of shares available for grant (in shares)	30,000,000	15,000,000
Stock based compensation expense, pre-tax	123	85	85
Income tax benefit recognized in earnings	47	33	33
Long-term incentive plan disclosures [Abstract]
Vesting period, low range (in years)					3Y
Vesting period, high range (in years)					5
Terms of award									We grant officers and selected executives PSs that vest contingent upon meeting pre-determined Earnings per Share ("EPS") and Cash Flow from Operations targets. These shares entitle the holder to one share of common stock, payable after a three-year period and the attainment of the stated goals. If the cumulative three-year actual results for EPS and Cash Flow from Operations exceed the stated targets, then the plan participants have the potential to earn additional shares of common stock. This overachievement can not exceed 50% for officers and 25% for non-officers of the original grant.
Terms of award, in connection with the ACS acquisition									In connection with the ACS acquisition, selected ACS executives received a special one-time grant of PSs that vest over a three-year period contingent upon ACS meeting pre-determined annual earnings targets. These shares entitle the holder to one share of common stock, payable after the three-year period and the attainment of the targets. The aggregate number of shares that may be delivered based on achievement of the targets was determined on the date of grant and ranges in value as follows: 50% of base salary (threshold); 100% of base salary (target); and 200% of base salary plus 50% of the value of the August 2009 options (maximum).
Number of shares of common stock to which the holder is entitled (in shares)									1
Performance period (in years)									3Y
Maximum percentage of original grant allowable for officers (in hundredths)									5000.00%
Maximum percentage of original grant allowable for non-officers (in hundredths)									2500.00%
Strike Price (in dollars per share)																	$ 6.89	$ 6.33
Expected Volatility (in hundredths)																	3790.00%	3805.00%
Risk-free interest rate (in hundredths)																	23.00%	196.00%
Dividend yield (in hundredths)																	197.00%	197.00%
Expected Term (in years)																	0.75	4.2
Summary of activity for instruments other than options [Roll Forward]
Outstanding at January 1 (in shares)					25,127,000	14,037,000	11,696,000		4,874,000	7,378,000	6,585,000
Granted (in shares)					11,845,000	15,268,000	5,923,000		5,364,000	718,000	3,696,000
Vested (in shares)					3,671,000	3,764,000	3,350,000		1,566,000	3,075,000	2,734,000
Cancelled (in shares)					870,000	414,000	232,000		901,000	147,000	169,000
Outstanding at December 31 (in shares)						25,127,000	14,037,000		7,771,000	4,874,000	7,378,000
Summary of activity for instruments other than options, additional disclosures [Abstract]
Outstanding at January 1, weighted average grant date fair value (in dollars per share)					$ 8.68	$ 10.18	$ 15.43	$ 16.78	$ 9.78	$ 15.49	$ 15.39	$ 16.16
Granted, weighted average grant date fair value (in dollars per share)					$ 8.56	$ 6.69	$ 13.63		$ 8.1	$ 15.17	$ 13.67
Vested, weighted average grant date fair value (in dollars per share)					$ 18.22	$ 15.17	$ 16.92		$ 18.48	$ 15.17	$ 14.87
Cancelled, weighted average grant date fair value (in dollars per share)					$ 10.36	$ 13.94	$ 15.98		$ 15.51	$ 15.52	$ 16.05
Outstanding at December 31, weighted average grant date fair value (in dollars per share)					$ 8.68	$ 10.18	$ 15.43	$ 16.78	$ 9.78	$ 15.49	$ 15.39	$ 16.16
Aggregate intrinsic value of outstanding instruments					374				90
Total intrinsic value of vested instruments					31	19	54		15	12	41
Tax benefit realized for vested instruments tax deductions					10	6	18		6	5	13
Summary of activity for options [Roll Forward]
Outstanding at January 1 (in shares)													71,038,000	28,363,000	45,185,000	52,424,000
Granted - ACS Acquisition (in shares)														96,662,000	0	0
Cancelled/Expired (in shares)														2,735,000	16,676,000	6,559,000
Exercised (in shares)														51,252,000	146,000	680,000
Outstanding at December 31 (in shares)														71,038,000	28,363,000	45,185,000
Exercisable at December 31 (in shares)														57,985,000	28,363,000	45,185,000
Summary of activity for options, additional disclosures [Abstract]
Outstanding at January 1, Weighted average option price (in dollars per share)													$ 8	$ 10.13	$ 15.49	$ 19.73
Granted - ACS acquisition, Weighted average option price (in dollars per share)														$ 6.79	$ 0	$ 0
Cancelled/Expired, Weighted average option price (in dollars per share)														$ 7.33	$ 24.68	$ 50.08
Exercised, Weighted average option price (in dollars per share)														$ 6.92	$ 5.88	$ 8.89
Outstanding at December 31, Weighted average option price (in dollars per share)														$ 8	$ 10.13	$ 15.49
Exercisable at December 31, Weighted-average option price (in dollars per share)														$ 8.38	$ 10.13	$ 15.49
Options outstanding, aggregate intrinsic value														267
Options exercisable, aggregate intrinsic value														199
Options outstanding, weighted-average remaining contractual life (in years)														4.42
Options exercisable, weighted-average remaining contractual life (in years)													3.46
Information relating to stock option exercises [Abstract]
Total intrinsic value of stock options														155	0	4
Cash received														183	1	6
Tax benefit realized for stock option tax deductions														56	0	2
Unrecognized compensation cost [Abstract]
Total unrecognized compensation cost related to nonvested awards					$ 135				$ 45					$ 35
Total unrecognized compensation cost related to nonvested awards, weighted-average period of recognition (in years)					1.7				1.8					3

Earnings per Share (Details) (USD $) In Millions, except Share data	3 Months Ended												12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Basic Earnings per Share:
Net income attributable to Xerox													$ 606	$ 485	$ 230
Accrued dividends on preferred stock													(21)	0	0
Adjusted Net Income Available to Common Shareholders													585	485	230
Weighted-average common shares outstanding (in shares)													1,323,431,000	869,979,000	885,471,000
Basic Earnings per Share (in dollars per share)													$ 0.44	$ 0.56	$ 0.26
Diluted Earnings per Share:
Net income attributable to Xerox													606	485	230
Accrued dividends on preferred stock													(21)	0	0
Interest on Convertible securities, net													0	1	0
Adjusted Net Income Available to Common Shareholders													$ 585	$ 486	$ 230
Weighted-average common shares outstanding (in shares)													1,323,431,000	869,979,000	885,471,000
Common shares issuable with respect to:
Stock options (in shares)													13,497,000	462,000	3,885,000
Restricted stock and performance shares (in shares)													13,800,000	7,087,000	6,186,000
Convertible securities (in shares)													0	1,992,000	0
Adjusted Weighted Average Shares Outstanding (in shares)													1,350,728,000	879,520,000	895,542,000
Diluted Earnings per Share (in dollars per share)													$ 0.43	$ 0.55	$ 0.26
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividends Declared per Common Share (in dollars per share)	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.17	$ 0.17	$ 0.17
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Anti Dilutive Securities (in shares)													57,541,000	27,901,000	41,300,000
Convertible Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Anti Dilutive Securities (in shares)													1,992,000	0	1,992,000
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Anti Dilutive Securities (in shares)													26,966,000	0	0
Restricted Stock and performance shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Anti Dilutive Securities (in shares)													25,983,000	22,574,000	14,969,000

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Allowance for Losses on Accounts Receivable [Member]
Changes in allowances for losses on receivables [Roll Forward]
Balance at beginning of period	$ 148		$ 131		$ 128
Additions charged to bad debt provision	60	[1]	114	[1]	64	[1]
Amounts (credited) charged to other income statement accounts	(14)	[1]	(5)	[1]	8	[1]
Deductions and other, net of recoveries	(82)	[2]	(92)	[2]	(69)	[2]
Balance at end of period	112		148		131
Allowance for Losses on Finance Receivables [Member]
Changes in allowances for losses on receivables [Roll Forward]
Balance at beginning of period	222		198		203
Additions charged to bad debt provision	128	[1]	177	[1]	124	[1]
Amounts (credited) charged to other income statement accounts	6	[1]	3	[1]	3	[1]
Deductions and other, net of recoveries	(144)	[2]	(156)	[2]	(132)	[2]
Balance at end of period	$ 212		$ 222		$ 198

[1]	(2) Deductions and other, net of recoveries primarily relates to receivable write-offs, but also includes the impact of foreign currency translation adjustments and recoveries of previously written off receivables.
[2]	(1) Refer to Note 3 - Acquisitions for additional information.

Document Information	12 Months Ended
Dec. 31, 2010
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010

Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jan. 31, 2011	Jun. 30, 2010
Entity Registrant Name	Xerox Corporation
Entity Central Index Key	0000108772
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 11,119,697,695
Entity Common Stock, Shares Outstanding		1,399,441,447
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY